As filed with the SEC on April 30, 2026

Registration No. 33-42376

Registration No. 811-06388

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 40	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 127	☒

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Exact Name of Registered Separate Account)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of Insurance Company)

640 Fifth Avenue

New York, New York 10019

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number: (800) 544-8888

ARI LINDNER

President

Empire Fidelity Investments Life Insurance Company

640 Fifth Avenue

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on April 30, 2026, pursuant to paragraph (b) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

April 30, 2026

Retirement Reserves

Issued by Empire Fidelity Investments Life Insurance Company®

(“EFILI”)

Introduction:

Retirement Reserves is an individual, deferred, flexible premium variable annuity contract (the “Contract”) issued by Empire Fidelity Investments Life Insurance Company® (“EFILI”, the “Company”, “we”, or “us”). The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes. The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. Currently, we do not offer this Contract for sale to new investors and additional payments are not allowed.

You purchased your Contract (1) on a non-qualified basis, or (2) on a qualified basis as an Individual Retirement Annuity (“IRA”) under Section 408(b) of the Internal Revenue Code of 1986, as amended, in connection with the “rollover” of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA.

Money may be directed to one or more of the Subaccounts of Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”), each of which invests in a single mutual fund portfolio (a “Fund”). You can also direct part of your money to a fixed-rate investment option funded through our general account (the “Guaranteed Account”). Information about the Funds and the Guaranteed Account is provided in Appendix A.

Important Disclosures:

The Contract is a complex investment and involves risks, including risk of loss. It is not a short-term investment and is not suitable for an investor who needs ready access to cash. The taxable portion of a distribution will generally be taxed as ordinary income and may be subject to a penalty tax if received before age 59 1⁄2.

FILI’s obligations and guarantees under the Contract are subject to FILI’s financial strength and claims-paying ability.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

GLOSSARY

Accumulation Phase (referred to as “Accumulation Period” in the Contract) - The Accumulation Phase starts when you purchase your Contract and ends on the Annuity Date, when the Income Phase starts.

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant - The person designated by the Contract Owner, upon whose life annuity payments are based.

Annuitant’s Beneficiary - The person who receives the proceeds. in the event of the death of the last surviving Annuitant.

Annuity Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

Annuity Unit Value - The value of a particular Annuity Unit at a particular time.

Base Contract Expenses - Expenses that we assess daily at an annual effective rate against the assets of each Subaccount, comprised of a mortality and expense risk charge and an administrative charge.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant’s lifetime, before the deduction of any taxes.

Code - The Internal Revenue Code of 1986, as amended.

Contingent Annuitant - The person who becomes the Annuitant upon the death or removal of the Annuitant prior to the Annuity Date.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It is stated in your Contract.

Contract Owner(s) or You - The person or persons who have the ownership rights and privileges of the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Guaranteed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit - Amount payable to the Annuitant’s Beneficiary upon the death of the last surviving Annuitant before the Annuity Date. For the Enhanced Death Benefit Rider, it is the amount payable to the Annuitant’s Beneficiary upon the death of the Annuitant before the Annuity Date.

Funds - The mutual fund portfolios in which the Subaccounts invest.

Guaranteed Account - A fixed-rate investment option funded through EFILI’s general account. EFILI credits interest to the amount allocated to the Guaranteed Account at a rate declared periodically in advance. The Guaranteed Account may also be referred to as the “Fixed Account”.

Income Phase (referred to as “Annuity Period” in the Contract) - The Income Phase starts on the Annuity Date and represents the period of time the Contract makes annuity income payments.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - An annuity contract that does not qualify as an individual retirement annuity under Section 408(b) of the Code.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Owner’s Beneficiary - The person who receives the proceeds in the event of the death of the Owner (if no joint Owner survives) prior to the Annuity Date.

Subaccount - The divisions of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Subaccounts - Transfers of amounts among the Subaccounts.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

OVERVIEW OF THE CONTRACT

What is this Contract designed to do and who could it be appropriate for?

The Contract is designed to provide long-term, tax-deferred accumulation of assets through investments in a variety of Subaccounts during the Accumulation Phase. It also provides a Death Benefit to help protect your designated beneficiaries. Finally, it can also supplement your retirement income by providing a stream of income payments during the Income Phase. This Contract may be appropriate if you desire to accumulate assets on a tax-deferred basis and have a long-term investment horizon.

How do I accumulate assets in this Contract and receive income from the Contract?

Your Contract has two phases: 1) an Accumulation Phase; and 2) an Income Phase, beginning on the Annuity Date.

•	Accumulation Phase

To help you accumulate assets, you invest your purchase payments in one or more of the Subaccounts. The value of the money you invest in any Subaccount will vary with the performance of the single mutual fund portfolio (the “Fund”) in which the Subaccount invests. Each Fund has its own investment strategies, investment advisers, subadvisers, expense ratios, and returns. Information about the Funds is provided in Appendix A.

Owners are also allowed to direct a portion of their Contract Value to a fixed-rate investment option funded through our general account (the “Guaranteed Account”). The Guaranteed Account may also be referred to as the “Fixed Account”. We guarantee that amounts allocated to the Guaranteed Account will earn interest at declared rates. See 6(b). Facts About the Guaranteed Account.

•	Income Phase

During the Income Phase, the Contract pays a stream of income payments to the Annuitant, a person designated by the Owner and upon whose life annuity income payments are based. Annuity income payments commence on the Annuity Date, a date the Owner selects. Please note on the Annuity Date, (i) the Annuitant becomes the Owner of the Contract, (ii) there may no longer be an ability to make withdrawals, and (iii) the Death Benefit terminates.

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both.

•	If you elect a fixed income, your Contract’s participation in the investment experience of the Variable Account will cease when the annuity income payments begin.

•	If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the Income Phase.

•

If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

What are the other primary features of the Contract?

Other primary Contract features:

•

Accessing your money: During the Accumulation Phase, you have full access to your money. You can choose to withdraw your Contract Value at any time (although withdrawals prior to age 59 1⁄2 may be subject to a tax penalty).

•

Tax treatment: You can exchange money among the Subaccounts without tax implications. Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. The taxable portion of a distribution will generally be taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

•

Death Benefit: In the event that the last surviving Annuitant dies prior to the Annuity Date, we will, upon receipt at the Annuity Service Center of proof of death and the required paperwork from all of the Beneficiaries, pay a Death Benefit to the Annuitant’s Beneficiary you have designated.

•

Enhanced Death Benefit Rider: This is an optional Death Benefit that could be elected by Contract Owners for a limited period of time. It is no longer available for purchase. Under this benefit, if death of the Annuitant occurs prior to the Annuity Date and on or before his or her 85th birthday, the Death Benefit will be the greatest of three different values calculated. If the death of the Annuitant occurs prior to the Annuity date and after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by FILI. See 4. Benefits of the Contract.

•

Dollar Cost Averaging and Automatic Rebalancing: At no additional charge, you may use Dollar Cost Averaging to make automatic monthly dollar amount exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the “Source Account”), but not both, to any of the other Subaccounts. Note you cannot transfer money to the Guaranteed Account using Dollar Cost Averaging. Alternatively, at no additional charge, you may use Automatic Rebalancing, which on a periodic basis automatically rebalances the Subaccounts you select to help you maintain your specified allocation mix of Subaccounts. Note you may not use Automatic Rebalancing if you have a balance in the Guaranteed Account.

•

Systematic Withdrawal Program: At no additional charge, you may use our Systematic Withdrawal Program to schedule periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES, AND ADJUSTMENTS				Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No
Are There Transaction Charges?	Although we do not currently intend to charge for exchanges, we reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.			Fee Tables
Are There Ongoing Fees and Expenses?	Yes, the table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.

Fee Tables 9. Current Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	0.80%[1]	0.80%[1]
	Subaccounts (Fund fees and expenses)	0.09%[2]	1.80%[2]
	Optional Benefits for an Additional Charge	0.20%[3]	0.20%[3]

 1  As a percentage of the average Contract Value allocated to the Variable Account.

[2]  As a percentage of the net assets of each Subaccount.

[3]  Enhanced Death Benefit charge of 0.05% is deducted once each quarter until the Annuitant’s 85th birthday, as a percentage of the Contract Value on the date of the charge. This optional benefit is no longer available for sale.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost $839		Highest Annual Cost $2,403

Assumes

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive
combination of Fund fees and expenses

•

No optional benefits

•

No Sales Charge

•

No additional purchase payments, transfers, or withdrawals

Assumes

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of optional benefits and Fund fees and expenses

•

No Sales Charge

•

No additional purchase payments, transfers, or withdrawals

RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes, an investor can lose money by investing in the Contract.	1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account 2(b). The Funds
Is This a Short-Term Investment?	No, the Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long-time horizon. Investors with a short time horizon may not benefit. Furthermore, the taxable portion of a distribution will generally be taxed as ordinary income and may be subject to a penalty tax if received before age 59 1⁄2.	1. Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?

•

An investment in the Contract is subject to the risk of poor performance of the Subaccount(s).

•

Performance will vary based on the performance of the Subaccount(s) you select.

•

Each Subaccount will have its own unique risks.

•

You should review each Fund’s prospectus carefully before making an investment decision.

•

The interest rate associated with a purchase payment or an amount transferred into the Guaranteed Account may vary from time to time.

1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account 2(b). The Funds 6(b). Facts About the Guaranteed Account
What Are the Risks Related to the Insurance Company?	The Contract is issued by and subject to the risks related to Empire Fidelity Investments Life Insurance Company® (“EFILI”, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to EFILI’s financial strength and claims-paying ability. EFILI has an A+ Financial Strength Rating from AM Best as of March 5, 2026.	1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account

RESTRICTIONS		Location in Prospectus
Are There Restrictions on the Investment Options?

Yes, the following restrictions may apply:

•

Additional payments are not allowed.

•

Transfers from the Variable Account to the Guaranteed Account are subject to specific limitations.

•

You cannot exchange less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may exchange the entire amount.

•

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchase or Exchanges.

•

We have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new Fund for the Fund in which a Subaccount invests.

3. Purchasing and Contributing to a Contract 5. Trading Among Subaccounts 6. The Guaranteed Account 12(a). Changes in Subaccounts

RESTRICTIONS		Location in Prospectus
Are There Any Restrictions on Contract Benefits?

Yes, there are:

•

Withdrawals can significantly reduce benefits payable upon death.

•

For certain contracts, benefits payable upon death may be adjusted proportionally for any partial withdrawals or partial 1035 exchanges.

•

We reserve the right to modify or terminate certain benefits available under the Contract.

•

To the extent it is applicable to your Contract, the Enhanced Death Benefit Rider will also terminate if the original Annuitant is removed from the Contract.

4. Benefits of the Contract

TAXES		Location in Prospectus
What Are the Contract’s Tax Implications?

•

Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•

For a Qualified Contract with a contribution transferred from an IRA or rolled over from a qualified plan, you do not get any additional tax benefit from this Contract.

•

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. The taxable portion of a distribution will generally be taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

Overview of the Contract 1. Principal Risks of Investing in the Contract 10. Tax Considerations

CONFLICTS OF INTEREST		Location in Prospectus
How Are Investment Professionals Compensated?	Your investment professional may receive compensation for selling this Contract to you in the form of commissions. This financial incentive may have influenced your investment professional to recommend this Contract over another investment.	2(b). The Funds 2(c). Selling the Contracts
Should I Exchange My Contract?	Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.	“Replacement of Contracts” under 3. Purchasing and Contributing to a Contract

FEE TABLES

The following tables describe the fees and expenses that you will pay while you own the Contract. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer Contract Value between Subaccounts.

Transaction Expenses	Current Charge	Maximum Charge
Transfer FeeA	None	$15.00

A	Although we do not currently intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of six per Contract Year.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses	Current Charge	Maximum Charge
Administrative ExpensesB (deducted from Contract Value)	$30	$50
Base Contract ExpensesC (as a percentage of the average Contract Value allocated to the Variable Account)	0.80%	0.80%
Optional Benefit ExpensesD Enhanced Death Benefit Rider (as a percentage of the Contract Value on the date of the charge)	0.20%	0.20%

B

We call this fee “Maintenance Charge” in your Contract. We currently waive this charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. Although we do not intend to charge more than $30 per year, we reserve the right to increase this charge up to $50 if warranted by the expenses we incur.

C

Base Contract Expenses is the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge, which is a separate charge from the Contract’s $30 Administrative Expense. You may also see Base Contract Expenses referred to as “Total Separate Account Annual Expenses”.

D	0.05% is deducted once each quarter. This optional benefit is no longer available for sale.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.09%	1.80%
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements)	0.09%	1.39%E

E	This reflects temporary reductions to Fund expenses.

Examples

These examples are intended to help you compare the cost of investing in the Subaccounts of the Variable Account with the cost of investing in other annuity contracts that offer a Variable Account. These costs include annual Contract expenses and annual Fund expenses.

Both examples assume all Contract Value is allocated to the Variable Account. It assumes that you invest $100,000 in the Variable Account for the time periods indicated and your investment has a 5% return each year. Your costs could differ from those shown below if you invest in the Guaranteed Account.

Example 1 assumes maximum Base Contract Expenses, Optional Benefit Expenses, and maximum annual Fund expenses.

Example 2 assumes current Base Contract Expenses, no Optional Benefit Expenses, and maximum annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your Contract at the end of each of the periods shown:

(1)	Assuming maximum Base Contract Expenses and Optional Benefit Expenses

1 year	3 years	5 years	10 years
$2,842	$8,713	$14,844	$31,386

(2)	Assuming current Base Contract Expenses and No Optional Benefit Expenses

1 year	3 years	5 years	10 years
$2,638	$8,105	$13,838	$29,412

1.  PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss: The portion of your Contract Value allocated to the Subaccounts will vary with the investment performance of the single Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested. Values may increase, decrease, or stay the same. You bear the investment risk. You should review each Fund’s prospectus carefully before making an investment decision.

Not A Short-Term Investment: The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long-time horizon. Investors with a short time horizon. Furthermore, adverse tax consequences may result from withdrawals prior to age 59 1⁄2.

Guaranteed Account Interest Rate Risk: Different interest rates may apply to different amounts in the Guaranteed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

Possibility of Adverse Tax Consequences: A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

Another Annuity Contract May Be More Appropriate: It is possible that other annuity contracts, including contracts with lower expenses, may be more appropriate for you based on your current needs. For example, if the Death Benefit and Guaranteed Account available in this Contract are not important to you, another less expensive annuity contract could be more appropriate. Note exchanging from one annuity contract to another should only be done after a careful consideration of the benefits, features, and expenses of the existing and proposed annuity.

Potential Harmful Fund Transfer Activity: Frequent exchanges among Subaccounts by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value (“NAV”). EFILI has adopted policies designed to discourage frequent trading. See 5(f). EFILI Policies Regarding Frequent Trading.

Insurance Company Risks: The Contract is issued by and subject to the risks related to Empire Fidelity Investments Life Insurance Company. The obligations, guarantees, and benefits of the Contract are subject to EFILI’s claims-paying ability. If EFILI experiences financial distress, it may not be able to meet its obligations to you – obligations under the Guaranteed Account, Death Benefit, and annuity income payments could be especially at risk.

Contract Changes Risk: There is the risk that in the future we will exercise our right to change certain fees or features of the Contract, including the following:

•	Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels

•	We reserve the right to limit exchanges, and to charge as much as $15.00 for each exchange in excess of six per Contract year.

•	We reserve the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new Fund for the Fund in which a Subaccount invests.

•	We may modify or terminate certain Contract features such as dollar cost averaging, automatic rebalancing, and the systematic withdrawal program.

2.  EFILI, THE VARIABLE ACCOUNT, THE FUNDS, AND THE DISTRIBUTORS

2(a).  EFILI and the Variable Account

EFILI: The Contract is issued by EFILI, which is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company®. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Interest credited to amounts allocated to the Guaranteed Account, the Death Benefit, and lifetime annuity income payments made under the Contract are subject to our claims-paying ability and financial strength. We issue other annuity contracts and life insurance policies as well, and certain benefits and obligations under these products are also subject to our claims-paying ability and financial strength. We have an A+ Financial Strength Rating from AM Best as of March 5, 2026.1 Our principal executive offices are located at 640 Fifth Avenue, New York, New York 10019. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

The Variable Account: Empire Fidelity Investments Variable Annuity Account A is a separate account used to support the Contract and other forms of variable annuity contracts issued by EFILI, and for other purposes permitted by law. We are the legal owner of the assets of the Variable Account. However, income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of any of our other assets. The assets of the Variable Account may not be used to pay any of our liabilities other than those arising from the Contracts. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all amounts promised to investors under the Contracts.

Financial Statements: EFILI’s financial statements and the financial statements of the Variable Account appear in the Statement of Additional Information (“SAI”).

1 Financial strength ratings are opinions from independent rating agencies of an insurer’s financial strength and ability to pay its insurance policies and contract obligations. They are not recommendations to purchase, hold or terminate any insurance policy or contract issued by an insurer, nor do they address the suitability of any particular policy or contract for a specific purpose or purchaser. AM Best Ratings range from A++ to F and are subject to change.

2(b).  The Funds

Each Subaccount in the Variable Account invests exclusively in the shares of a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund’s assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund. In addition, the names and investment objectives of the Funds may be similar to those of other funds available through the same Adviser; however, the performance of such funds may differ significantly.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds’ advisors or their affiliates. These payments are not contract charges, and do not increase fund or contract charges.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.

Where to Find More Information on the Funds: Information regarding each Fund including its name, investment objective, investment advisers, subadvisers, current expenses, and performance is available in Appendix A. In addition, each Fund has issued a prospectus that contains more detailed information about the Fund. Investors may obtain paper or electronic copies of a Fund prospectus by calling 1-800-544-2442 or visiting www.dfinview.com/Fidelity/PUFT/EVA.

2(c).  Selling the Contracts

Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”), affiliates of us and subsidiaries of FMR LLC, our parent company, distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Company LLC (“FDC”) is the distributor of the Fidelity family of funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.

Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Guaranteed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. compensation of not more than 3% of payments received in the first Contract Year for marketing and distribution.

2(d).  Legal Proceedings

Neither the Registrant, the Registrant’s principal underwriter nor the Depositor is a party to any material pending legal proceedings.

3.  PURCHASING AND CONTRIBUTING TO A CONTRACT

Currently, we do not offer this Contract for sale to new investors, and additional payments are not allowed.

Application and Initial Purchase Payment: You purchased your Contract on (1) a non-qualified basis (“Non-qualified Contract”), or (2) as an Individual Retirement Annuity (“IRA”) that qualifies for special federal income tax treatment (“Qualified Contract”).

Generally, we issued Qualified Contracts only in connection with a “rollover” of funds from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract, individuals were generally required to make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See 10. Tax Considerations.

To purchase a Non-qualified Contract, individuals were generally required to make a purchase payment of at least $2,500 and complete an application form. For a Non-qualified Contract, the proposed Annuitant was required to be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant was required to be no older than 85 years old).

We applied your initial payment to the purchase of a Contract within two business days of receiving your payment and completed application form in good order at our Annuity Service Center. The date that we credited your initial payment and issued your Contract is called the Contract Date. We directed the portion of your initial net purchase payment allocated to the Variable Account in the Subaccounts according to the instructions on your application, based on the next computed respective Accumulation Unit Values of the Subaccount following receipt of your payment at the Annuity Service Center. We credited the portion of your net purchase payment allocated to the Guaranteed Account on the date we received your payment at the Annuity Service Center.

Replacement of Contracts: You can generally exchange a Non-qualified annuity Contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer a qualified annuity contract directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer one annuity for another annuity, then you may pay a surrender charge on your existing annuity, charges may be higher (or lower), and the benefits may be less (or more) advantageous. You should not exchange or transfer one annuity for another unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you the new annuity contract (that person will generally be compensated if buy the contract through an exchange, transfer or otherwise).

Accumulation Units: We credit your payments allocated to the Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period during which the purchase payment is received at our Annuity Service Center. Accumulation Units are adjusted for any transfers into or out of a Subaccount.

For each Subaccount, the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at the Accumulation Unit Value of the comparable subaccount of similar contracts offered by an affiliated company. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each Subaccount has a Net Investment Factor (also referred to as the “Total Return”). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next.

The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a)	Is the value of the assets of the Subaccount at the end of the preceding Valuation Period;

(b)	Is the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period;

(c)	Is the sum of:

(1)	The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2)	The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

4.  BENEFITS OF THE CONTRACT

The following tables summarize information about benefits available under the Contract. A detailed description of each benefit follows the tables.

Standard Benefits Payable Upon Death During Accumulation Phase

Name of Benefit	Purpose	Maximum Fee (annual rate)	Brief Description of Restrictions/Limitations
Contract Value Benefit	Upon death of an Owner prior to the Annuity Date and while the Annuitant is still living, this provides a benefit equal to the Contract Value.	None

Poor investment performance and withdrawals can significantly reduce the benefit.

To the extent the Owner’s death would also trigger the Death Benefit, the terms of the Contract’s Death Benefit override the Contract Value Benefit.

Return of Premium Death Benefit

If the death of the last surviving Annuitant occurs prior to the Annuity Date and on or before his or her 85th birthday, the Death Benefit will be the greater of

(a)  Purchase payments paid, adjusted for any partial withdrawals, and any applicable taxes; and

(b)  the Contract Value on the date that proof of death is received by EFILI.

If death of the last surviving Annuitant occurs prior to the Annuity Date and after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by EFILI.

		None	Applicable to Contracts purchased prior to August 25, 2003. All Contracts this Death Benefit is applicable to were issued endorsement EVA-91150. Withdrawals can significantly reduce the benefit.

Name of Benefit	Purpose	Maximum Fee (annual rate)	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit – Adjusted Proportionally

If the death of the last surviving Annuitant occurs prior to the Annuity Date and on or before his or her 85th birthday, the Death Benefit will be the greater of

(a)  Purchase payments paid, adjusted proportionally for any partial withdrawals or partial 1035 exchanges, and less any applicable taxes, and

(b)  the Contract Value on the date that proof of death is received by EFILI.

If the death of the last surviving Annuitant occurs prior to the Annuity Date and after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by EFILI.

None

Applicable to Contracts purchased on or after August 25, 2003.

All Contracts this Death Benefit is applicable to were issued contract endorsement EVA-91100-DB-03.

Withdrawals can significantly reduce the benefit.

Optional Benefit Payable Upon Death During Accumulation Phase

Name of Benefit	Purpose	Maximum Fee (annual rate)	Brief Description of Restrictions/Limitations
Enhanced Death Benefit Rider	If death of the Annuitant occurs prior to the Annuity Date and on or before his or her 85th birthday, the Death Benefit will be the greatest of 1), 2), and 3) below.	0.20% (as a % of Contract Value)

This optional Death Benefit is no longer available for purchase.

If purchased, this optional Death Benefit replaced the Contract’s standard Death Benefit.

Withdrawals can significantly reduce the benefit.

1) Purchase payments paid, adjusted for any partial withdrawals and any applicable taxes. 2) the Contract Value on the date that proof of death is received by EFILI.

3)  Highest Contract Value on any Contract Anniversary (“Anniversary”) on or after the Contract Anniversary when Rider is added to the Contract and before the Annuitant reaches age 80, plus any purchase payments received by EFILI

Name of Benefit	Purpose	Maximum Fee (annual rate)	Brief Description of Restrictions/Limitations
Enhanced Death Benefit Rider

after such Contract Anniversary, reduced proportionally for any withdrawals after such Contract Anniversary.

If the death of the Annuitant occurs prior to the Annuity Date and after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by EFILI.

Other Standard Benefits

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging	Allows for automatic monthly dollar amount exchanges from one of two source Subaccounts (the source options) to any other Subaccount (the destination options).	None

Minimum transfer amount is $250.

May not be used at the same time as Automatic Rebalancing.

May not be used to make transfers to the Guaranteed Account.

We reserve the right to modify or terminate this benefit.

Automatic Rebalancing	Helps to maintain a specified allocation mix among Subaccounts.	None	May not be used at the same time as Dollar Cost Averaging. May not be used if you have a balance in the Guaranteed Account. We reserve the right to modify or terminate this benefit.
Systematic Withdrawal Program	Allows for periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis.	None	Contract Value must be at least $10,000 to begin this program. We reserve the right to modify or terminate this benefit.

Benefits Payable Upon Death

Overview

All Contracts include the Contract Value Benefit and one of the three below Death Benefits. Note these benefits are only applicable during the Accumulation Phase. For information on the payments, if any, Beneficiaries will be entitled to following the death of the last surviving Annuitant during the Income Phase, See 8(d). Types of Annuity Income Options.

The main differences between the Contract Value Benefit and the Death Benefit are:

(1)

The death that triggers each benefit: In general, the Contract Value Benefit is triggered upon the death of an Owner before the Annuity Date. whereas the Death Benefit is triggered upon the death of the last surviving Annuitant before the Annuity Date (unless the Enhanced Benefit Rider was elected and is in effect, in which case it is triggered upon the death of the Annuitant before the Annuity Date).

(2)

Who has the right to each benefit: The Contract Value Benefit is payable to the surviving joint Owner, if any; otherwise, it will be paid to the Owner’s Beneficiary(ies). The Death Benefit is payable to the Annuitant’s Beneficiary, if living on the date proof of death is received; otherwise, it will be paid to the Owner. See 11(a). Contract Rights.

(3)

The amount of each benefit: The Death Benefit guarantees a minimum distribution amount (if death occurs during a specified time period), whereas the Contract Value Benefit does not guarantee any minimum distribution amount.

Please see Appendix B: Death Benefit Hypothetical Examples for examples illustrating the operation of each of the Death Benefits.

Details of Benefits

Contract Value Benefit: This is a benefit equal to the Contract Value that is triggered if an Owner dies before the Annuity Date. To the extent the Owner’s death would also trigger the Death Benefit, the terms of the Contract’s Death Benefit overrides the Contract Value Benefit. This is a standard benefit, meaning you do not need to elect it, and is included in all Contracts for no additional charge. Note—this benefit does not guarantee a minimum amount of proceeds. Poor investment performance and withdrawals can significantly reduce this benefit.

Return of Premium Death Benefit: This Death Benefit is applicable to:

•	Contracts purchased prior to August 25, 2003.

All Contracts this Death Benefit is applicable to were issued endorsement EVA-91150.

It is a standard benefit, meaning Contract Owners do not need to elect it, and is included in a Contract for no additional charge.

Coverage:

If the last surviving Annuitant dies prior to the Annuity Date, the proceeds will be the Death Benefit. The Death Benefit is payable to the Annuitant’s Beneficiary, if living on the date proof of death is received; otherwise, the Death Benefit will be paid to the Owner.

If the death of the last surviving Annuitant occurs prior to the Annuity Date and on or before his or her 85th birthday, the Death Benefit will be the greater of:

(a)	The purchase payments paid, adjusted for any partial withdrawals and any applicable taxes; and

(b)	The Contract Value on the date that proof of death is received by the EFILI.

If the death of the last surviving Annuitant occurs prior to the Annuity Date and after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by the Company.

Return of Premium Death Benefit – Adjusted Proportionally: This Death Benefit is applicable to:

•	Contracts purchased on or after August 25, 2003.

All Contracts this Death Benefit is applicable to were issued endorsement EVA-91100-DB-03.

It is a standard benefit, meaning Contract Owners do not need to elect it, and is included in a Contract for no additional charge.

Coverage:

If the last surviving Annuitant dies prior to the Annuity Date, the proceeds will be the Death Benefit. The Death Benefit is payable to the Annuitant’s Beneficiary, if living on the date proof of death is received; otherwise, the Death Benefit will be paid to the Owner.

If the death of the last surviving Annuitant occurs prior to the Annuity Date and on or before his or her 85th birthday, the Death Benefit will be the greater of:

(a)

the Purchase Payments paid, adjusted for any partial withdrawals or partial 1035 exchanges as stated in the next sentence and any applicable taxes. Withdrawals or partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawal or partial 1035 exchange; and

(b)	the Contract Value on the date that proof of death is received by EFILI.

If the death of the last surviving Annuitant occurs prior to the Annuity Date and after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of the death is received by the Company.

Enhanced Death Benefit Rider: This is an optional Death Benefit that could be elected by Contract Owners for a limited time. It is no longer available for purchase. If purchased, this Death Benefit replaced the Contract’s standard Death Benefit.

Cost:

A mortality charge is deducted once each quarter. The amount of the charge for each quarter will not be more than 0.05% of the Contract Value on the date of the quarterly charge. No charges will be made on or after the Annuitant’s 85th birthday. The charge made for the quarter that includes the Annuitant’s 85th birthday will be prorated based on the number of days until that birthday.

Coverage:

If the death of the Annuitant occurs prior to the Annuity Date, the proceeds will be the Death Benefit. The Death Benefit is payable to the Annuitant’s Beneficiary, if living on the date proof of death is received, otherwise, the Death Benefit will be paid to the Owner.

If death of the Annuitant occurs prior to the Annuity Date and on or before his or her 85th birthday, the Death Benefit will be the greatest of 1), 2), and 3) below.

1.)	The purchase payments paid, adjusted for any partial withdrawals and any applicable taxes;

2.)	The Contract Value on the date that proof of death is received by the EFILI.

3.)

The highest Contract Value on any Contract Anniversary on or after the Contract Anniversary when this Rider was added to the Contract and before the Annuitant reaches age 80, plus any purchase payments received by the Company after such Contract Anniversary, reduced for any withdrawals after such Contract Anniversary as described in the next sentence. Any withdrawals after such Contract Anniversary will reduce the amount otherwise payable under this paragraph proportionately to the reduction in the Contract Value caused by the withdrawal. For Contracts with net purchase payments greater than $4 million, this value can never exceed the amount calculated above, multiplied by $4 million, divided by the net purchase payments.

If the death of the Annuitant occurs prior to the Annuity Date and after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by EFILI.

Termination

The Owner may terminate the Rider by providing advance written notice to EFILI. Termination will be effective as of the next date a mortality charge is due after EFILI receives such notice.

The rider automatically terminates immediately upon the date that proof of death of the original Annuitant is received by EFILI during the Accumulation Phase. It will also terminate if the original Annuitant is removed from the contract.

What are the different options for the Beneficiary(ies) in receiving the Contract Value or Death Benefit?

The below discussion applies only to Non-qualified Contracts. For a description of the settlement options applicable to Qualified Contracts, please see the IRA Disclosure Statement that accompanies this prospectus.

Listed below are the settlement options that EFILI makes available for the Contract Value Benefit and Death Benefit. Due to federal tax law that the Contract must comply with to qualify as an annuity for tax purposes, some of the settlement options are only available to certain types of Beneficiaries.

Settlement Option	Description	Beneficiary Restrictions for Contract Value Benefit	Beneficiary Restrictions for Death Benefit
5 Year Distribution

Entire interest in the Contract must be withdrawn no later than five years from the date of death.

In the event state escheatment laws require escheatment to the state before five years from the date of death, a Beneficiary may not have the full five-year distribution period to withdraw the proceeds as described in the Contract. See 11(d). Abandoned Property.

		No restrictions	No restrictions
Annuitization

Entire interest in the Contract is payable over the Beneficiary’s or surviving Owner’s lifetime by electing annuitization within 60 days of the date of death, with distributions beginning within one year of the date of death. A Beneficiary who elects this option gives up future access to the proceeds in exchange for a guaranteed stream of income.

		Beneficiary or surviving Owner must be a natural person	Beneficiary must be a natural person
Stretch Benefit	Entire interest in the Contract is paid over a period not extending beyond the Beneficiary or surviving Owner’s life expectancy in	Beneficiary or surviving Owner must be:	Beneficiary must be:

Settlement Option	Description	Beneficiary Restrictions for Contract Value Benefit	Beneficiary Restrictions for Death Benefit
	systematic withdrawals with distributions beginning within one year of the date of death. Under this option the Beneficiary can not make ad hoc partial withdrawals but can make a complete withdrawal of the remaining proceeds at any time.	• a natural person and • not the deceased Owner’s spouse	• a natural person and • not the deceased Annuitant’s spouse
Continuation of Contract

Continue the Contract, or their portion of the Contract, as the Owner.

For the Contract Value Benefit, upon continuing the Contract the Beneficiary (or surviving Owner if different) becomes the Owner and the Annuitant remains the same.

For the Death Benefit, upon continuing the Contract the Beneficiary becomes the Owner as well as the Annuitant.

Beneficiary must be deceased Owner’s spouse

For jointly owned Contracts, upon an Owner’s death, the surviving Owner must be deceased Owner’s spouse AND the Beneficiary to elect this option

Federal tax law does not allow a civil union partner to continue the Contract as his or her own.

Beneficiary must be deceased Annuitant’s spouse Federal tax law does not allow a civil union partner to continue the Contract as his or her own.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the “Source Account”) to any of the other Subaccounts but are not permitted to the Guaranteed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the “Exchange Date”). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. EFILI reserves the right to modify or terminate the Dollar Cost Averaging feature.

Automatic Rebalancing

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Subaccounts. You can direct EFILI to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing is available at no charge. EFILI reserves the right to modify or terminate the automatic rebalancing feature.

•	You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.

•	You may not use Automatic Rebalancing if you have a balance in the Guaranteed Account.

Systematic Withdrawal Program

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Subaccounts at the time of each withdrawal. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

5.  TRADING AMONG SUBACCOUNTS

5(a).  General Procedures for Making Exchanges

You may currently exchange amounts among the Subaccounts before the Annuity Date without charge. However, excessive exchange activity can disrupt the Fund management strategy and increase Fund expenses, which are borne by all Contract Owners participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than six per Contract Year. Although we do not currently intend to charge for exchanges, we reserve the right to impose a charge if you make exchanges in excess of six per Contract Year. See Transaction Expenses in Fee Tables. We may also require you to submit your exchange instructions by mail.

Your request to make an exchange may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by sending a letter or calling the Annuity Service Center or on our Internet website.

5(b).  Trading by Telephone or Internet

EFILI reserves the right to revise or terminate the telephone or Internet exchange provisions, limit the amount of or reject any exchange, as deemed necessary, at any time. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

5(c).  Effective Date of Exchanges Among Subaccounts

When you request an exchange between Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio’s receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

5(d).  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

5(e).  Short-Term Trading Risk

Frequent exchanges among Subaccounts by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value (“NAV”).

The insurance-dedicated mutual funds available through the Subaccounts are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of the 1940 Act, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

5(f).  EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, EFILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by Fidelity Management & Research Company LLC or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other funds managed by Fidelity Management & Research Company LLC or one of its affiliates may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Subaccount at any time, Contract Owners may ordinarily comply with EFILI’s policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Subaccount before they withdraw or exchange out of that Subaccount.

In addition, each underlying mutual fund reserves the right to reject the Variable Account’s entire purchase or exchange transaction at any time, which would make EFILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. EFILI’s policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

5(g).  Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to exchanges among Subaccounts that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into a Subaccount followed by a withdrawal or exchange out of the same Subaccount within 30 days. Owners are limited to one roundtrip transaction per Subaccount within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Subaccount within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Subaccount, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by EFILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Subaccounts. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Subaccount across all contracts with common ownership. “U.S. Mail-Only” for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions

EFILI has approved the following exceptions to the frequent trading policy:

(1)	Transactions in the Government Money Market Subaccount;

(2)	Dollar cost averaging, automatic rebalancing, systematic withdrawal program and annuity payments will not count toward a Subaccount’s roundtrip limits;

(3)

EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

EFILI may choose not to monitor transactions below certain dollar value thresholds. No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

6.  THE GUARANTEED ACCOUNT

6(a).  Important Disclaimer

Because of exemptive and exclusionary provisions, interests in the Guaranteed Account option under the Contracts have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Guaranteed Account option are not subject to the provisions of those Acts, and EFILI has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Guaranteed Account option. Disclosures regarding the Guaranteed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

6(b).  Facts About the Guaranteed Account

•

As noted earlier, you may transfer a part of your Contract Value to a fixed-rate investment option funded through and guaranteed by our general account (the “Guaranteed Account”). The Guaranteed Account may also be referred to as the “Fixed Account”.

•	Funds in the Guaranteed Account do not fluctuate with the investment experience of our general account.

•

We guarantee that funds held in the Guaranteed Account will accrue interest daily at the minimum interest rate that is required by law and that is disclosed on the schedule page of your Contract. This minimum guaranteed interest rate is 3.5% per year compounded annually.

•

When an amount is transferred into the Guaranteed Account, an interest rate will be assigned to that amount and guaranteed for a certain period of time, as described below. Current rates can be obtained by calling the Annuity Service Center.

○	The interest rate assigned to amounts invested in the Guaranteed Account on any date from January 1st though the end October will be guaranteed through January 31st of the next year.

○

The interest rate assigned to amounts invested in the Guaranteed Account on any date from November 1st through the end of December will be guaranteed through January 31st of the year after the next year. For example, if an investment is made in the Guaranteed Account on November 17th, 2025, the interest rate assigned to that amount will be guaranteed until January 31st, 2027.

•

When this initial period expires, a new renewal interest rate will be assigned to that amount which will be guaranteed for a period of one year. Thereafter, renewal interest rates credited to that amount will be similarly guaranteed for successive periods of one year. The renewal interest rate assigned depends upon the time that amount was initially allocated to the Guaranteed Account. Therefore, within any given Contract different renewal interest rates may apply to different amounts in the Guaranteed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

•	Contract Owners with allocation(s) in the Guaranteed Account as of calendar year-end will be notified via letter of their applicable renewal interest rate(s).

•	Information regarding the features of the Guaranteed Account, including its name, term, and minimum guaranteed interest rate, is also available in Appendix A.

6(c).  Guaranteed Account Transfers

To make transfers to or from the Guaranteed Account you must send a letter to or call the Annuity Service Center.

You may currently make one transfer per Contract Year from the Variable Account to the Guaranteed Account, but the total of such transfer may not exceed $50,000. Also, for any transfer from the Variable Account to the Guaranteed Account, you may not transfer more than 25% of the Contract Value in the Variable Account on the date of the transfer. The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the Subaccounts, the percentages must be in whole numbers.

Amounts you allocate to the Guaranteed Account will remain in the Guaranteed Account until withdrawn or transferred out by you. The amount that you may transfer from the Guaranteed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Guaranteed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Guaranteed Account during each Contract Year. We do not permit a transfer into the Guaranteed Account during the 12 months following the withdrawal or transfer out of the Guaranteed Account.

When you withdraw or transfer amounts out of the Guaranteed Account the amounts that have been credited to the Guaranteed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2026, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above.

7.  MAKING WITHDRAWALS

7(a).  Overview of Withdrawals

You may at any time prior to the Annuity Date and while the Annuitant is still living surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Contract directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Withdrawals will reduce the Contract Value and may significantly reduce a Contract’s Death Benefit. The taxable portion of a distribution will generally be taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Subaccounts in proportion to your Contract Value in each Subaccount at the time of the withdrawal.

Complete and partial withdrawals are calculated based on the next computed Accumulation Unit Value(s) after we receive the withdrawal request at the Annuity Service Center. We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Guaranteed Account under any circumstances for not more than six months. See 11(h). Postponement of Payment.

EFILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. EFILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if EFILI is put on reasonable notice that the ownership of the Contract is in dispute.

7(b).  Withdrawals by Telephone

Clients may request a partial withdrawal by telephone, mail, or internet. Withdrawals by telephone are limited to the following criteria (limitations for online withdrawals may be lower):

1.

Withdrawals of $500 to $500,000 with no more than $500,000 being withdrawn within a seven day period. (Withdrawals greater than $500,000 must be requested in writing with a signature guarantee from all registered owners.)

2.

The client may not withdraw an amount which would reduce the Contract Value to less than $2,500. This would require a surrender of the Contract which must be completed in writing and signed by all registered Contract Owners.

3.

For Contracts that have had an address change in the last 10 days, the limit is $100,000. (Withdrawals greater than $100,000 must be requested in writing with a signature guarantee from all registered Contract Owners.)

4.

The check must be made payable to all registered Contract Owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered Contract Owners.)

5.	The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations or directed from an individually owned Contract into a jointly owned

Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered Contract to an individually registered account or from a Contract owned by a trust to an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/ trustees.)

6.

Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

You may also use our Systematic Withdrawal Program to elect to take periodic withdrawals. See Systematic Withdrawal Program under 4. Benefits of the Contract.

8.  INCOME PHASE

8(a).  Annuity Date

When your Contract was issued, it generally provided for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant’s 85th birthday or, if later, the first day of the calendar month following the Contract’s fifth Contract Anniversary. You may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant’s 90th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

8(b).  Selection of Annuity Income Options

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date. In addition, upon the Annuity Date, the Contract’s Death Benefit will terminate.

If you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws.

The Contract Value allocated to the Guaranteed Account, less any applicable taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any applicable taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Income Option No. 3 under 8(d). Types of Annuity Income Options.

8(c).  Annuity Income Options

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both. Guarantees of annuity income payments are subject to our claims-paying ability and financial strength.

Fixed Annuity Income Payments: If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, your Contract Value will be transferred to the Guaranteed Account.

The annuity income payments will be fixed in amount, meaning the payment amount does not fluctuate and will be determined by (1) the fixed annuity provisions selected, (2) the sex (except Contracts utilizing unisex payment rates) and adjusted age of the Annuitant, and (3) the applicable annuity payment rates. The applicable annuity payment rates will be the greater of:

(a)	The guaranteed annuity income payment rates set forth in your Contract; and

(b)	The annuity rates in effect on the Annuity Date for the same payment option.

Variable Annuity Income Payments: If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) an assumed annual investment return of 3.5%. The applicable annuity payment rates will be the greater of:

(a)	The guaranteed annuity income payment rates set forth in your Contract; and

(b)	The annuity rates in effect on the Annuity Date for the same payment option.

All subsequent variable annuity income payments are calculated based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable income annuity payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer or exchange involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

Combination Fixed and Variable Annuity Income Payments: If you select a combination annuity, your Contract Value will be split between the Guaranteed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

Important: After the Annuity Date, transfers between the Variable Account and the Guaranteed Account are not permitted. Exchanges among the Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

8(d).  Types of Annuity Income Options

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value on the Annuity Date would not provide an initial monthly payment of at least $20, we may pay the proceeds in a single sum rather than pursuant to the selected option. In addition, we may require that annuity income payments be made entirely on a fixed basis, if the amount to be applied on a variable basis would provide an initial monthly income of less than $50.

You may choose to have income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. The frequency of payments you select will have an impact on the amount of each income payment. For example, assuming all else is equal, choosing to receive monthly payments will result in lower payment amounts than choosing to receive annual payments. Similarly, an election to receive payments over a longer expected period will result in lower payment amounts than an election to receive payments over a shorter expected period. For example, assuming all else is equal:

•

choosing to receive payments over your life and your spouse’s life under 2. Joint and Survivor Annuity below will result in lower payments than choosing to receive payments over your life under 1. Life Annuity below, and

•	choosing to include a guarantee period under 3. Life Annuity with 120 or 240 Monthly Payments Guaranteed below will result in lower payments than choosing not to include a guarantee period.

Finally, since payments based on older Annuitants are expected to be fewer in number, the amount of each income payment should be greater than payments based on younger Annuitants.

In addition to the annuity income options provided for in the Contracts, other annuity income options may be made available by the Company.

1. Life Annuity: We will make income payments monthly during the Annuitant’s lifetime ceasing with the last payment due prior to the Annuitant’s death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly payments.

2. Joint and Survivor Annuity: Under this option we will provide monthly income payments during the joint lifetimes of the Annuitant and a designated second person. There are some limitations on the use of this option in Qualified Contracts — see the IRA Disclosure Statement that accompanies this prospectus. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. Life Annuity with 120 or 240 Monthly Payments Guaranteed: Under this option we provide monthly income payments during the lifetime(s) of the Annuitant(s), and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period cannot exceed the amount permitted under the Code or may be limited to ensure compliance with the Code.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Annuitant’s Beneficiary during the remaining months of the term selected. However, the Annuitant’s Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of the Annuitant’s Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Annuitant’s Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Annuitant’s Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Annuitant’s Beneficiary is received at the Annuity Service Center.

9.  CURRENT CHARGES AND OTHER DEDUCTIONS

9(a).  Transaction Charges

Although we do not currently intend to charge for exchanges, we reserve the right to impose a charge for each transfer in excess of six per Contract year. See Fee Tables.

9(b).  Administrative Expense (called “Maintenance Charge” in your Contract)

Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We will deduct the annual maintenance charge from each Subaccount in proportion to the amount of your total Contract Value invested in that Subaccount on the date of deduction. We will deduct a pro rata portion of the charge on the Annuity Date or the date the Contract is surrendered. This maintenance charge compensates us for the portion of the expenses we incur in administering smaller Contracts that is above and beyond the amount we receive from such Contracts through the Daily Administrative Charge.

We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. However, we also reserve the right to assess this charge against all Contracts. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with EFILI or Fidelity Investments.

9(c).  Base Contract Expenses

Base Contract Expenses is the total of two separate charges, an Administrative Charge and a Mortality and Expense Risk Charge.

Daily Administrative Charge: Each day, we deduct from the assets of the Subaccounts, but not the Guaranteed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. The Daily Administrative Charge compensates us for the expenses we incur in administering the Contracts. These expenses include making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. We guarantee to never increase this charge above an effective annual rate of 0.05%.

Mortality and Expense Risk Charge: We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of 0.75%. As with the daily administrative charge, this charge does not apply to the Guaranteed Account. We guarantee never to increase this charge above an effective annual rate of 0.75%.

For Contract Owners electing a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually elected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit. This Death Benefit may be greater than the Contract Value. See Benefits Payable Upon Death under 4. Benefits of the Contract.

The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

In the event a Beneficiary continues the Contract as their own or defers payment of the proceeds, the Daily Administrative Charge and Mortality and Expense Risk Charge will continue to be assessed.

9(d).  Optional Benefit Charge

If the Owner elected the Enhanced Death Benefit Rider we deduct a mortality charge once each quarter while the Rider remains in effect. The amount of the charge will be a percentage of the Contract Value on the date of the quarterly charge, as described under Enhanced Death Benefit Rider in 4. Benefits of the Contract. We stop deducting this charge once the Annuitant reaches his or her 85th birthday.

9(e).  Premium Taxes

We generally deduct a charge equal to any premium tax that New York require us to pay in connection with your Contract at the time we are required to pay it. Currently, New York does not require us to pay such a tax.

9(f).  Funds’ Expenses

Fees and expenses are deducted from and paid out of the assets of the Funds. These expenses may vary in amount from year to year and are described in the prospectuses for the Funds.

9(g).  Other Taxes

We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See 10(f). EFILI’s Taxes.

10.  TAX CONSIDERATIONS

10(a).  Introduction

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to “non-natural” persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be “adequately diversified” in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department’s requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. See Benefits Payable Upon Death under 4. Benefits of the Contract. We intend to administer the Contracts to comply with federal tax law.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if an Owner or the Annuitant dies.

10(b).  Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity (“IRA”). The Code permits certain “rollover” contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract’s minimum initial payment was greater than the maximum annual contribution permitted to an IRA, a Qualified Contract could be purchased only in connection with a “rollover” of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1)	the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2)	the Owner’s interest in the Contract cannot be forfeitable; and

(3)

annuity and Death Benefit payments must satisfy certain required minimum distributions. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

10(c).  Contract Values and Proceeds

In General: Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an annuity income option. The taxable portion of a distribution will generally be taxed as ordinary income.

An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.

Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

Taxes on Surrender of Contract Before Annuity Income Payments Begin: If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

Taxes on Partial Withdrawals: Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your purchase payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a Qualified Contract is zero, and the partial withdrawal will be fully taxed.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code (“Partial 1035”) from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or “boot” under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

Taxes on Income Payments: Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract’s cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed. Please note systematic withdrawal payments received under the Stretch Benefit Option described in 4. Benefits of the Contract are taxed as annuity income payments.

3.8% Tax on Net Investment Income: Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)	the taxpayer’s “net investment income,” (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)

the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase “modified adjusted gross income” in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

10% Penalty Tax on Early Withdrawals or Distributions: A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax is not imposed on distributions:

(1)	Made to persons on or after age 59 1⁄2;

(2)	Made on or after the death of the Owner;

(3)	Attributable to the taxpayer’s becoming “disabled” within the meaning of the Code;

(4)

Which are part of a series of substantially equal periodic payments (not less than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated beneficiary;

(5)

Made from a Qualified Contract that meet any of the Code’s additional exceptions to this penalty tax applicable to IRAs (this includes distributions received from the rollover of a Qualified Contract into another qualified contract or IRA); or

(6)	that satisfy another exception to this penalty tax.

10(d).  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

10(e).  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1⁄2, even if the custodian is 59 1⁄2 or older.

In addition, in the case of a Qualified Contract, an excise tax of up to 25% is imposed on the amount by which required minimum distributions exceed actual distributions. For taxable years prior to 2023, this excise tax is 50%.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

10(f).  EFILI’s Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable

Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

11.  MORE INFORMATION ABOUT THE CONTRACT

You should also be aware of the following important provisions of your Contract.

11(a).  Contract Rights

Owner: The Owner of the Contract is named on the application unless later changed. As an Owner named in the application, you have the rights and privileges specified in the Contract.

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change the Owner, Annuitant, or any beneficiary by notifying us in writing. The Annuitant may only be changed once. A joint owner can be a non-spouse. You may not, however, change the Owner or Annuitant of a Qualified Contract. A change in the Owner of a Non-qualified Contract will take effect on the date the request was signed, but it will not apply to any payments made by us before the request was received and recorded at the Annuity Service Center. Ownership changes of Non-qualified Contracts may be taxable. You should consult a tax advisor before completing this type of change. On the Annuity Date, all of the Owner’s rights pass to the Annuitant.

Annuitant: The Contract permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else. On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Annuitant’s Beneficiary: The Annuitant’s Beneficiary is named on the application unless later changed. The Death Benefit will be paid to the Annuitant’s Beneficiary upon the death of the last surviving Annuitant prior to the Annuity Date. If no Annuitant’s Beneficiary survives, the Death Benefit will be paid to the Owner or the Owner’s estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant’s Beneficiary. In all instances, the proceeds will be paid upon receipt at the Annuity Service Center of proof of death and the required paperwork from all the Beneficiaries. A Beneficiary may be a “Primary Beneficiary” or a “Contingent Beneficiary.” No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

Owner’s Beneficiary: The Owner’s Beneficiary is named on the application unless later changed. The Contract Value will be paid to the joint Owner, if any, otherwise to the Owner’s Beneficiary upon the death of any Owner (unless such Owner is also the last surviving Annuitant) prior to the Annuity Date. If no Owner’s Beneficiary survives, the Contract Value will be paid to the Owner’s estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant’s Beneficiary.

In all instances, the proceeds will be paid upon receipt at the Annuity Service Center of proof of death and the required paperwork from all the Beneficiaries. A Beneficiary may be a “Primary Beneficiary” or a “Contingent Beneficiary.” No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

Contingent Annuitant: Once prior to the Annuity Date, the Owner may name a Contingent Annuitant. If a Contingent Annuitant has been named, the Owner may remove either the Annuitant or the Contingent Annuitant. If the Contingent Annuitant dies or is removed, another Contingent Annuitant cannot be named. Upon the death (if the Annuitant is not an Owner) or removal of the Annuitant prior to the Annuity Date, the Contingent Annuitant, if any, becomes the Annuitant.

When a Contingent Annuitant becomes the Annuitant, we will change the Annuity Date to the later of the first day of the month immediately following the latest of the three following dates: (a) the Annuitant’s 85th birthday; (b) the Contract’s fifth anniversary; and (c) the date the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant cannot be named for Qualified Contracts or if a Non-qualified Contract is owned by a non-natural person.

11(b).  Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

11(c).  Assignment

You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See 10. Tax Considerations. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. An assignment will affect your rights and the rights of any Beneficiary. We will not be responsible for the validity of any assignment. A Qualified Contract may not be assigned. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

11(d).  Abandoned Property

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner’s death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner’s death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before the end of the maximum distribution period from date of death allowed by the Code, a Beneficiary may not have the entire distribution period as described in the Contract to withdraw the Contract Value.

11(e).  Reports to Owners

During the Accumulation Phase, four times each Contract Year, we will send you a statement of your Contract Value, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

Finally, Contract Owners have access to their Contract information online at Fidelity.com.

11(f).  Signature Guarantee or Customer Authentication

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and EFILI from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.	Loss of account ownership.

2.	Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

11(g).  Non-Participating Contract

Our variable annuity Contracts are “non-participating.” This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

11(h).  Postponement of Payment

•	In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.

•	We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant’s death and all required documentation.

•

However, we may delay payment if (a) the disposal or valuation of the Variable Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits postponement of payment to protect our Contract Owners.

•

In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Guaranteed Account for not more than six months. If payment from the Guaranteed Account is delayed for more than 30 days or if less, the period required by law, it will be credited with interest from the date of withdrawal at a rate not less than 3.5% per year compounded annually or, if greater, the rate required by law.

11(i).  Written Requests Received at the Company

Any request that is required to be submitted to the Company in writing must be in accordance with the Company’s then current standards and shall not be effective until the date and time that either:

1.	The original request is physically received at the Annuity Service Center; or

2.	An electronic image of the original request, which has been submitted by an agent of Fidelity, is received at the Annuity Service Center.

All communications to us regarding your Contract should be sent to: Empire Fidelity Investments Life Insurance Company, Annuity Service Center, PO Box 770001, Cincinnati, Ohio 45277-0051.

12.  MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

12(a).  Changes in Subaccounts

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a portfolio’s investment objectives or restrictions, because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

12(b).  Voting Rights

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the 1940 Act or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner. As a result of proportional voting, the vote of a small number of Contract Owners could determine the outcome of a shareholder vote.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

12(c).  Resolving Material Conflicts

The investment portfolios of the Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

APPENDIX A: THE FUNDS AND THE GUARANTEED ACCOUNT AVAILABLE UNDER THE CONTRACT

1.  THE FUNDS

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.dfinview.com/Fidelity/PUFT/EVA. You can also request this information at no cost by calling 1-800-634-9361 or by sending an email request to filifunddocuments@fidelity.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks long-term capital appreciation	Allspring VT Discovery SMID Cap Growth Fund** Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	5.39%	-2.46%	9.94%
Seeks long-term capital appreciation	Allspring VT Opportunity Fund** Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	6.71%	8.94%	11.85%
Seeks high total investment return	BlackRock Global Allocation V.I. Fund Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited and BlackRock International Limited	0.91%*	19.53%	5.62%	7.42%
Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity® Variable Insurance Product (“VIP”) Asset Manager 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.51%*	14.98%	5.67%	7.13%
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity® VIP Asset Manager 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.62%*	18.29%	7.64%	8.87%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks income and capital growth consistent with reasonable risk	Fidelity® VIP Balanced Portfolio Adviser: Fidelity Management & Research Company LLC	0.41%	15.25%	9.52%	11.13%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio Adviser: Fidelity Management & Research Company LLC	0.14%	6.98%	-0.57%	—
Seeks capital appreciation	Fidelity® VIP Communication Services Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	34.39%	15.19%	15.81%
Seeks capital appreciation	Fidelity® VIP Consumer Discretionary Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	6.80%	8.10%	12.51%
Seeks capital appreciation	Fidelity® VIP Consumer Staples Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	-2.98%	3.70%	5.87%
Seeks long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC	0.54%	21.52%	15.37%	15.78%
Seeks capital appreciation	Fidelity® VIP Disciplined Small Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.32%	17.38%	10.36%	10.60%
Seeks capital appreciation	Fidelity® VIP Dynamic Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.73%	18.79%	13.67%	14.87%
Seeks capital appreciation	Fidelity® VIP Emerging Markets Portfolio Adviser: Fidelity Management & Research Company LLC	0.87%	41.20%	5.88%	10.93%
Seeks capital appreciation	Fidelity® VIP Energy Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	10.59%	24.18%	7.96%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks reasonable income while also considering the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity® VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.46%	19.02%	12.51%	11.60%
Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity® VIP Extended Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.12%	12.32%	8.02%	—
Seeks capital appreciation	Fidelity® VIP Financials Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	15.18%	16.45%	13.40%
Seeks a high level of current income	Fidelity® VIP Floating Rate High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.73%	5.33%	6.06%	5.44%
Seeks high total return with a secondary objective of principal preservation	Fidelity® VIP Freedom RetirementSM Portfolio† Adviser: Fidelity Management & Research Company LLC	0.36%	9.63%	2.35%	4.44%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2010 Portfolio Adviser: Fidelity Management & Research Company LLC	0.38%	10.53%	3.15%	5.73%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2015 Portfolio Adviser: Fidelity Management & Research Company LLC	0.41%	11.87%	3.99%	6.60%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2020 Portfolio Adviser: Fidelity Management & Research Company LLC	0.44%	13.33%	4.84%	7.38%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2025 Portfolio Adviser: Fidelity Management & Research Company LLC	0.46%	14.59%	5.52%	8.02%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2030 Portfolio Adviser: Fidelity Management & Research Company LLC	0.49%	15.52%	6.25%	8.88%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2035 Portfolio Adviser: Fidelity Management & Research Company LLC	0.53%	16.69%	7.55%	10.00%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2040 Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%	18.79%	9.01%	10.87%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2045 Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	19.83%	9.44%	11.09%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2050 Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	19.79%	9.43%	11.08%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 20% Portfolio Adviser: Fidelity Management & Research Company LLC	0.47%*	9.14%	3.14%	4.23%
Seeks high current income and, as a secondary objective, capital appreciation.	Fidelity® VIP FundsManager® 30% Portfolio Adviser: Fidelity Management & Research Company LLC	0.54%*	10.86%	—	—
Seeks current income as well as total return. The fund also considers the potential for capital appreciation.	Fidelity® VIP FundsManager® 40% Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%*	12.40%	—	—

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high total return	Fidelity® VIP FundsManager® 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%*	14.13%	5.78%	7.24%
Seeks high total return	Fidelity® VIP FundsManager® 60% Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%*	15.71%	6.67%	8.19%
Seeks high total return	Fidelity® VIP FundsManager® 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%*	17.12%	7.74%	9.12%
Seeks high total return	Fidelity® VIP FundsManager® 85% Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%*	19.46%	9.10%	10.51%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity® VIP Government Money Market Portfolio Adviser: Fidelity Management & Research Company LLC	0.25%	4.13%	3.10%	2.03%
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%	14.92%	13.70%	17.45%
Seeks high total return through a combination of current income and capital appreciation	Fidelity® VIP Growth & Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.47%	21.50%	16.11%	13.84%
Seeks to provide capital growth	Fidelity® VIP Growth Opportunities Portfolio Adviser: Fidelity Management & Research Company LLC	0.56%	22.02%	11.31%	19.94%
Seeks capital appreciation	Fidelity® VIP Health Care Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	14.39%	4.18%	8.75%
Seeks a high level of current income, while also considering growth of capital	Fidelity® VIP High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.81%*	10.36%	4.22%	5.59%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity® VIP Index 500 Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
Seeks capital appreciation	Fidelity® VIP Industrials Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	24.52%	14.79%	12.98%
Seeks capital appreciation	Fidelity® VIP International Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.78%	18.69%	6.26%	9.81%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity® VIP International Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.16%	33.15%	8.02%	—
Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity® VIP Investment Grade Bond Portfolio Adviser: Fidelity Management & Research Company LLC	0.37%	7.22%	0.06%	2.71%
Seeks capital appreciation	Fidelity® VIP Materials Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	11.40%	7.08%	7.68%
Seeks long-term growth of capital	Fidelity® VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%	11.75%	10.10%	10.59%
Seeks long-term growth of capital	Fidelity® VIP Overseas Portfolio Adviser: Fidelity Management & Research Company LLC	0.72%	20.39%	6.62%	7.93%
Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity® VIP Real Estate Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	3.10%	4.23%	3.87%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high level of current income. The fund may also seek capital appreciation	Fidelity® VIP Strategic Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%	8.85%	3.07%	4.66%
Seeks capital appreciation	Fidelity® VIP Technology Portfolio Adviser: Fidelity Management & Research Company LLC	0.56%	23.36%	16.83%	23.76%
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity® VIP Total Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.11%	17.11%	13.14%	—
Seeks capital appreciation	Fidelity® VIP Utilities Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	14.11%	12.52%	12.51%
Seeks capital appreciation	Fidelity® VIP Value Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	11.23%	13.10%	11.24%
Seeks capital appreciation	Fidelity® VIP Value Strategies Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	7.99%	12.14%	10.82%
Seeks income	Franklin U.S. Government Securities VIP Fund Adviser: Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
Seeks capital appreciation	Invesco V.I. Global Fund Adviser: Invesco Advisers, Inc.	0.81%	15.32%	7.28%	11.00%
Seeks long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio Adviser: Lazard Asset Management LLC	1.13%*	42.12%	11.04%	9.63%
Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Variable Insurance Fund, Inc. (“Morgan Stanley”) Emerging Markets Debt Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.10%*	15.33%	2.70%	4.51%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Emerging Markets Equity Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.25%*	32.96%	4.37%	7.27%
Seeks total return	Morgan Stanley Global Strategist Portfolio Adviser: Morgan Stanley Investment Management Inc.	0.90%*	17.40%	5.31%	6.85%
Seeks maximum real return, consistent with prudent investment management	PIMCO Variable Insurance Trust (“VIT”) CommodityRealReturn® Strategy Portfolio** Adviser: Pacific Investment Management Company LLC	3.19%*	18.79%	10.55%	6.54%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Low Duration Portfolio Adviser: Pacific Investment Management Company LLC	0.66%	5.52%	1.57%	1.79%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio Adviser: Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Total Return Portfolio Adviser: Pacific Investment Management Company LLC	0.73%	8.89%	0.02%	2.36%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund Adviser: Franklin Advisers, Inc.	0.75%*	15.73%	-0.96%	-0.15%

Each Fidelity Subaccount invests in Initial Class shares of each Fund except for the Fidelity® VIP FundsManager® Portfolios which invest in Investor Class shares of each Fund.

*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.
**	Funds are closed to new investments.
†	Prior to April 30, 2026, the fund was named Fidelity® VIP Freedom Income Portfolio.

2.  THE GUARANTEED ACCOUNT

The following is information about the Guaranteed Account currently available under the Contract. For more details, see 6. The Guaranteed Account. To the extent permitted under the Contract, we may change the features of the Guaranteed Account, offer new fixed-rate investment options, and terminate existing fixed-rate investment options. We will provide you written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate
The Guaranteed Account	1 Year	3.5% per year compounded annually

APPENDIX B: DEATH BENEFIT HYPOTHETICAL EXAMPLES

The below hypothetical examples illustrate the impact withdrawals can have on a Contract’s Death Benefit. Note – there are 3 different Death Benefits (I, II, and III below) but only one applies to any given Contract. See

4. Benefits of the Contract of this prospectus and your Contract and Contract endorsement for a complete description of your Contract’s Death Benefit.

I. Return of Premium Death Benefit

(applicable only to Contracts issued endorsement EVA-91150)

For Examples 1 and 2

Death Benefit Value = Greater of Contract Value (after Transaction) & Net Purchase Payments.

Example 1: Assumes annual returns (after fees) of -10% and the last surviving Annuitant dies prior to the Annuity Date and prior to his or her 85th birthday.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Death Benefit Value
1/1/2022	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000
1/1/2023	Purchase Payment $10,000	$110,000	$90,000	$100,000	$110,000
1/1/2024	Withdrawal $40,000	$70,000	$90,000	$50,000	$70,000
1/1/2025	Death Claim	$70,000	$45,000	$45,000	$70,000

Example 2: Same as above, except this assumes annual returns (after fees) of 10%.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Death Benefit Value
1/1/2022	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000
1/1/2023	Purchase Payment $10,000	$110,000	$110,000	$120,000	$120,000
1/1/2024	Withdrawal $40,000	$70,000	$132,000	$92,000	$92,000
1/1/2025	Death Claim	$70,000	$101,200	$101,200	$101,200

II. Return of Premium Death Benefit – Adjusted Proportionally

(applicable only to Contracts issued endorsement EVA-91100-DB-03)

For Examples 3 and 4:

•	Death Benefit Value = Greater of Contract Value (after Transaction) & Adjusted Purchase Payments.

•	Adjusted Purchase Payments = (Initial Purchase Payment + Additional Purchase Payments) * (1 - Withdrawal / Contract Value before Withdrawal)

Example 3: Assumes annual returns (after fees) of -10% and the last surviving Annuitant dies prior to the Annuity Date and prior to his or her 85th birthday.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted Purchase Payments	Death Benefit Value
1/1/2022	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2023	Purchase Payment $10,000	$110,000	$90,000	$100,000	$110,000	$110,000
1/1/2024	Withdrawal $40,000	$70,000	$90,000	$50,000	$61,111A	$61,111
1/1/2025	Death Claim	$70,000	$45,000	$45,000	$61,111A	$61,111

A Adjusted Purchase Payments = ($100,000 + $10,000) x (1 - $40,000 / $90,000) = $61,111

Example 4: Same as Example 3, except this assumes annual returns (after fees) of 10%.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted Purchase Payments	Death Benefit Value
1/1/2022	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2023	Purchase Payment $10,000	$110,000	$110,000	$120,000	$110,000	$120,000
1/1/2024	Withdrawal $40,000	$70,000	$132,000	$92,000	$76,667B	$92,000
1/1/2025	Death Claim	$70,000	$101,200	$101,200	$76,667B	$101,200

B Adjusted Purchase Payments = ($100,000 + $10,000) x (1 - $40,000 / $132,000) = $76,667

III. Enhanced Death Benefit Rider: Death Benefit

(This optional Death Benefit is no longer available for purchase.)

For Examples 5, 6, and 7

•	Death Benefit Value = The greatest of Net Purchase Payments, Contract Value (after transaction), and Adjusted Highest Contract Value

•	Adjusted HCVA = (Highest Contract Value on Anniversary (“HCVA”) + Additional Purchase Payments) x (1 - Withdrawal / Contract Value before Withdrawal)

•	Only Additional Purchase Payments and Withdrawals after the date of the HCVA are considered.

Example 5: Assumes annual returns (after fees) of -10% and the Annuitant dies prior to the Annuity Date and prior to his or her 80th birthday.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted HCVA	Death Benefit Value
1/1/2022	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2023	Purchase Payment $10,000	$110,000	$90,000	$100,000	$110,000A	$110,000
1/1/2024	Withdrawal $40,000	$70,000	$90,000	$50,000	$61,111B	$70,000
1/1/2025	Death Claim	$70,000	$45,000	$45,000	$61,111B	$70,000

A	Adjusted HCVA = $100,000 + 10,000 = $110,000
B	Adjusted HCVA = ($100,000 + $10,000) x (1 - $40,000 / $90,000) = $61,111

Example 6: Same as Example 5, except this assumes annual returns (after fees) of 10%.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted HCVA	Death Benefit Value
1/1/2022	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2023	Purchase Payment $10,000	$110,000	$110,000	$120,000	$120,000C	$120,000
1/1/2024	Withdrawal $40,000	$70,000	$132,000	$92,000	$92,000D	$92,000
1/1/2025	Death Claim	$70,000	$101,200	$101,200	$92,000D	$101,200

C	Adjusted HCVA = $110,000 + $10,000 = $120,000
D	Adjusted HCVA = $132,000 x (1 - $40,000 / $132,000) = $92,000

Example 7: Same as Example 5, except this assumes annual returns (after fees) of 10% in 2022, -10% in 2023, and 10% in 2024.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted HCVA	Death Benefit Value
1/1/2022	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2023	Purchase Payment $10,000	$110,000	$110,000	$120,000	$120,000E HCVA = $110,000 (2019 anniversary) $110,000 + $10,000	$120,000
1/1/2024	Withdrawal $40,000	$70,000	$108,000	$68,000	$75,556F	$75,556
1/1/2025	Death Claim	$70,000	$74,800	$74,800	$75,556F	$75,556

E	Adjusted HCVA = $110,000 + $10,000 = $120,000
F	Adjusted HCVA = ($110,000 + $10,000) x (1 - $40,000 / $108,000) = $75,556

We have filed additional information about the Contract and the Variable Account with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated April 30, 2026. The SAI is incorporated by reference in this prospectus and is available, without charge, upon request. To request the SAI, other information about the Contract, or to make investor inquiries, call us at 1-800-544-2442.

Reports and other information about the Variable Account are available on the Securities and Exchange Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier: C000024023

EVA7-PRO-0426

1.756512.127

RETIREMENT RESERVES

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2026

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts (“Contracts”) offered by Empire Fidelity Investments Life Insurance Company® (“EFILI” or the “Company”) through Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”). You may obtain a copy of the Prospectus dated April 30, 2026, without charge by calling

1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

EVA7-PTB-0426

1.756513.127

GENERAL INFORMATION AND HISTORY

Empire Fidelity Investments Life Insurance Company (“EFILI”)

EFILI is a stock life insurance company that was established in 1991 and exists in accordance with the laws, rules and regulations of the State of New York. EFILI issues life insurance and annuity products only in the State of New York. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, certain Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC.

Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”)

The Variable Account is a separate investment account of EFILI established pursuant to New York law on July 15, 1991. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). It is also a separate account as defined under the federal securities laws.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Considerations Regarding Cybersecurity

With the increased use of technologies such as the Internet to conduct business, our business, including our variable insurance business, is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting EFILI, the Funds, and any affiliated or unaffiliated vendors or service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with our processing of policy transactions (including surrenders, withdrawals, annuity income payments, and insurance proceeds), our ability to calculate Accumulation Unit Values and Annuity Income Unit Values, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While EFILI has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.

Furthermore, EFILI cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect its business. A variable insurance product and its Owners, Annuitants, Insureds, and Beneficiaries could be negatively impacted as a result.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a)	The income based on the rates shown in the Contract’s Annuity Tables for the option chosen; and

2

(b)	The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same option.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to exchange the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged. We reserve the right to limit exchanges after the Annuity Date to six per Contract Year.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; unless that assignee is a beneficiary; or the executors or administrators of the Annuitant’s estate.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”). FBS is the principal underwriter. FIA is a wholly-owned, direct subsidiary of FMR LLC; and FBS and EFILI are wholly-owned, indirect subsidiaries of FMR LLC. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917. The Contracts are no longer sold, but were offered to the public on a continuing basis. You may continue to make exchanges among the Subaccounts.

UNDERWRITING COMMISSIONS

Year	Underwriting Commissions Paid to FBS	Amount of Underwriting Commissions Retained by FBS
2025	$587,000	$587,000
2024	$867,755	$867,755
2023	$733,472	$733,472

3

STATE REGULATION

EFILI is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Empire Fidelity Investments Life Insurance Company.

EXPERTS

The financial statements of the Company as of December 31, 2025 and 2024 and for each of the three years in the period ended December 31, 2025, and the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A as of December 31, 2025 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

4

Empire Fidelity(R) Investments Variable Annuity Account A Annual Report December 31, 2021 Empire Fidelity Investments Life Insurance Company(R)

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class	VIP – Growth Initial Class	VIP – Growth Investor Class

Assets:

Investments at market value	$26,166	$258,306	$3,606	$27,576	$43,572	$73,709	$86,448	$105,369

Receivable from EFILI	2	—	—	—	—	—	23	1

Total assets	$26,168	$258,306	$3,606	$27,576	$43,572	$73,709	$86,471	$105,370

Liabilities:

Payable to EFILI	—	—	28	—	50	—	—	—

Total net assets	$26,168	$258,306	$3,578	$27,576	$43,522	$73,709	$86,471	$105,370

Net Assets:

Fidelity Retirement Reserves	$25,943	$—	$3,043	$—	$40,542	$—	$82,690	$—

Fidelity Income Advantage	225	—	535	—	2,980	—	3,781	—

Fidelity Personal Retirement	—	256,479	—	27,576	—	73,709	—	105,370

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	1,827	—	—	—	—	—	—

Total net assets	$26,168	$258,306	$3,578	$27,576	$43,522	$73,709	$86,471	$105,370

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	1,098	—	42	—	165	—	159	—

Unit Value	$23.62	$—	$72.23	$—	$244.92	$—	$519.23	$—

Fidelity Income Advantage:

Units Outstanding	10	—	9	—	13	—	8	—

Unit Value	$22.39	$—	$68.46	$—	$232.12	$—	$492.09	$—

Fidelity Personal Retirement:

Units Outstanding	—	20,327	—	1,142	—	1,419	—	975

Highest Value	$—	$13.49	$—	$34.02	$—	$78.84	$—	$158.21

Lowest Value	$—	$11.83	$—	$28.44	$—	$47.75	$—	$102.25

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	176	—	—	—	—	—	—

Highest Value	$—	$10.55	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$9.97	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

3	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager 50% Initial Class(B)	VIP – Asset Manager 50% Investor Class(B)	VIP – Index 500 Initial Class	VIP – Asset Manager 70% Initial Class(B)

Assets:

Investments at market value	$8,085	$28,208	$8,899	$67,756	$19,468	$26,059	$599,886	$6,395

Receivable from EFILI	2	—	—	—	—	—	—	3

Total assets	$8,087	$28,208	$8,899	$67,756	$19,468	$26,059	$599,886	$6,398

Liabilities:

Payable to EFILI	—	—	57	—	66	—	140	—

Total net assets	$8,087	$28,208	$8,842	$67,756	$19,402	$26,059	$599,746	$6,398

Net Assets:

Fidelity Retirement Reserves	$7,857	$—	$7,829	$—	$18,627	$—	$71,687	$6,178

Fidelity Income Advantage	230	—	1,013	—	775	—	3,794	220

Fidelity Personal Retirement	—	28,208	—	67,756	—	26,059	524,265	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$8,087	$28,208	$8,842	$67,756	$19,402	$26,059	$599,746	$6,398

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	89	—	162	—	194	—	318	82

Unit Value	$88.41	$—	$48.59	$—	$96.17	$—	$224.78	$74.92

Fidelity Income Advantage:

Units Outstanding	2	—	23	—	9	—	18	3

Unit Value	$83.79	$—	$46.05	$—	$91.14	$—	$213.03	$71.00

Fidelity Personal Retirement:

Units Outstanding	—	914	—	4,184	—	847	6,538	—

Highest Value	$—	$41.88	$—	$19.16	$—	$40.21	$112.03	$—

Lowest Value	$—	$30.79	$—	$18.96	$—	$33.34	$76.90	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

(B)	Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

4	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Asset Manager 70% Investor Class(B)	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class

Assets:

Investments at market value	$18,322	$181,889	$336,141	$13,037	$348,686	$3,984	$19,904	$21,846

Receivable from EFILI	—	—	1	5	—	1	—	19

Total assets	$18,322	$181,889	$336,142	$13,042	$348,686	$3,985	$19,904	$21,865

Liabilities:

Payable to EFILI	—	115	—	—	—	—	—	—

Total net assets	$18,322	$181,774	$336,142	$13,042	$348,686	$3,985	$19,904	$21,865

Net Assets:

Fidelity Retirement Reserves	$—	$173,261	$—	$12,194	$—	$3,810	$—	$20,282

Fidelity Income Advantage	—	8,513	—	848	—	175	—	1,583

Fidelity Personal Retirement	18,322	—	336,142	—	293,576	—	19,904	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	55,110	—	—	—

Total net assets	$18,322	$181,774	$336,142	$13,042	$348,686	$3,985	$19,904	$21,865

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	584	—	165	—	39	—	199

Unit Value	$—	$296.85	$—	$73.91	$—	$97.65	$—	$101.62

Fidelity Income Advantage:

Units Outstanding	—	31	—	12	—	2	—	16

Unit Value	$—	$281.33	$—	$70.05	$—	$93.37	$—	$96.31

Fidelity Personal Retirement:

Units Outstanding	464	—	3,931	—	5,720	—	227	—

Highest Value	$52.80	$—	$125.46	$—	$74.75	$—	$132.62	$—

Lowest Value	$39.67	$—	$87.08	$—	$54.25	$—	$87.79	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	875	—	—	—

Highest Value	$—	$—	$—	$—	$63.02	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$37.02	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	514	—	—	—

Highest Value	$—	$—	$—	$—	$61.40	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$36.00	$—	$—	$—

(B)	Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

5	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Growth & Income Investor Class	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class	VIP – Utilities Initial Class

Assets:

Investments at market value	$45,815	$25,912	$126,958	$24,150	$59,771	$3,977	$16,297	$2,261

Receivable from EFILI	—	—	1	—	—	—	—	1

Total assets	$45,815	$25,912	$126,959	$24,150	$59,771	$3,977	$16,297	$2,262

Liabilities:

Payable to EFILI	—	333	—	52	—	3	—	—

Total net assets	$45,815	$25,579	$126,959	$24,098	$59,771	$3,974	$16,297	2,262

Net Assets:

Fidelity Retirement Reserves	$—	$23,770	$—	$21,780	$—	$3,589	$—	$2,162

Fidelity Income Advantage	—	1,809	—	2,318	—	385	—	100

Fidelity Personal Retirement	45,815	—	126,959	—	59,771	—	16,297	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$45,815	$25,579	$126,959	$24,098	$59,771	$3,974	$16,297	$2,262

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	166	—	233	—	61	—	37

Unit Value	$—	$143.09	$—	$93.62	$—	$58.73	$—	$59.03

Fidelity Income Advantage:

Units Outstanding	—	16	—	27	—	7	—	2

Unit Value	$—	$135.61	$—	$88.89	$—	$56.15	$—	$56.19

Fidelity Personal Retirement:

Units Outstanding	638	—	902	—	1,212	—	315	—

Highest Value	$99.01	$—	$238.74	$—	$79.56	$—	$105.53	$—

Lowest Value	$67.35	$—	$128.93	$—	$57.00	$—	$50.46	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

6	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financials Initial Class

Assets:

Investments at market value	$24,178	$52,203	$218,084	$2,315	$11,729	$9,638	$48,012	$1,325

Receivable from EFILI	—	66	—	—	—	4	—	1

Total assets	$24,178	$52,269	$218,084	$2,315	$11,729	$9,642	$48,012	$1,326

Liabilities:

Payable to EFILI	—	—	—	6	—	—	—	—

Total net assets	$24,178	$52,269	$218,084	$2,309	$11,729	$9,642	$48,012	$1,326

Net Assets:

Fidelity Retirement Reserves	$—	$49,967	$—	$2,274	$—	$9,275	$—	$1,259

Fidelity Income Advantage	—	2,302	—	35	—	367	—	67

Fidelity Personal Retirement	24,178	—	218,084	—	11,729	—	48,012	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$24,178	$52,269	$218,084	$2,309	$11,729	$9,642	$48,012	$1,326

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	278	—	55	—	109	—	32

Unit Value	$—	$179.03	$—	$41.42	$—	$85.03	$—	$39.45

Fidelity Income Advantage:

Units Outstanding	—	13	—	1	—	4	—	2

Unit Value	$—	$170.42	$—	$39.43	$—	$80.94	$—	$37.56

Fidelity Personal Retirement:

Units Outstanding	427	—	1,240	—	474	—	605	—

Highest Value	$65.17	$—	$374.12	$—	$34.77	$—	$112.25	$—

Lowest Value	$63.97	$—	$209.73	$—	$26.12	$—	$80.04	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

7	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Financials Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class

Assets:

Investments at market value	$26,717	$3,183	$32,683	$1,884	$23,306	$1,748	$11,607	$3,807

Receivable from EFILI	—	—	—	2	—	1	1	—

Total assets	$26,717	$3,183	$32,683	$1,886	$23,306	$1,749	$11,608	$3,807

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	7

Total net assets	$26,717	$3,183	$32,683	$1,886	$23,306	$1,749	$11,608	$3,800

Net Assets:

Fidelity Retirement Reserves	$—	$3,099	$—	$1,728	$—	$1,649	$—	$3,241

Fidelity Income Advantage	—	84	—	158	—	100	—	559

Fidelity Personal Retirement	26,717	—	32,683	—	23,306	—	11,608	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$26,717	$3,183	$32,683	$1,886	$23,306	$1,749	$11,608	$3,800

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	27	—	24	—	37	—	126

Unit Value	$—	$110.83	$—	$74.08	$—	$44.52	$—	$25.77

Fidelity Income Advantage:

Units Outstanding	—	—	—	2	—	3	—	23

Unit Value	$—	$—	$—	$70.52	$—	$42.57	$—	$24.66

Fidelity Personal Retirement:

Units Outstanding	533	—	459	—	313	—	404	—

Highest Value	$88.64	$—	$116.08	$—	$132.80	$—	$65.20	$—

Lowest Value	$35.31	$—	$83.68	$—	$73.46	$—	$30.57	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

8	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class	VIP – Freedom Income Investor Class	VIP – Freedom 2010 Initial Class

Assets:

Investments at market value	$58,206	$2,257	$43,119	$1,299	$26,220	$1,294	$4,215	$382

Receivable from EFILI	—	—	—	2	—	—	—	—

Total assets	$58,206	$2,257	$43,119	$1,301	$26,220	$1,294	$4,215	$382

Liabilities:

Payable to EFILI	—	2	—	—	—	—	—	—

Total net assets	$58,206	$2,255	$43,119	$1,301	$26,220	$1,294	$4,215	$382

Net Assets:

Fidelity Retirement Reserves	$—	$2,156	$—	$921	$—	$1,294	$—	$382

Fidelity Income Advantage	—	99	—	380	—	—	—	—

Fidelity Personal Retirement	58,206	—	43,119	—	26,220	—	4,215	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$58,206	$2,255	$43,119	$1,301	$26,220	$1,294	$4,215	$382

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	58	—	19	—	65	—	15

Unit Value	$—	$37.71	$—	$47.88	$—	$19.98	$—	$25.88

Fidelity Income Advantage:

Units Outstanding	—	3	—	8	—	—	—	—

Unit Value	$—	$36.18	$—	$45.94	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	2,776	—	1,037	—	475	—	201	—

Highest Value	$26.78	$—	$78.90	$—	$98.18	$—	$22.47	$—

Lowest Value	$25.90	$—	$39.17	$—	$50.73	$—	$21.90	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

9	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class

Assets:

Investments at market value	$4,715	$772	$8,728	$1,165	$13,913	$874	$15,547	$1,280

Receivable from EFILI	—	—	—	—	—	—	—	—

Total assets	$4,715	$772	$8,728	$1,165	$13,913	$874	$15,547	$1,280

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

Total net assets	$4,715	$772	$8,728	$1,165	$13,913	$874	$15,547	$1,280

Net Assets:

Fidelity Retirement Reserves	$—	$772	$—	$1,165	$—	$874	$—	$1,280

Fidelity Income Advantage	—	—	—	—	—	—	—	—

Fidelity Personal Retirement	4,715	—	8,728	—	13,913	—	15,547	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$4,715	$772	$8,728	$1,165	$13,913	$874	$15,547	$1,280

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	27	—	37	—	25	—	34

Unit Value	$—	$28.76	$—	$31.15	$—	$34.75	$—	$37.17

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	160	—	294	—	423	—	421	—

Highest Value	$33.66	$—	$37.54	$—	$43.49	$—	$49.30	$—

Lowest Value	$27.89	$—	$30.84	$—	$33.20	$—	$36.84	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

10	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2030 Investor Class	VIP – Freedom 2035 Initial Class	VIP – Investor Freedom 2035 Investor Class	VIP – Freedom 2040 Initial Class	VIP – Investor Freedom 2040 Investor Class	VIP – Freedom 2045 Initial Class	VIP – Investor Freedom 2045 Investor Class	VIP – Freedom 2050 Initial Class

Assets:

Investments at market value	$25,466	$57	$900	$588	$1,879	$69	$23	$1

Receivable from EFILI	—	—	—	—	—	—	—	—

Total assets	$25,466	$57	$900	$588	$1,879	$69	$23	$1

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

Total net assets	$25,466	$57	$900	$588	$1,879	$69	$23	$1

Net Assets:

Fidelity Retirement Reserves	$—	$57	$—	$588	$—	$69	$—	$1

Fidelity Income Advantage	—	—	—	—	—	—	—	—

Fidelity Personal Retirement	25,466	—	900	—	1,879	—	23	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$25,466	$57	$900	$588	$1,879	$69	$23	$1

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	3	—	41	—	5	—	—

Unit Value	$—	$13.82	$—	$14.49	$—	$14.76	$—	$—

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	636	—	64	—	128	—	1	—

Highest Value	$55.44	$—	$14.06	$—	$14.74	$—	$15.00	$—

Lowest Value	$39.24	$—	$14.01	$—	$14.68	$—	$14.94	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

11	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2050 Investor Class	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 30% Investor Class

Assets:

Investments at market value	$318	$926	$879	$2,441	$1,446	$30,190	$49,966	$869

Receivable from EFILI	—	4	4	4	1	—	1	—

Total assets	$318	$930	$883	$2,445	$1,447	$30,190	$49,967	$869

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

Total net assets	$318	$930	$883	$2,445	$1,447	$30,190	$49,967	$869

Net Assets:

Fidelity Retirement Reserves	$—	$—	$—	$—	$1,401	$—	$2,404	$106

Fidelity Income Advantage	—	—	—	—	46	—	343	—

Fidelity Personal Retirement	318	—	—	—	—	30,190	46,784	763

Fidelity Freedom Lifetime Income	—	930	883	2,445	—	—	436	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$318	$930	$883	$2,445	$1,447	$30,190	$49,967	$869

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	—	—	—	35	—	129	9

Unit Value	$—	$—	$—	$—	$39.53	$—	$18.53	$12.16

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	1	—	20	—

Unit Value	$—	$—	$—	$—	$37.99	$—	$17.81	$—

Fidelity Personal Retirement:

Units Outstanding	21	—	—	—	—	588	2,367	62

Highest Value	$15.00	$—	$—	$—	$—	$80.47	$21.42	$12.34

Lowest Value	$14.94	$—	$—	$—	$—	$43.38	$20.66	$12.34

Fidelity Freedom Lifetime Income:

Units Outstanding	—	42	32	73	—	—	25	—

Unit Value	$—	$22.20	$26.72	$33.15	$—	$—	$17.60	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

12	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 40% Investor Class	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples Initial Class	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class

Assets:

Investments at market value	$2,308	$134,465	$176,697	$193,095	$93,919	$685	$13,015	$666

Receivable from EFILI	—	24	—	6	—	—	—	1

Total assets	$2,308	$134,489	$176,697	$193,101	$93,919	$685	$13,015	$667

Liabilities:

Payable to EFILI	1	—	77	—	4	—	—	—

Total net assets	$2,307	$134,489	$176,620	$193,101	$93,915	$685	$13,015	$667

Net Assets:

Fidelity Retirement Reserves	$196	$7,994	$3,578	$3,471	$724	$684	$—	$652

Fidelity Income Advantage	—	2,334	765	798	417	1	—	15

Fidelity Personal Retirement	2,111	120,292	121,608	187,089	92,774	—	13,015	—

Fidelity Freedom Lifetime Income	—	3,869	7,555	1,743	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	43,114	—	—	—	—	—

Total net assets	$2,307	$134,489	$176,620	$193,101	$93,915	$685	$13,015	$667

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	16	300	130	108	20	19	—	20

Unit Value	$12.54	$26.67	$27.44	$32.21	$36.36	$35.76	$—	$30.83

Fidelity Income Advantage:

Units Outstanding	—	91	33	26	11	—	—	1

Unit Value	$—	$25.63	$26.48	$30.96	$34.94	$—	$—	$29.69

Fidelity Personal Retirement:

Units Outstanding	166	4,039	3,829	5,038	2,149	—	342	—

Highest Value	$12.73	$37.15	$44.49	$51.51	$64.68	$—	$48.90	$—

Lowest Value	$12.73	$29.74	$30.26	$35.91	$40.54	$—	$39.07	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	152	265	56	—	—	—	—

Unit Value	$—	$25.34	$28.43	$30.68	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	1,189	—	—	—	—	—

Highest Value	$—	$—	$37.51	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$25.58	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	291	—	—	—	—	—

Highest Value	$—	$—	$36.55	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$24.87	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

13	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Hedged Equity Investor Class(C)	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income Initial Class	VIP – Floating Rate High Income Investor Class

Assets:

Investments at market value	$4,650	$4,173	$27,669	$276	$899	$22,496	$1,722	$27,855

Receivable from EFILI	—	6	—	—	1	—	2	—

Total assets	$4,650	$4,179	$27,669	$276	$900	$22,496	$1,724	$27,855

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

Total net assets	$4,650	$4,179	$27,669	$276	$900	$22,496	$1,724	$27,855

Net Assets:

Fidelity Retirement Reserves	$—	$3,162	$—	$—	$886	$—	$1,667	$—

Fidelity Income Advantage	—	1,017	—	—	14	—	57	—

Fidelity Personal Retirement	4,650	—	27,669	276	—	22,496	—	27,855

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$4,650	$4,179	$27,669	$276	$900	$22,496	$1,724	$27,855

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	61	—	—	46	—	108	—

Unit Value	$—	$51.45	$—	$—	$19.35	$—	$15.37	$—

Fidelity Income Advantage:

Units Outstanding	—	20	—	—	1	—	4	—

Unit Value	$—	$49.55	$—	$—	$18.67	$—	$15.01	$—

Fidelity Personal Retirement:

Units Outstanding	138	—	406	24	—	866	—	1,687

Highest Value	$68.22	$—	$136.32	$11.74	$—	$56.12	$—	$16.62

Lowest Value	$33.65	$—	$56.20	$11.73	$—	$21.04	$—	$16.33

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

(C)	New Fund (Note 1)

See accompanying notes which are an integral part of the financial statements.

14	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity Portfolio – Class I	VIF – Emerging Markets Debt Portfolio – Class I	VIF – Global Strategist – Class II	Lazard – Retirement Emerging Markets Portfolio – Investor

Assets:

Investments at market value	$40,165	$76,201	$9,658	$31,381	$5,845	$8,011	$3,689	$8,469

Receivable from EFILI	—	—	—	—	—	—	1	—

Total assets	$40,165	$76,201	$9,658	$31,381	$5,845	$8,011	$3,690	$8,469

Liabilities:

Payable to EFILI	45	49	—	28	6	—	—	—

Total net assets	$40,120	$76,152	$9,658	$31,353	$5,839	$8,011	$3,690	$8,469

Net Assets:

Fidelity Retirement Reserves	$1,793	$1,489	$362	$852	$1,426	$842	$368	$1,503

Fidelity Income Advantage	14	35	—	—	79	68	84	35

Fidelity Personal Retirement	38,313	74,628	9,296	30,501	4,334	7,101	3,238	6,931

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$40,120	$76,152	$9,658	$31,353	$5,839	$8,011	$3,690	$8,469

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	165	60	21	53	34	20	13	57

Unit Value	$10.87	$24.74	$17.13	$16.10	$42.92	$42.88	$27.49	$25.98

Fidelity Income Advantage:

Units Outstanding	5	4	—	2	2	2	3	2

Unit Value	$10.71	$24.36	$—	$15.86	$40.67	$40.64	$26.05	$24.97

Fidelity Personal Retirement:

Units Outstanding	3,355	2,874	516	1,806	220	354	127	280

Highest Value	$11.47	$26.09	$18.07	$16.98	$38.00	$27.69	$37.29	$45.67

Lowest Value	$11.34	$25.79	$17.86	$16.79	$21.95	$24.40	$21.90	$28.97

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	Invesco – VI Global Core Equity Series I	Allspring – VT Discovery SMID Cap Growth Class 2	Allspring – VT Opportunity Class 2	PVIT – Commodity Real Return Portfolio – Administrative	PVIT – Low Duration Portfolio – Administrative	PVIT – Real Return Portfolio – Administrative	PVIT – Total Return Portfolio – Administrative	Blackrock – Global Allocation V.I. Fund – Class I

Assets:

Investments at market value	$7,067	$3,498	$1,498	$7,735	$31,778	$13,273	$29,781	$29,764

Receivable from EFILI	—	1	—	—	—	—	—	1

Total assets	$7,067	$3,499	$1,498	$7,735	$31,778	$13,273	$29,781	$29,765

Liabilities:

Payable to EFILI	22	—	46	—	—	1	—	—

Total net assets	$7,045	$3,499	$1,452	$7,735	$31,778	$13,272	$29,781	$29,765

Net Assets:

Fidelity Retirement Reserves	$338	$3,377	$1,336	$10	$2,200	$698	$987	$421

Fidelity Income Advantage	52	122	116	—	18	17	3	11

Fidelity Personal Retirement	6,655	—	—	7,725	29,560	12,557	28,791	29,333

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$7,045	$3,499	$1,452	$7,735	$31,778	$13,272	$29,781	$29,765

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	9	41	13	1	181	46	70	19

Unit Value	$37.17	$83.03	$99.84	$8.91	$12.12	$14.83	$14.16	$21.61

Fidelity Income Advantage:

Units Outstanding	2	2	2	—	2	1	—	1

Unit Value	$35.23	$78.69	$94.62	$—	$11.73	$14.35	$—	$21.02

Fidelity Personal Retirement:

Units Outstanding	213	—	—	790	2,275	813	1,922	1,243

Highest Value	$40.39	$—	$—	$9.82	$13.27	$16.22	$15.49	$23.81

Lowest Value	$25.18	$—	$—	$9.62	$13.25	$16.21	$15.48	$23.32

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

16	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	FTVIP – Templeton Global Bond Fund – Class 2	FTVIP – Franklin U.S. Government Securities Fund – Class 2
Assets:
Investments at market value	$4,069	$3,761
Receivable from EFILI	—	1

Total assets	$4,069	$3,762
Liabilities:
Payable to EFILI	—	—

Total net assets	$4,069	$3,762

Net Assets:
Fidelity Retirement Reserves	$154	$257
Fidelity Income Advantage	—	—
Fidelity Personal Retirement	3,915	3,505
Fidelity Freedom Lifetime Income	—	—
Fidelity Growth and Guaranteed Income	—	—

Total net assets	$4,069	$3,762

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	17	24

Unit Value	$9.43	$10.35

Fidelity Income Advantage:
Units Outstanding	—	—

Unit Value	$—	$—

Fidelity Personal Retirement:
Units Outstanding	380	309

Highest Value	$10.39	$11.40

Lowest Value	$10.18	$11.17

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—

Unit Value	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—

Highest Value	$—	$—

Lowest Value	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—

Highest Value	$—	$—

Lowest Value	$—	$—

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class	VIP – Growth Initial Class	VIP – Growth Investor Class

Income:
Dividends	$1,017	$10,314	$229	$1,739	$753	$1,204	$240	$227

Expenses:
Fidelity Retirement Reserves
Mortality and expense risk charges	188	—	23	—	297	—	610	—
Administrative and other charges	13	—	2	—	20	—	41	—

Total expenses	201	—	25	—	317	—	651	—

Fidelity Income Advantage
Mortality and expense risk charges	2	—	4	—	22	—	28	—
Administrative and other charges	1	—	1	—	7	—	9	—

Total expenses	3	—	5	—	29	—	37	—

Fidelity Personal Retirement
Mortality and expense risk charges	—	303	—	30	—	75	—	109
Administrative and other charges	—	127	—	14	—	35	—	52

Total expenses	—	430	—	44	—	110	—	161

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	20	—	—	—	—	—	—
Administrative and other charges	—	5	—	—	—	—	—	—

Total expenses	—	25	—	—	—	—	—	—

Total expenses	204	455	30	44	346	110	688	161

Net investment income (loss)	813	9,859	199	1,695	407	1,094	(448)	66

Realized and unrealized gain (loss) on investments:
Realized Gain (loss) on sale of fund shares	—	—	(330)	(254)	748	1,596	4,659	2,929
Realized gain distributions	—	—	—	—	2,335	3,827	10,722	13,151

Net realized gain (loss) on investments	—	—	(330)	(254)	3,083	5,423	15,381	16,080
Unrealized appreciation (depreciation)	—	—	452	1,111	3,576	5,147	(3,793)	(2,087)

Net increase (decrease) in net assets from operations	$813	$9,859	$321	$2,552	$7,066	$11,664	$11,140	$14,059

See accompanying notes which are an integral part of the financial statements.

18	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager 50% Initial Class	VIP – Asset Manager 50% Investor Class	VIP – Index 500 Initial Class	VIP – Asset Manager 70% Initial Class(B)

Income:
Dividends	$126	$416	$316	$2,334	$470	$627	$6,483	$111

Expenses:
Fidelity Retirement Reserves
Mortality and expense risk charges	59	—	60	—	142	—	508	45
Administrative and other charges	4	—	4	—	9	—	34	3

Total expenses	63	—	64	—	151	—	542	48

Fidelity Income Advantage
Mortality and expense risk charges	2	—	8	—	6	—	29	2
Administrative and other charges	1	—	3	—	2	—	10	1

Total expenses	3	—	11	—	8	—	39	3

Fidelity Personal Retirement
Mortality and expense risk charges	—	27	—	69	—	28	517	—
Administrative and other charges	—	13	—	32	—	13	245	—

Total expenses	—	40	—	101	—	41	762	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	66	40	75	101	159	41	1,343	51

Net investment income (loss)	60	376	241	2,233	311	586	5,140	60

Realized and unrealized gain (loss) on investments:
Realized Gain (loss) on sale of fund shares	192	835	(244)	(560)	103	211	46,592	188
Realized gain distributions	700	2,401	—	—	901	1,064	2,915	203

Net realized gain (loss) on investments	892	3,236	(244)	(560)	1,004	1,275	49,507	391
Unrealized appreciation (depreciation)	383	785	557	2,689	1,279	1,473	36,885	544

Net increase (decrease) in net assets from operations	$1,335	$4,397	$554	$4,362	$2,594	$3,334	$91,532	$995

(B)	Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager 70% Investor Class(B)	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class

Income:
Dividends	$322	$238	$299	$221	$5,554	$22	$93	$319

Expenses:
Fidelity Retirement Reserves
Mortality and expense risk charges	—	1,224	—	92	—	26	—	140
Administrative and other charges	—	82	—	6	—	2	—	9

Total expenses	—	1,306	—	98	—	28	—	149

Fidelity Income Advantage
Mortality and expense risk charges	—	62	—	8	—	1	—	11
Administrative and other charges	—	21	—	3	—	—	—	4

Total expenses	—	83	—	11	—	1	—	15

Fidelity Personal Retirement
Mortality and expense risk charges	20	—	331	—	374	—	21	—
Administrative and other charges	8	—	154	—	137	—	9	—

Total expenses	28	—	485	—	511	—	30	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	500	—	—	—
Administrative and other charges	—	—	—	—	134	—	—	—

Total expenses	—	—	—	—	634	—	—	—

Total expenses	28	1,389	485	109	1,145	29	30	164

Net investment income (loss)	294	(1,151)	(186)	112	4,409	(7)	63	155

Realized and unrealized gain (loss) on investments:
Realized Gain (loss) on sale of fund shares	265	9,811	17,362	792	11,999	108	788	703
Realized gain distributions	435	27,378	50,575	700	16,611	654	3,358	1,920

Net realized gain (loss) on investments	700	37,189	67,937	1,492	28,610	762	4,146	2,623
Unrealized appreciation (depreciation)	1,364	(4,170)	(8,446)	76	11,974	(136)	(975)	1,004

Net increase (decrease) in net assets from operations	$2,358	$31,868	$59,305	$1,680	$44,993	$619	$3,234	$3,782

(B)	Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

20	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Growth & Income Investor Class	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class	VIP – Utilities Initial Class

Income:
Dividends	$638	$—	$—	$100	$209	$42	$157	$41

Expenses:
Fidelity Retirement Reserves
Mortality and expense risk charges	—	164	—	158	—	25	—	17
Administrative and other charges	—	11	—	11	—	2	—	1

Total expenses	—	175	—	169	—	27	—	18

Fidelity Income Advantage
Mortality and expense risk charges	—	15	—	18	—	3	—	1
Administrative and other charges	—	5	—	6	—	1	—	—

Total expenses	—	20	—	24	—	4	—	1

Fidelity Personal Retirement
Mortality and expense risk charges	45	—	116	—	62	—	16	—
Administrative and other charges	20	—	56	—	29	—	8	—

Total expenses	65	—	172	—	91	—	24	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	65	195	172	193	91	31	24	19

Net investment income (loss)	573	(195)	(172)	(93)	118	11	133	22

Realized and unrealized gain (loss) on investments:
Realized Gain (loss) on sale of fund shares	1,900	1,728	5,158	138	253	(23)	(258)	98
Realized gain distributions	3,975	380	1,746	2,649	6,651	157	684	96

Net realized gain (loss) on investments	5,875	2,108	6,904	2,787	6,904	134	426	194
Unrealized appreciation (depreciation)	1,620	2,597	15,378	(378)	(764)	108	549	72

Net increase (decrease) in net assets from operations	$8,068	$4,510	$22,110	$2,316	$6,258	$253	$1,108	$288

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financials Initial Class

Income:
Dividends	$409	$—	$—	$54	$256	$36	$141	$24

Expenses:
Fidelity Retirement Reserves
Mortality and expense risk charges	—	340	—	19	—	66	—	10
Administrative and other charges	—	23	—	1	—	4	—	1

Total expenses	—	363	—	20	—	70	—	11

Fidelity Income Advantage
Mortality and expense risk charges	—	15	—	—	—	3	—	—
Administrative and other charges	—	5	—	—	—	1	—	—

Total expenses	—	20	—	—	—	4	—	—

Fidelity Personal Retirement
Mortality and expense risk charges	25	—	182	—	14	—	53	—
Administrative and other charges	11	—	96	—	6	—	23	—

Total expenses	36	—	278	—	20	—	76	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	36	383	278	20	20	74	76	11

Net investment income (loss)	373	(383)	(278)	34	236	(38)	65	13

Realized and unrealized gain (loss) on investments:
Realized Gain (loss) on sale of fund shares	1,595	3,341	12,349	(121)	(54)	99	13	145
Realized gain distributions	943	3,523	14,338	—	—	674	3,558	65

Net realized gain (loss) on investments	2,538	6,864	26,687	(121)	(54)	773	3,571	210
Unrealized appreciation (depreciation)	159	2,858	12,855	278	1,066	411	1,921	1

Net increase (decrease) in net assets from operations	$3,070	$9,339	$39,264	$191	$1,248	$1,146	$5,557	$224

See accompanying notes which are an integral part of the financial statements.

22	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Financials Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class

Income:
Dividends	$429	$3	$14	$1	$15	$37	$241	$137

Expenses:
Fidelity Retirement Reserves
Mortality and expense risk charges	—	22	—	13	—	14	—	22
Administrative and other charges	—	1	—	1	—	1	—	1

Total expenses	—	23	—	14	—	15	—	23

Fidelity Income Advantage
Mortality and expense risk charges	—	1	—	1	—	1	—	4
Administrative and other charges	—	—	—	—	—	—	—	1

Total expenses	—	1	—	1	—	1	—	5

Fidelity Personal Retirement
Mortality and expense risk charges	25	—	25	—	20	—	14	—
Administrative and other charges	14	—	13	—	11	—	6	—

Total expenses	39	—	38	—	31	—	20	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	39	24	38	15	31	16	20	28

Net investment income (loss)	390	(21)	(24)	(14)	(16)	21	221	109

Realized and unrealized gain (loss) on investments:
Realized Gain (loss) on sale of fund shares	1,804	155	793	139	1,030	(111)	(482)	(12)
Realized gain distributions	1,095	94	759	211	2,486	1	5	—

Net realized gain (loss) on investments	2,899	249	1,552	350	3,516	(110)	(477)	(12)
Unrealized appreciation (depreciation)	231	377	4,189	(230)	(2,119)	122	650	175

Net increase (decrease) in net assets from operations	$3,520	$605	$5,717	$106	$1,381	$33	$394	$272

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class	VIP – Investor Freedom Income Investor Class	VIP – Freedom 2010 Initial Class

Income:
Dividends	$2,153	$21	$383	$17	$326	$43	$145	$12

Expenses:
Fidelity Retirement Reserves
Mortality and expense risk charges	—	15	—	10	—	10	—	3
Administrative and other charges	—	1	—	1	—	1	—	—

Total expenses	—	16	—	11	—	11	—	3

Fidelity Income Advantage
Mortality and expense risk charges	—	1	—	3	—	—	—	—
Administrative and other charges	—	—	—	1	—	—	—	—

Total expenses	—	1	—	4	—	—	—	—

Fidelity Personal Retirement
Mortality and expense risk charges	61	—	38	—	29	—	8	—
Administrative and other charges	28	—	21	—	13	—	3	—

Total expenses	89	—	59	—	42	—	11	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	89	17	59	15	42	11	11	3

Net investment income (loss)	2,064	4	324	2	284	32	134	9

Realized and unrealized gain (loss) on investments:
Realized Gain (loss) on sale of fund shares	(23)	105	2,109	(8)	101	8	50	(2)
Realized gain distributions	—	10	186	133	2,017	—	2	4

Net realized gain (loss) on investments	(23)	115	2,295	125	2,118	8	52	2
Unrealized appreciation (depreciation)	2,597	210	3,656	(2)	179	71	227	21

Net increase (decrease) in net assets from operations	$4,638	$329	$6,275	$125	$2,581	$111	$413	$32

See accompanying notes which are an integral part of the financial statements.

24	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class

Income:
Dividends	$153	$23	$258	$31	$374	$34	$387	$30

Expenses:
Fidelity Retirement Reserves
Mortality and expense risk charges	—	6	—	8	—	10	—	11
Administrative and other charges	—	—	—	1	—	1	—	1

Total expenses	—	6	—	9	—	11	—	12

Fidelity Income Advantage
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Fidelity Personal Retirement
Mortality and expense risk charges	8	—	13	—	24	—	26	—
Administrative and other charges	2	—	4	—	6	—	7	—

Total expenses	10	—	17	—	30	—	33	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	10	6	17	9	30	11	33	12

Net investment income (loss)	143	17	241	22	344	23	354	18

Realized and unrealized gain (loss) on investments:
Realized Gain (loss) on sale of fund shares	26	(9)	2	4	221	127	136	79
Realized gain distributions	10	34	286	58	785	47	985	63

Net realized gain (loss) on investments	36	25	288	62	1,006	174	1,121	142
Unrealized appreciation (depreciation)	279	43	429	47	393	(26)	532	40

Net increase (decrease) in net assets from operations	$458	$85	$958	$131	$1,743	$171	$2,007	$200

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2030 Investor Class	VIP – Freedom 2035 Initial Class	VIP – Investor Freedom 2035 Investor Class	VIP – Freedom 2040 Initial Class	VIP – Investor Freedom 2040 Investor Class	VIP – Freedom 2045 Initial Class	VIP – Investor Freedom 2045 Investor Class	VIP – Freedom 2050 Initial Class

Income:
Dividends	$594	$1	$18	$10	$29	$1	$—	$—

Expenses:
Fidelity Retirement Reserves
Mortality and expense risk charges	—	—	—	4	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	4	—	—	—	—

Fidelity Income Advantage
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Fidelity Personal Retirement
Mortality and expense risk charges	41	—	1	—	2	—	—	—
Administrative and other charges	11	—	—	—	—	—	—	—

Total expenses	52	—	1	—	2	—	—	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	52	—	1	4	2	—	—	—

Net investment income (loss)	542	1	17	6	27	1	—	—

Realized and unrealized gain (loss) on investments:
Realized Gain (loss) on sale of fund shares	391	2	(32)	1	62	2	16	(1)
Realized gain distributions	1,038	2	49	35	75	3	1	1

Net realized gain (loss) on investments	1,429	4	17	36	137	5	17	—
Unrealized appreciation (depreciation)	1,422	2	35	40	60	3	2	—

Net increase (decrease) in net assets from operations	$3,393	$7	$69	$82	$224	$9	$19	$—

See accompanying notes which are an integral part of the financial statements.

26	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2050 Investor Class	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 30% Investor Class

Income:
Dividends	$4	$31	$28	$64	$12	$234	$1,786	$23

Expenses:
Fidelity Retirement Reserves
Mortality and expense risk charges	—	—	—	—	9	—	19	—
Administrative and other charges	—	—	—	—	1	—	1	—

Total expenses	—	—	—	—	10	—	20	—

Fidelity Income Advantage
Mortality and expense risk charges	—	—	—	—	—	—	3	—
Administrative and other charges	—	—	—	—	—	—	1	—

Total expenses	—	—	—	—	—	—	4	—

Fidelity Personal Retirement
Mortality and expense risk charges	1	—	—	—	—	31	68	1
Administrative and other charges	—	—	—	—	—	15	24	—

Total expenses	1	—	—	—	—	46	92	1

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	5	4	12	—	—	2	—
Administrative and other charges	—	1	1	2	—	—	—	—

Total expenses	—	6	5	14	—	—	2	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	1	6	5	14	10	46	118	1

Net investment income (loss)	3	25	23	50	2	188	1,668	22

Realized and unrealized gain (loss) on investments:
Realized Gain (loss) on sale of fund shares	24	(3)	3	21	19	1,005	(84)	—
Realized gain distributions	18	—	20	106	111	2,416	—	5

Net realized gain (loss) on investments	42	(3)	23	127	130	3,421	(84)	5
Unrealized appreciation (depreciation)	24	57	37	111	41	883	2,653	30

Net increase (decrease) in net assets from operations	$69	$79	$83	$288	$173	$4,492	$4,237	$57

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 40% Investor Class	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples Initial Class	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class

Income:
Dividends	$49	$3,456	$3,760	$3,415	$1,242	$14	$258	$8

Expenses:
Fidelity Retirement Reserves
Mortality and expense risk charges	—	60	26	26	8	6	—	6
Administrative and other charges	—	4	2	2	1	—	—	—

Total expenses	—	64	28	28	9	6	—	6

Fidelity Income Advantage
Mortality and expense risk charges	—	17	6	6	3	—	—	—
Administrative and other charges	—	6	2	2	1	—	—	—

Total expenses	—	23	8	8	4	—	—	—

Fidelity Personal Retirement
Mortality and expense risk charges	2	176	179	257	108	—	16	—
Administrative and other charges	1	59	58	86	41	—	7	—

Total expenses	3	235	237	343	149	—	23	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	19	37	7	—	—	—	—
Administrative and other charges	—	4	7	1	—	—	—	—

Total expenses	—	23	44	8	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	408	—	—	—	—	—
Administrative and other charges	—	—	109	—	—	—	—	—

Total expenses	—	—	517	—	—	—	—	—

Total expenses	3	345	834	387	162	6	23	6

Net investment income (loss)	46	3,111	2,926	3,028	1,080	8	235	2

Realized and unrealized gain (loss) on investments:
Realized Gain (loss) on sale of fund shares	28	952	1,866	2,552	1,574	(21)	(61)	(37)
Realized gain distributions	14	—	711	1,657	1,474	53	893	145

Net realized gain (loss) on investments	42	952	2,577	4,209	3,048	32	832	108
Unrealized appreciation (depreciation)	71	13,094	18,581	20,573	10,782	(75)	(1,553)	(39)

Net increase (decrease) in net assets from operations	$159	$17,157	$24,084	$27,810	$14,910	$(35)	$(486)	$71

See accompanying notes which are an integral part of the financial statements.

28	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Hedged Equity Investor Class(C)	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income Initial Class

Income:
Dividends	$50	$—	$—	$1	$15	$381	$142

Expenses:
Fidelity Retirement Reserves
Mortality and expense risk charges	—	20	—	—	5	—	15
Administrative and other charges	—	1	—	—	—	—	1

Total expenses	—	21	—	—	5	—	16

Fidelity Income Advantage
Mortality and expense risk charges	—	7	—	—	—	—	—
Administrative and other charges	—	2	—	—	—	—	—

Total expenses	—	9	—	—	—	—	—

Fidelity Personal Retirement
Mortality and expense risk charges	5	—	8	12	—	15	—
Administrative and other charges	2	—	7	3	—	8	—

Total expenses	7	—	15	15	—	23	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Total expenses	7	30	15	15	5	23	16

Net investment income (loss)	43	(30)	(15)	(14)	10	358	126

Realized and unrealized gain (loss) on investments:
Realized Gain (loss) on sale of fund shares	(50)	316	1,659	1	(3)	297	16
Realized gain distributions	706	279	1,634	—	6	142	—

Net realized gain (loss) on investments	656	595	3,293	1	3	439	16
Unrealized appreciation (depreciation)	(230)	417	2,687	8	186	4,925	(59)

Net increase (decrease) in net assets from operations	$469	$982	$5,965	$(5)	$199	$5,722	$83

(C)	New Fund (Note 1)

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity Portfolio - Class I	VIF – Emerging Markets Debt Portfolio - Class I	VIF – Global Strategist Class II

Income:
Dividends	$2,169	$1,274	$771	$104	$750	$20	$1,080	$—

Expenses:
Fidelity Retirement Reserves
Mortality and expense risk charges	—	11	13	2	6	10	6	3
Administrative and other charges	—	1	1	—	—	1	—	—

Total expenses	—	12	14	2	6	11	6	3

Fidelity Income Advantage
Mortality and expense risk charges	—	—	1	—	—	1	1	1
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	1	—	—	1	1	1

Fidelity Personal Retirement
Mortality and expense risk charges	31	36	78	8	26	3	7	2
Administrative and other charges	15	17	34	4	12	2	3	1

Total expenses	46	53	112	12	38	5	10	3

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	46	65	127	14	44	17	17	7

Net investment income (loss)	2,123	1,209	644	90	706	3	1,063	(7)

Realized and unrealized gain (loss) on investments:
Realized Gain (loss) on sale of fund shares	(70)	142	5,011	181	1,487	(38)	(128)	47
Realized gain distributions	—	—	—	—	—	166	—	135

Net realized gain (loss) on investments	(70)	142	5,011	181	1,487	128	(128)	182
Unrealized appreciation (depreciation)	(667)	1,067	4,966	712	4,588	1,471	138	420

Net increase (decrease) in net assets from operations	$1,386	$2,418	$10,621	$983	$6,781	$1,602	$1,073	$595

See accompanying notes which are an integral part of the financial statements.

30	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets Investor	Invesco – VI Global Core Equity	Allspring – VT Discovery SMID Cap Growth Class 2	Allspring – VT Opportunity Class 2	PVIT – Commodity Real Return Portfolio - Administrative	PVIT – Low Duration Portfolio - Administrative	PVIT – Real Return Portfolio - Administrative	PVIT – Total Return Portfolio - Administrative

Income:
Dividends	$201	$93	$—	$1	$166	$1,098	$420	$1,189

Expenses:
Fidelity Retirement Reserves
Mortality and expense risk charges	10	3	25	10	—	13	5	8
Administrative and other charges	1	—	2	1	—	1	—	1

Total expenses	11	3	27	11	—	14	5	9

Fidelity Income Advantage
Mortality and expense risk charges	—	1	1	1	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	1	1	1	—	—	—	—

Fidelity Personal Retirement
Mortality and expense risk charges	6	5	—	—	4	31	13	36
Administrative and other charges	3	3	—	—	2	13	6	14

Total expenses	9	8	—	—	6	44	19	50

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	20	12	28	12	6	58	24	59

Net investment income (loss)	181	81	(28)	(11)	160	1,040	396	1,130

Realized and unrealized gain (loss) on investments:
Realized Gain (loss) on sale of fund shares	112	98	30	6	(34)	(6)	(68)	(327)
Realized gain distributions	—	460	24	155	—	—	—	—

Net realized gain (loss) on investments	112	558	54	161	(34)	(6)	(68)	(327)
Unrealized appreciation (depreciation)	2,008	321	121	(66)	767	405	591	1,589

Net increase (decrease) in net assets from operations	$2,301	$960	$147	$84	$893	$1,439	$919	$2,392

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I. Fund - Class 1	FTVIP – Templeton Global Bond Fund - Class 2	FTVIP – Franklin US Government Securities Fund - Class 2

Income:
Dividends	$940	$—	$166

Expenses:
Fidelity Retirement Reserves
Mortality and expense risk charges	4	1	2
Administrative and other charges	—	—	—

Total expenses	4	1	2

Fidelity Income Advantage
Mortality and expense risk charges	—	—	—
Administrative and other charges	—	—	—

Total expenses	—	—	—

Fidelity Personal Retirement
Mortality and expense risk charges	33	4	4
Administrative and other charges	13	2	2

Total expenses	46	6	6

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—
Administrative and other charges	—	—	—

Total expenses	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—
Administrative and other charges	—	—	—

Total expenses	—	—	—

Total expenses	50	7	8

Net investment income (loss)	890	(7)	158

Realized and unrealized gain (loss) on investments:
Realized Gain (loss) on sale of fund shares	182	(98)	(102)
Realized gain distributions	2,254	—	—

Net realized gain (loss) on investments	2,436	(98)	(102)
Unrealized appreciation (depreciation)	1,627	681	219

Net increase (decrease) in net assets from operations	$4,953	$576	$275

See accompanying notes which are an integral part of the financial statements.

32	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class		VIP – Government Money Market Investor Class		VIP – High Income Initial Class		VIP – High Income Investor Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$813	$888	$9,859	$11,226	$199	$187	$1,695	$1,601
Net realized gain (loss) on investments	—	—	—	—	(330)	(642)	(254)	50
Unrealized appreciation (depreciation)	—	—	—	—	452	752	1,111	610

Net increase (decrease) in net assets from operations	813	888	9,859	11,226	321	297	2,552	2,261

Contract Transactions:
Payments received from contract owners	—	—	66,927	77,447	—	—	171	103
Transfers between sub-accounts and the fixed account, net	11,358	4,774	30,119	(23,505)	(89)	(22)	(511)	687
Contract benefits	(104)	(185)	(15,553)	(10,506)	(97)	(133)	—	(1)
Contract terminations	(8,084)	(6,121)	(63,647)	(58,366)	(213)	(427)	(2,114)	(835)
Contract maintenance charges	(4)	(5)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(16)	8	(10)	—	(30)	(59)	—	—

Net increase (decrease) in net assets from contract transactions	3,150	(1,529)	17,836	(14,930)	(430)	(642)	(2,454)	(46)

Total increase (decrease) in net assets	3,963	(641)	27,695	(3,704)	(109)	(345)	98	2,215

Net Assets:
Beginning of period	22,205	22,846	230,611	234,315	3,687	4,032	27,478	25,263

End of period	$26,168	$22,205	$258,306	$230,611	$3,578	$3,687	$27,576	$27,478

(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income Initial Class		VIP – Equity-Income Investor Class		VIP – Growth Initial Class		VIP – Growth Investor Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$407	$387	$1,094	$968	$(448)	$(676)	$66	$(147)
Net realized gain (loss) on investments	3,083	2,800	5,423	4,552	15,381	22,231	16,080	25,721
Unrealized appreciation (depreciation)	3,576	2,343	5,147	2,424	(3,793)	(954)	(2,087)	(2,822)

Net increase (decrease) in net assets from operations	7,066	5,530	11,664	7,944	11,140	20,601	14,059	22,752

Contract Transactions:
Payments received from contract owners	—	—	390	223	—	—	580	734
Transfers between sub-accounts and the fixed account, net	(1,214)	(683)	2,068	437	(4,343)	(1,184)	(8,831)	11,273
Contract benefits	(924)	(921)	—	(2)	(1,456)	(1,124)	—	(396)
Contract terminations	(2,497)	(2,461)	(2,571)	(2,378)	(5,575)	(4,305)	(6,897)	(2,061)
Contract maintenance charges	(4)	(4)	—	—	(10)	(10)	—	—
Other transfers (to) from EFILI, net	(80)	(76)	5	3	(127)	32	—	(4)

Net increase (decrease) in net assets from contract transactions	(4,719)	(4,145)	(108)	(1,717)	(11,511)	(6,591)	(15,148)	9,546

Total increase (decrease) in net assets	2,347	1,385	11,556	6,227	(371)	14,010	(1,089)	32,298

Net Assets:
Beginning of period	41,175	39,790	62,153	55,926	86,842	72,832	106,459	74,161

End of period	$43,522	$41,175	$73,709	$62,153	$86,471	$86,842	$105,370	$106,459

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:
	VIP – Overseas Initial Class		VIP – Overseas Investor Class		VIP – Investment Grade Bond Initial Class		VIP – Investment Grade Bond Investor Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$60	$57	$376	$308	$241	$257	$2,233	$2,022
Net realized gain (loss) on investments	892	412	3,236	1,902	(244)	(173)	(560)	(384)
Unrealized appreciation (depreciation)	383	(146)	785	(1,063)	557	10	2,689	(926)

Net increase (decrease) in net assets from operations	1,335	323	4,397	1,147	554	94	4,362	712

Contract Transactions:
Payments received from contract owners	—	—	56	20	—	—	259	985
Transfers between sub-accounts and the fixed account, net	321	(275)	3,493	(1,489)	(134)	456	7,339	3,961
Contract benefits	(78)	(117)	—	—	(224)	(482)	—	(1)
Contract terminations	(289)	(373)	(778)	(1,210)	(670)	(924)	(5,784)	(2,834)
Contract maintenance charges	(1)	(1)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(11)	3	(1)	(1)	(112)	(30)	1	1

Net increase (decrease) in net assets from contract transactions	(58)	(763)	2,770	(2,680)	(1,141)	(981)	1,815	2,112

Total increase (decrease) in net assets	1,277	(440)	7,167	(1,533)	(587)	(887)	6,177	2,824

Net Assets:
Beginning of period	6,810	7,250	21,041	22,574	9,429	10,316	61,579	58,755

End of period	$8,087	$6,810	$28,208	$21,041	$8,842	$9,429	$67,756	$61,579

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager 50% Initial Class(B)		VIP – Asset Manager 50% Investor Class(B)		VIP – Index 500 Initial Class		VIP – Asset Manager 70% Initial Class(B)

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$311	$312	$586	$499	$5,140	$5,310	$60	$56
Net realized gain (loss) on investments	1,004	63	1,275	212	49,507	29,195	391	212
Unrealized appreciation (depreciation)	1,279	1,059	1,473	1,069	36,885	73,668	544	287

Net increase (decrease) in net assets from operations	2,594	1,434	3,334	1,780	91,532	108,173	995	555

Contract Transactions:
Payments received from contract owners	—	—	308	49	4,917	2,041	—	—
Transfers between sub-accounts and the fixed account, net	105	(279)	992	(170)	(22,709)	17,701	(34)	(108)
Contract benefits	(615)	(166)	—	—	(1,174)	(1,224)	(92)	(126)
Contract terminations	(1,973)	(1,573)	(1,099)	(1,580)	(22,904)	(14,543)	(388)	(130)
Contract maintenance charges	(1)	(1)	—	—	(10)	(10)	(1)	(1)
Other transfers (to) from EFILI, net	(19)	(72)	1	—	(198)	(128)	12	(4)

Net increase (decrease) in net assets from contract transactions	(2,503)	(2,091)	202	(1,701)	(42,078)	3,837	(503)	(369)

Total increase (decrease) in net assets	91	(657)	3,536	79	49,454	112,010	492	186

Net Assets:
Beginning of period	19,311	19,968	22,523	22,444	550,292	438,282	5,906	5,720

End of period	$19,402	$19,311	$26,059	$22,523	$599,746	$550,292	$6,398	$5,906

(B)	Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

34	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager 70% Investor Class(B)		VIP – Contrafund Initial Class		VIP – Contrafund Investor Class		VIP – Balanced Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$294	$189	$(1,151)	$(999)	$(186)	$(53)	$112	$138
Net realized gain (loss) on investments	700	402	37,189	26,107	67,937	49,291	1,492	1,227
Unrealized appreciation (depreciation)	1,364	567	(4,170)	18,411	(8,446)	24,505	76	634

Net increase (decrease) in net assets from operations	2,358	1,158	31,868	43,519	59,305	73,743	1,680	1,999

Contract Transactions:
Payments received from contract owners	200	190	—	—	2,103	1,366	—	—
Transfers between sub-accounts and the fixed account, net	4,045	301	(5,208)	(2,553)	(4,526)	13,427	(442)	(723)
Contract benefits	—	(169)	(1,887)	(2,014)	—	(2)	(1,446)	(201)
Contract terminations	(647)	(73)	(9,705)	(8,501)	(12,068)	(15,888)	(617)	(887)
Contract maintenance charges	—	—	(19)	(21)	—	—	(2)	(2)
Other transfers (to) from EFILI, net	1	(3)	(53)	(12)	—	(14)	(219)	(119)

Net increase (decrease) in net assets from contract transactions	3,599	246	(16,872)	(13,101)	(14,491)	(1,111)	(2,726)	(1,932)

Total increase (decrease) in net assets	5,957	1,404	14,996	30,418	44,814	72,632	(1,046)	67

Net Assets:
Beginning of period	12,365	10,961	166,778	136,360	291,328	218,696	14,088	14,021

End of period	$18,322	$12,365	$181,774	$166,778	$336,142	$291,328	$13,042	$14,088

(In thousands)	Subaccounts Investing In:
	VIP – Balanced Investor Class		VIP – Dynamic Capital Appreciation Initial Class		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$4,409	$4,553	$(7)	$(21)	$63	$(2)	$155	$114
Net realized gain (loss) on investments	28,610	21,412	762	237	4,146	1,544	2,623	1,793
Unrealized appreciation (depreciation)	11,974	19,028	(136)	484	(975)	2,244	1,004	1,472

Net increase (decrease) in net assets from operations	44,993	44,993	619	700	3,234	3,786	3,782	3,379

Contract Transactions:
Payments received from contract owners	1,504	2,941	—	—	257	137	—	—
Transfers between sub-accounts and the fixed account, net	(8,861)	(4,867)	(197)	993	(907)	(329)	819	(52)
Contract benefits	—	—	(25)	(27)	—	—	(520)	(428)
Contract terminations	(15,081)	(16,426)	(66)	(115)	(871)	(537)	(839)	(868)
Contract maintenance charges	—	—	(1)	(1)	—	—	(2)	(2)
Other transfers (to) from EFILI, net	(1)	(3)	1	5	(1)	—	98	(36)

Net increase (decrease) in net assets from contract transactions	(22,439)	(18,355)	(288)	855	(1,522)	(729)	(444)	(1,386)

Total increase (decrease) in net assets	22,554	26,638	331	1,555	1,712	3,057	3,338	1,993

Net Assets:
Beginning of period	326,132	299,494	3,654	2,099	18,192	15,135	18,527	16,534

End of period	$348,686	$326,132	$3,985	$3,654	$19,904	$18,192	$21,865	$18,527

(B)	Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:
	VIP – Growth & Income Investor Class		VIP – Growth Opportunities Initial Class		VIP – Growth Opportunities Investor Class		VIP – Mid Cap Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$573	$473	$(195)	$(176)	$(172)	$(146)	$(93)	$(76)
Net realized gain (loss) on investments	5,875	3,885	2,108	1,196	6,904	4,335	2,787	3,640
Unrealized appreciation (depreciation)	1,620	2,699	2,597	5,690	15,378	24,897	(378)	292

Net increase (decrease) in net assets from operations	8,068	7,057	4,510	6,710	22,110	29,086	2,316	3,856

Contract Transactions:
Payments received from contract owners	59	196	—	—	498	1,349	—	—
Transfers between sub-accounts and the fixed account, net	740	(139)	(908)	(216)	2	780	(690)	(268)
Contract benefits	—	—	(651)	(637)	—	(315)	(413)	(426)
Contract terminations	(1,516)	(1,865)	(526)	(1,076)	(2,639)	(3,224)	(2,025)	(2,162)
Contract maintenance charges	—	—	(2)	(2)	—	—	(4)	(5)
Other transfers (to) from EFILI, net	1	—	—	(270)	—	(16)	(132)	(69)

Net increase (decrease) in net assets from contract transactions	(716)	(1,808)	(2,087)	(2,201)	(2,139)	(1,426)	(3,264)	(2,930)

Total increase (decrease) in net assets	7,352	5,249	2,423	4,509	19,971	27,660	(948)	926

Net Assets:
Beginning of period	38,463	33,214	23,156	18,647	106,988	79,328	25,046	24,120

End of period	$45,815	$38,463	$25,579	$23,156	$126,959	$106,988	$24,098	$25,046

(In thousands)	Subaccounts Investing In:
	VIP – Mid Cap Investor Class		VIP – Value Strategies Initial Class		VIP – Value Strategies Investor Class		VIP – Utilities Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$118	$209	$11	$6	$133	$149	$22	$26
Net realized gain (loss) on investments	6,904	9,068	134	688	426	2,964	194	139
Unrealized appreciation (depreciation)	(764)	182	108	(305)	549	(1,463)	72	286

Net increase (decrease) in net assets from operations	6,258	9,459	253	389	1,108	1,650	288	451

Contract Transactions:
Payments received from contract owners	131	1,303	—	—	26	24	—	—
Transfers between sub-accounts and the fixed account, net	(6,542)	(2,304)	(158)	(1,065)	(2,638)	(1,877)	(452)	438
Contract benefits	—	(58)	(81)	(51)	—	—	(25)	(64)
Contract terminations	(3,247)	(1,659)	(99)	(491)	(546)	(849)	(68)	(58)
Contract maintenance charges	—	—	—	—	—	—	(1)	—
Other transfers (to) from EFILI, net	(2)	(2)	1	(2)	—	2	8	7

Net increase (decrease) in net assets from contract transactions	(9,660)	(2,720)	(337)	(1,609)	(3,158)	(2,700)	(538)	323

Total increase (decrease) in net assets	(3,402)	6,739	(84)	(1,220)	(2,050)	(1,050)	(250)	774

Net Assets:
Beginning of period	63,173	56,434	4,058	5,278	18,347	19,397	2,512	1,738

End of period	$59,771	$63,173	$3,974	$4,058	$16,297	$18,347	$2,262	$2,512

See accompanying notes which are an integral part of the financial statements.

36	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:
	VIP – Utilities Investor Class		VIP – Technology Initial Class		VIP – Technology Investor Class		VIP – Energy Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$373	$333	$(383)	$(363)	$(278)	$(257)	$34	$48
Net realized gain (loss) on investments	2,538	1,367	6,864	4,421	26,687	20,550	(121)	10
Unrealized appreciation (depreciation)	159	2,100	2,858	8,730	12,855	29,708	278	94

Net increase (decrease) in net assets from operations	3,070	3,800	9,339	12,788	39,264	50,001	191	152

Contract Transactions:
Payments received from contract owners	81	66	—	—	497	1,001	—	—
Transfers between sub-accounts and the fixed account, net	257	3,999	(2,096)	147	(4,542)	3,218	(710)	(262)
Contract benefits	—	—	(1,606)	(1,216)	—	(104)	(9)	(87)
Contract terminations	(553)	(1,253)	(1,698)	(3,296)	(3,768)	(8,934)	(168)	(727)
Contract maintenance charges	—	—	(5)	(4)	—	—	—	—
Other transfers (to) from EFILI, net	1	—	(57)	281	4	(3)	(38)	(14)

Net increase (decrease) in net assets from contract transactions	(214)	2,812	(5,462)	(4,088)	(7,809)	(4,822)	(925)	(1,090)

Total increase (decrease) in net assets	2,856	6,612	3,877	8,700	31,455	45,179	(734)	(938)

Net Assets:
Beginning of period	21,322	14,710	48,392	39,692	186,629	141,450	3,043	3,981

End of period	$24,178	$21,322	$52,269	$48,392	$218,084	$186,629	$2,309	$3,043

(In thousands)	Subaccounts Investing In:
	VIP – Energy Investor Class		VIP – Health Care Initial Class		VIP – Health Care Investor Class		VIP – Financials Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$236	$333	$(38)	$(94)	$65	$(94)	$13	$15
Net realized gain (loss) on investments	(54)	231	773	432	3,571	1,719	210	106
Unrealized appreciation (depreciation)	1,066	288	411	234	1,921	1,201	1	205

Net increase (decrease) in net assets from operations	1,248	852	1,146	572	5,557	2,826	224	326

Contract Transactions:
Payments received from contract owners	16	88	—	—	116	135	—	—
Transfers between sub-accounts and the fixed account, net	(2,646)	(4,981)	(1,141)	(1,276)	(8,028)	(4,065)	(96)	180
Contract benefits	—	—	(64)	(139)	—	—	(10)	(84)
Contract terminations	(413)	(1,478)	(506)	(800)	(1,420)	(2,694)	(272)	(25)
Contract maintenance charges	—	—	(1)	(2)	—	—	—	—
Other transfers (to) from EFILI, net	—	1	14	(41)	(1)	(1)	—	1

Net increase (decrease) in net assets from contract transactions	(3,043)	(6,370)	(1,698)	(2,258)	(9,333)	(6,625)	(378)	72

Total increase (decrease) in net assets	(1,795)	(5,518)	(552)	(1,686)	(3,776)	(3,799)	(154)	398

Net Assets:
Beginning of period	13,524	19,042	10,194	11,880	51,788	55,587	1,480	1,082

End of period	$11,729	$13,524	$9,642	$10,194	$48,012	$51,788	$1,326	$1,480

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:
	VIP – Financials Investor Class		VIP – Industrials Initial Class		VIP – Industrials Investor Class		VIP – Consumer Discretionary Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$390	$311	$(21)	$(3)	$(24)	$113	$(14)	$(15)
Net realized gain (loss) on investments	2,899	1,455	249	256	1,552	2,092	350	170
Unrealized appreciation (depreciation)	231	3,645	377	220	4,189	1,839	(230)	271

Net increase (decrease) in net assets from operations	3,520	5,411	605	473	5,717	4,044	106	426

Contract Transactions:
Payments received from contract owners	134	1,149	—	—	105	80	—	—
Transfers between sub-accounts and the fixed account, net	(461)	1,838	34	103	4,909	1,632	(340)	(310)
Contract benefits	—	—	(6)	(4)	—	—	(30)	(52)
Contract terminations	(166)	(2,569)	(36)	(80)	(551)	(335)	(28)	(28)
Contract maintenance charges	—	—	(1)	—	—	—	—	—
Other transfers (to) from EFILI, net	3	4	1	—	(4)	1	10	8

Net increase (decrease) in net assets from contract transactions	(490)	422	(8)	19	4,459	1,378	(388)	(382)

Total increase (decrease) in net assets	3,030	5,833	597	492	10,176	5,422	(282)	44

Net Assets:
Beginning of period	23,687	17,854	2,586	2,094	22,507	17,085	2,168	2,124

End of period	$26,717	$23,687	$3,183	$2,586	$32,683	$22,507	$1,886	$2,168

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary Investor Class		VIP – Real Estate Initial Class		VIP – Real Estate Investor Class		VIP – Strategic Income Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$(16)	$(24)	$21	$68	$221	$595	$109	$101
Net realized gain (loss) on investments	3,516	1,716	(110)	(217)	(477)	(150)	(12)	(25)
Unrealized appreciation (depreciation)	(2,119)	3,209	122	241	650	441	175	110

Net increase (decrease) in net assets from operations	1,381	4,901	33	92	394	886	272	186

Contract Transactions:
Payments received from contract owners	67	62	—	—	6	18	—	—
Transfers between sub-accounts and the fixed account, net	(1,637)	(3,944)	(292)	(436)	(1,933)	(214)	137	8
Contract benefits	—	—	(16)	(76)	—	—	(81)	(115)
Contract terminations	(284)	(491)	(54)	(78)	(2,107)	(375)	(75)	(395)
Contract maintenance charges	—	—	(1)	(1)	—	—	(1)	(1)
Other transfers (to) from EFILI, net	—	1	7	(6)	—	1	(18)	8

Net increase (decrease) in net assets from contract transactions	(1,854)	(4,372)	(356)	(597)	(4,034)	(570)	(38)	(495)

Total increase (decrease) in net assets	(473)	529	(323)	(505)	(3,640)	316	234	(309)

Net Assets:
Beginning of period	23,779	23,250	2,072	2,577	15,248	14,932	3,566	3,875

End of period	$23,306	$23,779	$1,749	$2,072	$11,608	$15,248	$3,800	$3,566

See accompanying notes which are an integral part of the financial statements.

38	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:
	VIP – Strategic Income Investor Class		VIP – International Capital Appreciation Initial Class		VIP – International Capital Appreciation Investor Class		VIP – Value Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$2,064	$1,765	$4	$(2)	$324	$188	$2	$9
Net realized gain (loss) on investments	(23)	(102)	115	49	2,295	1,233	125	285
Unrealized appreciation (depreciation)	2,597	1,145	210	89	3,656	1,256	(2)	(47)

Net increase (decrease) in net assets from operations	4,638	2,808	329	136	6,275	2,677	125	247

Contract Transactions:
Payments received from contract owners	260	364	—	—	211	140	—	—
Transfers between sub-accounts and the fixed account, net	4,488	1,497	182	(37)	3,350	(156)	(169)	(25)
Contract benefits	—	(6)	(60)	(76)	—	(3)	(50)	(49)
Contract terminations	(2,878)	(2,443)	(48)	(71)	(1,802)	(1,492)	(761)	(204)
Contract maintenance charges	—	—	—	—	—	—	(1)	(2)
Other transfers (to) from EFILI, net	(2)	—	6	9	1	2	11	11

Net increase (decrease) in net assets from contract transactions	1,868	(588)	80	(175)	1,760	(1,509)	(970)	(269)

Total increase (decrease) in net assets	6,506	2,220	409	(39)	8,035	1,168	(845)	(22)

Net Assets:
Beginning of period	51,700	49,480	1,846	1,885	35,084	33,916	2,146	2,168

End of period	$58,206	$51,700	$2,255	$1,846	$43,119	$35,084	$1,301	$2,146

(In thousands)		Subaccounts Investing In:

		VIP – Value Investor Class		VIP – Freedom Income Initial Class(A)		VIP – Freedom Income Investor Class(A)		VIP – Freedom 2005 Initial Class(A)

		12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/24
Operations:
Net investment income (loss)		$284	$263	$32	$36	$134	$161	$5
Net realized gain (loss) on investments		2,118	3,798	8	3	52	15	(48)
Unrealized appreciation (depreciation)		179	(1,020)	71	—	227	(12)	53

Net increase (decrease) in net assets from operations		2,581	3,041	111	39	413	164	10

Contract Transactions:
Payments received from contract owners		50	125	—	—	7	7	—
Transfers between sub-accounts and the fixed account, net		(1,346)	(2,508)	(104)	570	(823)	1,844	(574)
Contract benefits		—	(279)	(1)	(1)	(8)	—	—
Contract terminations		(1,067)	(1,865)	(19)	(82)	(204)	(11)	—
Contract maintenance charges		—	—	—	—	—	—	—
Other transfers (to) from EFILI, net		5	3	1	1	1	—	(1)

Net increase (decrease) in net assets from contract transactions		(2,358)	(4,524)	(123)	488	(1,027)	1,840	(575)

Total increase (decrease) in net assets		223	(1,483)	(12)	527	(614)	2,004	(565)

Net Assets
Beginning of period		25,997	27,480	1,306	779	4,829	2,825	565

End of period		$26,220	$25,997	$1,294	$1,306	$4,215	$4,829	$—

(A)	Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)		Subaccounts Investing In:
		VIP – Investor Freedom 2005 Investor Class(A)	VIP – Freedom 2010 Initial Class		VIP – Investor Freedom 2010 Investor Class		VIP – Freedom 2015 Initial Class

		12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)		$22	$9	$9	$143	$146	$17	$21
Net realized gain (loss) on investments		(249)	2	(43)	36	7	25	17
Unrealized appreciation (depreciation)		266	21	61	279	58	43	13

Net increase (decrease) in net assets from operations		39	32	27	458	211	85	51

Contract Transactions:
Payments received from contract owners		—	—	—	—	9	—	—
Transfers between sub-accounts and the fixed account, net		(2,029)	14	(37)	134	(30)	18	1
Contract benefits		—	—	(121)	(8)	—	(105)	(12)
Contract terminations		(17)	(17)	(266)	(248)	—	(76)	(177)
Contract maintenance charges		—	—	—	—	—	—	—
Other transfers (to) from EFILI, net		—	1	—	(2)	(1)	(1)	—

Net increase (decrease) in net assets from contract transactions		(2,046)	(2)	(424)	(124)	(22)	(164)	(188)

Total increase (decrease) in net assets		(2,007)	30	(397)	334	189	(79)	(137)

Net Assets:
Beginning of period		2,007	352	749	4,381	4,192	851	988

End of period		$—	$382	$352	$4,715	$4,381	$772	$851

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020 Initial Class		VIP – Investor Freedom 2020 Investor Class		VIP – Freedom 2025 Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$241	$272	$22	$22	$344	$398	$23	$30
Net realized gain (loss) on investments	288	(4)	62	35	1,006	289	174	51
Unrealized appreciation (depreciation)	429	287	47	38	393	406	(26)	61

Net increase (decrease) in net assets from operations	958	555	131	95	1,743	1,093	171	142

Contract Transactions:
Payments received from contract owners	1	83	—	—	257	87	—	—
Transfers between sub-accounts and the fixed account, net	(355)	(990)	1	(14)	(127)	(134)	(585)	(62)
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(806)	(176)	(24)	(349)	(2,750)	(1,309)	(488)	(246)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(1)	2	—	(1)	(3)	(1)	—	—

Net increase (decrease) in net assets from contract transactions	(1,161)	(1,081)	(23)	(364)	(2,623)	(1,357)	(1,073)	(308)

Total increase (decrease) in net assets	(203)	(526)	108	(269)	(880)	(264)	(902)	(166)

Net Assets:
Beginning of period	8,931	9,457	1,057	1,326	14,793	15,057	1,776	1,942

End of period	$8,728	$8,931	$1,165	$1,057	$13,913	$14,793	$874	$1,776

(A)	Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

40	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030 Initial Class		VIP – Investor Freedom 2030 Investor Class		VIP – Freedom 2035 Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$354	$348	$18	$21	$542	$470	$1	$1
Net realized gain (loss) on investments	1,121	511	142	40	1,429	656	4	3
Unrealized appreciation (depreciation)	532	511	40	58	1,422	1,024	2	1

Net increase (decrease) in net assets from operations	2,007	1,370	200	119	3,393	2,150	7	5

Contract Transactions:
Payments received from contract owners	20	79	—	—	144	228	—	—
Transfers between sub-accounts and the fixed account, net	(227)	(1,224)	(294)	(153)	122	(1,337)	9	35
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(1,044)	(2,307)	(7)	(61)	(1,241)	(1,678)	—	—
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(1)	—	—	—	(3)	—	—	(1)

Net increase (decrease) in net assets from contract transactions	(1,252)	(3,452)	(301)	(214)	(978)	(2,787)	9	34

Total increase (decrease) in net assets	755	(2,082)	(101)	(95)	2,415	(637)	16	39

Net Assets:
Beginning of period	14,792	16,874	1,381	1,476	23,051	23,688	41	2

End of period	$15,547	$14,792	$1,280	$1,381	$25,466	$23,051	$57	$41

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2035 Investor Class		VIP – Freedom 2040 Initial Class		VIP – Investor Freedom 2040 Investor Class		VIP – Freedom 2045 Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$17	$11	$6	$—	$27	$11	$1	$—
Net realized gain (loss) on investments	17	60	36	—	137	17	5	1
Unrealized appreciation (depreciation)	35	(43)	40	—	60	61	3	1

Net increase (decrease) in net assets from operations	69	28	82	—	224	89	9	2

Contract Transactions:
Payments received from contract owners	440	300	—	—	—	—	—	—
Transfers between sub-accounts and the fixed account, net	(208)	67	505	(2)	706	191	30	27
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(121)	(10)	—	—	—	—	—	—
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	2	1	—	(1)	—	(1)	—

Net increase (decrease) in net assets from contract transactions	111	359	506	(2)	705	191	29	27

Total increase (decrease) in net assets	180	387	588	(2)	929	280	38	29

Net Assets:
Beginning of period	720	333	—	2	950	670	31	2

End of period	$900	$720	$588	$—	$1,879	950	$69	$31

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2045 Investor Class		VIP – Freedom 2050 Initial Class		VIP – Investor Freedom 2050 Investor Class		VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$—	$—	$—	$—	$3	$2	$25	$32	$23	$25
Net realized gain (loss) on investments	17	—	—	—	42	6	(3)	(12)	23	4
Unrealized appreciation (depreciation)	2	(1)	—	—	24	1	57	21	37	13

Net increase (decrease) in net assets from operations	19	(1)	—	—	69	9	79	41	83	42

Contract Transactions:
Payments received from contract owners	—	—	—	—	12	34	—	—	—	—
Transfers between sub-accounts and the fixed account, net	(23)	24	1	(2)	12	182	—	—	—	—
Contract benefits	—	—	—	—	—	—	(104)	(113)	(89)	(87)
Contract terminations	—	—	—	—	—	—	—	—	—	—
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	1	—	—	(1)	1	18	(108)	27	24

Net increase (decrease) in net assets from contract transactions	(23)	25	1	(2)	23	217	(86)	(221)	(62)	(63)

Total increase (decrease) in net assets	(4)	24	1	(2)	92	226	(7)	(180)	21	(21)

Net Assets:
Beginning of period	27	3	—	2	226	—	937	1,117	862	883

End of period	$23	$27	$1	$—	$318	$226	$930	$937	$883	$862

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap Initial Class		VIP – Disciplined Small Cap Investor Class		VIP – Funds Manager 20% Investor Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$50	$49	$2	$4	$188	$277	$1,668	$1,739
Net realized gain (loss) on investments	127	43	130	72	3,421	1,037	(84)	2
Unrealized appreciation (depreciation)	111	68	41	141	883	3,114	2,653	992

Net increase (decrease) in net assets from operations	288	160	173	217	4,492	4,428	4,237	2,733

Contract Transactions:
Payments received from contract owners	—	—	—	—	29	203	18	1,931
Transfers between sub-accounts and the fixed account, net	—	—	(142)	(46)	(4,300)	(46)	(2,582)	285
Contract benefits	(165)	(158)	(6)	(26)	—	(133)	(181)	(89)
Contract terminations	—	—	(114)	(71)	(1,975)	(460)	(2,771)	(5,255)
Contract maintenance charges	—	—	—	—	—	—	(1)	(1)
Other transfers (to) from EFILI, net	19	24	(2)	2	2	—	13	18

Net increase (decrease) in net assets from contract transactions	(146)	(134)	(264)	(141)	(6,244)	(436)	(5,504)	(3,111)

Total increase (decrease) in net assets	142	26	(91)	76	(1,752)	3,992	(1,267)	(378)

Net Assets:
Beginning of period	2,303	2,277	1,538	1,462	31,942	27,950	51,234	51,612

End of period	$2,445	$2,303	$1,447	$1,538	$30,190	$31,942	$49,967	$51,234

See accompanying notes which are an integral part of the financial statements.

42	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:
	VIP – Funds Manager 30% Investor Class		VIP – Funds Manager 40% Investor Class		VIP – Funds Manager 50% Investor Class		VIP – Funds Manager 60% Investor Class		VIP – Funds Manager 70% Investor Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$22	$11	$46	$14	$3,111	$2,905	$2,926	$2,549	$3,028	$2,545
Net realized gain (loss) on investments	5	1	42	26	952	305	2,577	1,389	4,209	1,839
Unrealized appreciation (depreciation)	30	(1)	71	19	13,094	7,836	18,581	11,306	20,573	11,664

Net increase (decrease) in net assets from operations	57	11	159	59	17,157	11,046	24,084	15,244	27,810	16,048

Contract Transactions:
Payments received from contract owners	—	—	—	—	563	665	1,908	1,389	1,622	2,845
Transfers between sub-accounts and the fixed account, net	369	435	1,421	(477)	(6,001)	(8,105)	(4,804)	(7,640)	3,828	5,949
Contract benefits	—	—	—	—	(768)	(1,050)	(867)	(1,129)	(223)	(271)
Contract terminations	(3)	—	—	—	(12,018)	(11,687)	(9,006)	(21,497)	(7,395)	(6,318)
Contract maintenance charges	—	—	—	—	(2)	(2)	—	—	—	—
Other transfers (to) from EFILI, net	(1)	1	(1)	1	100	(182)	(46)	122	(65)	(197)

Net increase (decrease) in net assets from contract transactions	365	436	1,420	(476)	(18,126)	(20,361)	(12,815)	(28,755)	(2,233)	2,008

Total increase (decrease) in net assets	422	447	1,579	(417)	(969)	(9,315)	11,269	(13,511)	25,577	18,056

Net Assets:
Beginning of period	447	—	728	1,145	135,458	144,773	165,351	178,862	167,524	149,468

End of period	$869	$447	$2,307	$728	$134,489	$135,458	$176,620	$165,351	$193,101	$167,524

(In thousands)	Subaccounts Investing In:
	VIP – Funds Manager 85% Investor Class		VIP – Consumer Staples Initial Class		VIP – Consumer Staples Investor Class		VIP – Materials Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$1,080	$886	$8	$18	$235	$321	$2	$3
Net realized gain (loss) on investments	3,048	420	32	27	832	602	108	30
Unrealized appreciation (depreciation)	10,782	6,882	(75)	(7)	(1,553)	16	(39)	(34)

Net increase (decrease) in net assets from operations	14,910	8,188	(35)	38	(486)	939	71	(1)

Contract Transactions:
Payments received from contract owners	1,296	1,817	—	—	13	33	—	—
Transfers between sub-accounts and the fixed account, net	2,591	4,294	(256)	(7)	(1,721)	(3,055)	(236)	(61)
Contract benefits	(217)	(83)	(1)	(60)	—	—	(3)	(65)
Contract terminations	(2,157)	(2,083)	(19)	(27)	(619)	(785)	(58)	(346)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	7	8	(1)	(43)	—	(1)	3	(1)

Net increase (decrease) in net assets from contract transactions	1,520	3,953	(277)	(137)	(2,327)	(3,808)	(294)	(473)

Total increase (decrease) in net assets	16,430	12,141	(312)	(99)	(2,813)	(2,869)	(223)	(474)

Net Assets:
Beginning of period	77,485	65,344	997	1,096	15,828	18,697	890	1,364

End of period	$93,915	$77,485	$685	$997	$13,015	$15,828	$667	$890

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class		VIP – Communication Services Initial Class		VIP – Communication Services Investor Class		VIP – Hedged Equity Investor Class(C)		VIP – Emerging Markets Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$43	$48	$(30)	$(26)	$(15)	$(25)	$(14)	$—	$10	$4
Net realized gain (loss) on investments	656	12	595	630	3,293	2,204	1	—	3	(17)
Unrealized appreciation (depreciation)	(230)	(181)	417	255	2,687	2,164	8	—	186	61

Net increase (decrease) in net assets from operations	469	(121)	982	859	5,965	4,343	(5)	—	199	48

Contract Transactions:
Payments received from contract owners	34	5	—	—	194	63	—	—	—	—
Transfers between sub-accounts and the fixed account, net	(85)	(1,463)	746	(866)	4,900	(1,374)	266	—	181	(10)
Contract benefits	—	—	(369)	(107)	—	—	—	—	(2)	(36)
Contract terminations	(154)	(315)	(21)	(805)	(220)	(393)	—	—	(5)	(70)
Contract maintenance charges	—	—	(1)	(1)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	1	2	38	22	(15)	1	15	—	1	(1)

Net increase (decrease) in net assets from contract transactions	(204)	(1,771)	393	(1,757)	4,859	(1,703)	281	—	175	(117)

Total increase (decrease) in net assets	265	(1,892)	1,375	(898)	10,824	2,640	276	—	374	(69)

Net Assets:
Beginning of period	4,385	6,277	2,804	3,702	16,845	14,205	—	—	526	595

End of period	$4,650	$4,385	$4,179	$2,804	$27,669	$16,845	$276	$—	$900	$526

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Investor Class		VIP – Floating Rate High Income Initial Class		VIP – Floating Rate High Income Investor Class		VIP – Bond Index Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$358	$165	$126	$124	$2,123	$2,161	$1,209	$908
Net realized gain (loss) on investments	439	135	16	18	(70)	167	142	59
Unrealized appreciation (depreciation)	4,925	1,018	(59)	3	(667)	77	1,067	(741)

Net increase (decrease) in net assets from operations	5,722	1,318	83	145	1,386	2,405	2,418	226

Contract Transactions:
Payments received from contract owners	49	26	—	—	417	825	21	535
Transfers between sub-accounts and the fixed account, net	3,790	(1,163)	(275)	58	(3,164)	1,885	4,428	5,914
Contract benefits	—	(103)	(12)	(20)	—	(596)	(73)	(13)
Contract terminations	(574)	(101)	(26)	(7)	(1,388)	(3,455)	(1,154)	(967)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(1)	(2)	8	(64)	3	—	(40)	(13)

Net increase (decrease) in net assets from contract transactions	3,264	(1,343)	(305)	(33)	(4,132)	(1,341)	3,182	5,456

Total increase (decrease) in net assets	8,986	(25)	(222)	112	(2,746)	1,064	5,600	5,682

Net Assets:
Beginning of period	13,510	13,535	1,946	1,834	30,601	29,537	34,520	28,838

End of period	$22,496	$13,510	$1,724	$1,946	$27,855	$30,601	$40,120	$34,520

(C)	New Fund (Note 1)

See accompanying notes which are an integral part of the financial statements.

44	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:
	VIP – Total Market Index Initial Class		VIP – Extended Market Index Initial Class		VIP – International Index Initial Class		VIF – Emerging Markets Equity Portfolio – Class I

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$644	$647	$90	$95	$706	$526	$3	$65
Net realized gain (loss) on investments	5,011	2,623	181	227	1,487	544	128	(264)
Unrealized appreciation (depreciation)	4,966	7,699	712	665	4,588	(139)	1,471	632

Net increase (decrease) in net assets from operations	10,621	10,969	983	987	6,781	931	1,602	433

Contract Transactions:
Payments received from contract owners	2,011	985	345	111	342	65	1	4
Transfers between sub-accounts and the fixed account, net	3,623	10,344	18	(130)	5,713	97	(909)	(210)
Contract benefits	(12)	(12)	—	(1)	(5)	(6)	(15)	(36)
Contract terminations	(2,887)	(1,545)	(226)	(137)	(472)	(474)	(363)	(444)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(40)	6	—	—	(23)	—	(3)	(20)

Net increase (decrease) in net assets from contract transactions	2,695	9,778	137	(157)	5,555	(318)	(1,289)	(706)

Total increase (decrease) in net assets	13,316	20,747	1,120	830	12,336	613	313	(273)

Net Assets:
Beginning of period	62,836	42,089	8,538	7,708	19,017	18,404	5,526	5,799

End of period	$76,152	$62,836	$9,658	$8,538	$31,353	$19,017	$5,839	$5,526

(In thousands)	Subaccounts Investing In:
	VIF – Emerging Markets Debt Portfolio – Class I		VIF – Global Strategist Class II		Lazard – Retirement Emerging Markets Investor		Invesco – VI Global Core Equity

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$1,063	$742	$(7)	$(9)	$181	$208	$81	$57
Net realized gain (loss) on investments	(128)	(91)	182	(14)	112	(11)	558	98
Unrealized appreciation (depreciation)	138	118	420	303	2,008	255	321	735

Net increase (decrease) in net assets from operations	1,073	769	595	280	2,301	452	960	890

Contract Transactions:
Payments received from contract owners	101	209	5	4	27	1	—	201
Transfers between sub-accounts and the fixed account, net	(110)	(219)	(340)	—	998	(468)	(139)	(82)
Contract benefits	(9)	(18)	(12)	(13)	(6)	(5)	(8)	(11)
Contract terminations	(648)	(462)	(661)	(41)	(601)	(328)	(107)	(135)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	2	1	(15)	3	(2)	1	(1)	(18)

Net increase (decrease) in net assets from contract transactions	(664)	(489)	(1,023)	(47)	416	(799)	(255)	(45)

Total increase (decrease) in net asset	409	280	(428)	233	2,717	(347)	705	845

Net Assets:
Beginning of period	7,602	7,322	4,118	3,885	5,752	6,099	6,340	5,495

End of period	$8,011	$7,602	$3,690	$4,118	$8,469	$5,752	$7,045	$6,340

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:
	Allspring – VT Discovery SMID Cap Growth Class 2		Allspring – VT Opportunity Class 2		PVIT – Commodity Real Return Portfolio - Administrative		PVIT – Low Duration Portfolio - Administrative

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$(28)	$(27)	$(11)	$(11)	$160	$79	$1,040	$989
Net realized gain (loss) on investments	54	61	161	147	(34)	(397)	(6)	(306)
Unrealized appreciation (depreciation)	121	504	(66)	50	767	472	405	411

Net increase (decrease) in net assets from operations	147	538	84	186	893	154	1,439	1,094

Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—	37	48
Transfers between sub-accounts and the fixed account, net	(50)	(128)	(6)	—	3,068	(301)	6,360	(2,027)
Contract benefits	(18)	(116)	(15)	(23)	—	—	(3)	(9)
Contract terminations	(33)	(8)	(49)	(4)	(38)	(185)	(2,546)	(1,195)
Contract maintenance charges	(2)	(2)	—	—	—	—	(1)	—
Other transfers (to) from EFILI, net	(7)	7	2	(50)	—	(1)	(1)	(1)

Net increase (decrease) in net assets from contract transactions	(110)	(247)	(68)	(77)	3,030	(487)	3,846	(3,184)

Total increase (decrease) in net assets	37	291	16	109	3,923	(333)	5,285	(2,090)

Net Assets:
Beginning of period	3,462	3,171	1,436	1,327	3,812	4,145	26,493	28,583

End of period	$3,499	$3,462	$1,452	$1,436	$7,735	$3,812	$31,778	$26,493

(In thousands)	Subaccounts Investing In:
	PVIT – Real Return Portfolio - Administrative		PVIT – Total Return Portfolio - Administrative		Blackrock – Global Allocation V.I. Fund - Class 1		FTVIP – Templeton Global Bond Fund - Class 2

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$396	$321	$1,130	$1,140	$890	$279	$(7)	$(8)
Net realized gain (loss) on investments	(68)	(754)	(327)	(163)	2,436	1,750	(98)	(361)
Unrealized appreciation (depreciation)	591	684	1,589	(288)	1,627	354	681	(134)

Net increase (decrease) in net assets from operations	919	251	2,392	689	4,953	2,383	576	(503)

Contract Transactions:
Payments received from contract owners	1	3	115	71	64	34	37	7
Transfers between sub-accounts and the fixed account, net	605	(1,292)	843	(623)	(797)	(872)	351	(354)
Contract benefits	(5)	(2)	—	(26)	(1)	(1)	—	(1)
Contract terminations	(657)	(1,594)	(2,614)	(1,021)	(1,708)	(1,702)	(504)	(199)
Contract maintenance charges	—	—	—	—	—	(1)	—	—
Other transfers (to) from EFILI, net	(1)	—	1	2	—	—	1	1

Net increase (decrease) in net assets from contract transactions	(57)	(2,885)	(1,655)	(1,597)	(2,442)	(2,542)	(115)	(546)

Total increase (decrease) in net assets	862	(2,634)	737	(908)	2,511	(159)	461	(1,049)

Net Assets:
Beginning of period	12,410	15,044	29,044	29,952	27,254	27,413	3,608	4,657

End of period	$13,272	$12,410	$29,781	$29,044	$29,765	$27,254	$4,069	$3,608

See accompanying notes which are an integral part of the financial statements.

46	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:
	FTVIP – Franklin US Government Securities Fund - Class 2

	12/31/25	12/31/24
Operations:
Net investment income (loss)	$158	$123
Net realized gain (loss) on investments	(102)	(253)
Unrealized appreciation (depreciation)	219	155

Net increase (decrease) in net assets from operations	275	25

Contract Transactions:
Payments received from contract owners	2	5
Transfers between sub-accounts and the fixed account, net	(229)	(728)
Contract benefits	—	—
Contract terminations	(854)	(384)
Contract maintenance charges	—	—
Other transfers (to) from EFILI, net	2	—

Net increase (decrease) in net assets from contract transactions	(1,079)	(1,107)

Total increase (decrease) in net assets	(804)	(1,082)

Net Assets:
Beginning of period	4,566	5,648

End of period	$3,762	$4,566

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the “Account”), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (“EFILI”) on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services (“Insurance Department”). EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”) which is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Retirement Reserves, Personal Retirement Annuity, Income Advantage, Freedom Lifetime Income and Growth and Guaranteed Income variable annuity contracts. Retirement Reserves, Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Income Advantage and Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds (“Underlying Funds”) that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) (“VIP – Initial Class”)

Fidelity Variable Insurance Product Funds (Investor Class) (“VIP – Investor Class”)

Morgan Stanley Variable Insurance Funds, Inc. (Class I) (“VIF”)

Morgan Stanley Variable Insurance Funds, Inc. (Class II) (“VIF”) (“VIF – Class II”)

Allspring Variable Trust Funds (Class 2) (“Allspring”)

Lazard Retirement Series, Inc. (Investor Class) (“Lazard”)

PIMCO Variable Insurance Trust Funds (Administrative Class) (“PVIT”)

Invesco Advisers, Inc. (Series I) (“Invesco”)

Franklin Templeton Variable Insurance Products Trust Funds (Class 2) (“FTVIP”)

Blackrock Variable Series Funds (Class I) (“Blackrock”)

The VIP Freedom 2005 Initial Class and VIP Freedom Income Initial Class funds approved a Plan of Reorganization Agreement to transfer all the net assets of the VIP Freedom 2005 Initial Class fund in exchange for shares of the VIP Freedom Income Initial Class fund effective June 7, 2024. The VIP Investor Freedom 2005 Investor Class and VIP Investor Freedom Income Investor Class funds approved a Plan of Reorganization Agreement to transfer all the net assets of the VIP Investor Freedom 2005 Investor Class fund in exchange for shares of the VIP Investor Freedom Income Investor Class fund effective June 7, 2024.

During 2025, the following underlying funds were renamed:

Old Name

VIP – Asset Manager Initial Class

VIP – Asset Manager Investor Class

VIP – Asset Manager Growth Initial Class

VIP – Asset Manager Growth Investor Class

New Name

VIP – Asset Manager 50% Initial Class

VIP – Asset Manager 50% Investor Class

VIP – Asset Manager 70% Initial Class

VIP – Asset Manager 70% Investor Class

During 2025, the following underlying funds were added and commenced operations effective May 1, 2025

VIP – Hedged Equity Investor Class

As of December 31, 2025, the net assets and units of Retirement Reserve contracts that have annuitized were $24,178,000 and 232,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“the Codification”) as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

48	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees, which are the responsibility of EFILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from EFILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the “Code”).

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance’s three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

49	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2025 and 2024. The Account had no Level 3 activity during 2025 and 2024.

Operating Segments

FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) provides segment reporting guidance for public companies.

The Account operates as a funding vehicle for variable life contracts. The Account’s products constitute a single operating segment and therefore, a single reportable segment. The Account is comprised of subaccounts which invest in corresponding Funds. The Account is structured with the sole purpose to record and report the invested funds and activities and performance chosen by variable annuity contract holders. Investment performance of funds may vary based on the underlying fund’s investment objectives as specified in the fund prospectuses.

The chief operating decision maker (“CODM”) is represented by EFILI’s management which includes the Head of Operations and Business Development. The CODM oversees the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. Detailed financial information for the Account and underlying subaccounts are disclosed within these financial statements. The Account generates revenues from investment income on the invested funds and expenses from product charges for mortality and expense risk and administrative and other charges which are reported separately on the Statements of Operations. The measure of segment profit or loss is reported on the Statements of Operations as “Net increase (decrease) in net assets from operations” and the measure of segment assets is reported as “Total net assets” on the Statements of Assets and Liabilities. The accounting policies of the Accounts are consistent with those described in the Notes to the Financial Statements.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2025 are displayed in the table below.

	Retirement Reserves	Income Advantage	Personal Retirement	Freedom Lifetime Income	Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—	—	—
Annual Maintenance Charge (Maximum)	$30	—	—	—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

50	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

The contracts are distributed through Fidelity Brokerage Services LLC (“FBS”), Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, LLC. (“FIIS”), all of which are subsidiaries with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, LLC (“FIIOC”), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund’s average net assets, for the year ended December 31, 2025 were .045% to .910% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended

December 31, 2025:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market Initial Class	$18,330	$14,368
VIP - Government Money Market Investor Class	160,799	133,104
VIP - High Income Initial Class	468	693
VIP - High Income Investor Class	5,450	6,208
VIP - Equity-Income Initial Class	3,418	5,370
VIP - Equity-Income Investor Class	17,978	13,165
VIP - Growth Initial Class	11,518	12,769
VIP - Growth Investor Class	25,937	27,867
VIP - Overseas Initial Class	2,233	1,533
VIP - Overseas Investor Class	10,627	5,079
VIP - Investment Grade Bond Initial Class	843	1,713
VIP - Investment Grade Bond Investor Class	18,471	14,423
VIP - Asset Manager 50% Initial Class(B)	1,966	3,209
VIP - Asset Manager 50% Investor Class(B)	5,636	3,784
VIP - Index 500 Initial Class	52,038	86,057
VIP - Asset Manager 70% Initial Class(B)	393	635
VIP - Asset Manager 70% Investor Class(B)	5,462	1,134
VIP - Contrafund Initial Class	30,004	20,631
VIP - Contrafund Investor Class	78,945	43,044
VIP - Balanced Initial Class	1,232	3,146
VIP - Balanced Investor Class	47,116	48,536
VIP - Dynamic Capital Appreciation Initial Class	759	400
VIP - Dynamic Capital Appreciation Investor Class	5,312	3,412
VIP - Growth & Income Initial Class	3,404	1,785
VIP - Growth & Income Investor Class	10,835	7,002
VIP - Growth Opportunities Initial Class	2,147	3,999
VIP - Growth Opportunities Investor Class	15,687	16,254
VIP - Mid Cap Initial Class	3,291	4,001
VIP - Mid Cap Investor Class	11,439	14,330
VIP - Value Strategies Initial Class	301	466
VIP - Value Strategies Investor Class	2,551	4,892
VIP - Utilities Initial Class	637	1,057
VIP - Utilities Investor Class	9,820	8,719
VIP - Technology Initial Class	6,365	8,725
VIP - Technology Investor Class	40,186	33,935
VIP - Energy Initial Class	646	1,530
VIP - Energy Investor Class	3,135	5,942
VIP - Health Care Initial Class	1,002	2,064
VIP - Health Care Investor Class	8,004	13,713
VIP - Financials Initial Class	688	989
VIP - Financials Investor Class	10,116	9,120
VIP - Industrials Initial Class	915	850
VIP - Industrials Investor Class	9,336	4,141
VIP - Consumer Discretionary Initial Class	383	575
VIP - Consumer Discretionary Investor Class	5,591	4,974
VIP - Real Estate Initial Class	220	556

(B) Fund Name Change (Note 1)	51	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales—(Continued)

	Purchases (000s)	Sales (000s)
VIP - Real Estate Investor Class	$1,260	$5,067
VIP - Strategic Income Initial Class	595	517
VIP - Strategic Income Investor Class	10,723	6,790
VIP - International Capital Appreciation Initial Class	429	331
VIP - International Capital Appreciation Investor Class	9,961	7,692
VIP - Value Initial Class	210	1,046
VIP - Value Investor Class	4,329	4,386
VIP - Freedom Income Initial Class	102	193
VIP - Freedom Income Investor Class	363	1,255
VIP - Freedom 2010 Initial Class	93	83
VIP - Investor Freedom 2010 Investor Class	313	284
VIP - Freedom 2015 Initial Class	123	236
VIP - Investor Freedom 2015 Investor Class	655	1,287
VIP - Freedom 2020 Initial Class	134	77
VIP - Investor Freedom 2020 Investor Class	2,922	4,415
VIP - Freedom 2025 Initial Class	159	1,162
VIP - Investor Freedom 2025 Investor Class	2,148	2,060
VIP - Freedom 2030 Initial Class	176	396
VIP - Investor Freedom 2030 Investor Class	3,325	2,723
VIP - Freedom 2035 Initial Class	33	20
VIP - Investor Freedom 2035 Investor Class	726	549
VIP - Freedom 2040 Initial Class	568	22
VIP - Investor Freedom 2040 Investor Class	1,151	344
VIP - Freedom 2045 Initial Class	52	18
VIP - Investor Freedom 2045 Investor Class	107	129
VIP - Freedom 2050 Initial Class	20	18
VIP - Investor Freedom 2050 Investor Class	236	192
VIP - Freedom Lifetime Income I	46	110
VIP - Freedom Lifetime Income II	73	94
VIP - Freedom Lifetime Income III	186	179
VIP - Disciplined Small Cap Initial Class	485	637
VIP - Disciplined Small Cap Investor Class	6,577	10,217
VIP - FundsManager 20% Investor Class	2,749	6,586
VIP - FundsManager 30% Investor Class	397	5
VIP - FundsManager 40% Investor Class	1,720	239
VIP - FundsManager 50% Investor Class	6,654	21,684
VIP - FundsManager 60% Investor Class	15,334	24,429
VIP - FundsManager 70% Investor Class	21,332	18,883
VIP - FundsManager 85% Investor Class	14,077	9,998
VIP - Consumer Staples Initial Class	97	312
VIP - Consumer Staples Investor Class	2,083	3,283
VIP - Materials Initial Class	251	399
VIP - Materials Investor Class	1,572	1,028
VIP - Communication Services Initial Class	1,569	931
VIP - Communication Services Investor Class	11,337	4,858
VIP - Hedged Equity Investor Class(C)	388	122
VIP - Emerging Markets Initial Class	895	705
VIP - Emerging Markets Investor Class	7,482	3,718
VIP - Floating Rate High Income Initial Class	732	912
VIP - Floating Rate High Income Investor Class	12,365	14,376
VIP - Bond Index Initial Class	11,625	7,189
VIP - Total Market Index Initial Class	20,585	17,196
VIP - Extended Market Index Initial Class	1,941	1,715
VIP - International Index Initial Class	12,964	6,677
VIF - Emerging Markets Equity Portfolio - Class I	3,121	4,234
VIF - Emerging Markets Debt Portfolio - Class I	1,611	1,213
VIF - Global Strategist - Class II	299	1,194
Lazard - Retirement Emerging Markets Portfolio - Investor	3,554	2,958

(C) New Fund (Note 1)	52	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales—(Continued)

	Purchases (000s)	Sales (000s)
Invesco - VI Global Core Equity Series I	$843	$554
Allspring - VT Discovery SMID Cap Growth Class 2	28	142
Allspring - VT Opportunity Class 2	159	82
PVIT - Commodity Real Return Portfolio - Administrative	5,035	1,846
PVIT - Low Duration Portfolio - Administrative	10,204	5,318
PVIT - Real Return Portfolio - Administrative	2,781	2,442
PVIT - Total Return Portfolio - Administrative	3,994	4,519
Blackrock - Global Allocation V.I. Fund - Class I	5,260	4,559
FTVIP - Templeton Global Bond Fund - Class 2	2,199	2,321
FTVIP - Franklin U.S. Government Securities Fund - Class 2	1,544	2,466

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2025:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share
VIP - Government Money Market Initial Class	26,166	$26,166	$1.00
VIP - Government Money Market Investor Class	258,306	258,306	1.00
VIP - High Income Initial Class	739	9,120	4.88
VIP - High Income Investor Class	5,698	33,968	4.84
VIP - Equity-Income Initial Class	1,481	39,192	29.43
VIP - Equity-Income Investor Class	2,529	68,412	29.14
VIP - Growth Initial Class	885	79,880	97.72
VIP - Growth Investor Class	1,092	111,013	96.48
VIP - Overseas Initial Class	294	7,952	27.52
VIP - Overseas Investor Class	1,030	28,447	27.39
VIP - Investment Grade Bond Initial Class	783	10,745	11.36
VIP - Investment Grade Bond Investor Class	5,996	78,955	11.30
VIP - Asset Manager 50% Initial Class	1,105	19,146	17.62
VIP - Asset Manager 50% Investor Class	1,494	25,362	17.44
VIP - Index 500 Initial Class	909	374,314	660.13
VIP - Asset Manager 70% Initial Class	247	4,896	25.87
VIP - Asset Manager 70% Investor Class	715	16,087	25.62
VIP - Contrafund Initial Class	3,037	135,909	59.89
VIP - Contrafund Investor Class	5,683	290,380	59.15
VIP - Balanced Initial Class	492	10,699	26.51
VIP - Balanced Investor Class	13,329	291,297	26.16
VIP - Dynamic Capital Appreciation Initial Class	202	3,446	19.68
VIP - Dynamic Capital Appreciation Investor Class	1,017	17,757	19.58
VIP - Growth & Income Initial Class	655	16,656	33.35
VIP - Growth & Income Investor Class	1,385	39,025	33.09
VIP - Growth Opportunities Initial Class	260	18,015	99.69
VIP - Growth Opportunities Investor Class	1,290	98,998	98.43
VIP - Mid Cap Initial Class	644	24,551	37.51
VIP - Mid Cap Investor Class	1,613	63,377	37.05
VIP - Value Strategies Initial Class	250	4,227	15.93
VIP - Value Strategies Investor Class	1,035	17,301	15.74
VIP - Utilities Initial Class	87	2,083	26.01
VIP - Utilities Investor Class	938	22,576	25.77
VIP - Technology Initial Class	1,098	35,489	47.54
VIP - Technology Investor Class	4,697	158,131	46.43
VIP - Energy Initial Class	85	2,515	27.28
VIP - Energy Investor Class	431	12,021	27.22
VIP - Health Care Initial Class	252	8,943	38.31
VIP - Health Care Investor Class	1,272	46,672	37.76
VIP - Financials Initial Class	65	1,209	20.50
VIP - Financials Investor Class	1,313	23,601	20.35

(B) Fund Name Change (Note 1)	53	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value—(Continued)

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share
VIP - Industrials Initial Class	104	$2,590	$30.53
VIP - Industrials Investor Class	1,085	27,110	30.12
VIP - Consumer Discretionary Initial Class	48	1,725	39.61
VIP - Consumer Discretionary Investor Class	593	21,051	39.31
VIP - Real Estate Initial Class	98	2,446	17.84
VIP - Real Estate Investor Class	656	14,623	17.69
VIP - Strategic Income Initial Class	339	4,015	11.23
VIP - Strategic Income Investor Class	5,206	61,321	11.18
VIP - International Capital Appreciation Initial Class	85	1,826	26.63
VIP - International Capital Appreciation Investor Class	1,636	37,013	26.36
VIP - Value Initial Class	67	1,312	19.28
VIP - Value Investor Class	1,364	26,043	19.22
VIP - Freedom Income Initial Class	111	1,283	11.69
VIP - Freedom Income Investor Class	366	4,404	11.53
VIP - Freedom 2010 Initial Class	31	423	12.15
VIP - Investor Freedom 2010 Investor Class	368	4,581	12.82
VIP - Freedom 2015 Initial Class	64	844	11.98
VIP - Investor Freedom 2015 Investor Class	683	8,978	12.78
VIP - Freedom 2020 Initial Class	88	1,272	13.26
VIP - Investor Freedom 2020 Investor Class	1,038	14,263	13.40
VIP - Freedom 2025 Initial Class	51	845	17.25
VIP - Investor Freedom 2025 Investor Class	1,014	15,467	15.33
VIP - Freedom 2030 Initial Class	72	1,162	17.68
VIP - Investor Freedom 2030 Investor Class	1,547	23,216	16.46
VIP - Freedom 2035 Initial Class	2	54	30.16
VIP - Investor Freedom 2035 Investor Class	73	892	12.39
VIP - Freedom 2040 Initial Class	20	547	29.78
VIP - Investor Freedom 2040 Investor Class	145	1,719	12.95
VIP - Freedom 2045 Initial Class	2	65	30.68
VIP - Investor Freedom 2045 Investor Class	2	22	13.18
VIP - Freedom 2050 Initial Class	–	1	27.68
VIP - Investor Freedom 2050 Investor Class	24	293	13.24
VIP - Freedom Lifetime Income I	85	983	10.89
VIP - Freedom Lifetime Income II	71	872	12.44
VIP - Freedom Lifetime Income III	175	2,228	13.93
VIP - Disciplined Small Cap Initial Class	72	1,392	20.19
VIP - Disciplined Small Cap Investor Class	1,506	28,208	20.05
VIP - FundsManager 20% Investor Class	4,461	52,216	11.20
VIP - FundsManager 30% Investor Class	76	840	11.38
VIP - FundsManager 40% Investor Class	194	2,182	11.87
VIP - FundsManager 50% Investor Class	10,042	130,399	13.39
VIP - FundsManager 60% Investor Class	15,051	173,328	11.74
VIP - FundsManager 70% Investor Class	12,771	170,978	15.12
VIP - FundsManager 85% Investor Class	6,005	80,556	15.64
VIP - Consumer Staples Initial Class	39	802	17.43
VIP - Consumer Staples Investor Class	751	15,011	17.32
VIP - Materials Initial Class	43	783	15.38
VIP - Materials Investor Class	303	5,348	15.35
VIP - Communication Services Initial Class	144	3,174	29.00
VIP - Communication Services Investor Class	967	21,860	28.61
VIP - Hedged Equity Investor Class(C)	25	268	11.15
VIP - Emerging Markets Initial Class	57	897	15.83
VIP - Emerging Markets Investor Class	1,431	21,188	15.72
VIP - Floating Rate High Income Initial Class	178	1,793	9.65
VIP - Floating Rate High Income Investor Class	2,883	29,216	9.66
VIP - Bond Index Initial Class	4,082	43,322	9.84
VIP - Total Market Index Initial Class	3,119	60,109	24.43
VIP - Extended Market Index Initial Class	606	8,722	15.94
VIP - International Index Initial Class	2,233	26,903	14.05

(C) New Fund (Note 1)	54	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value—(Continued)

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share
VIF - Emerging Markets Equity Portfolio - Class I	333	$6,974	$17.57
VIF - Emerging Markets Debt Portfolio - Class I	1,481	12,641	5.41
VIF - Global Strategist - Class II	353	4,271	10.44
Lazard - Retirement Emerging Markets Portfolio - Investor	287	7,642	29.51
Invesco - VI Global Core Equity Series I	599	6,493	11.79
Allspring - VT Discovery SMID Cap Growth Class 2	138	4,158	25.29
Allspring - VT Opportunity Class 2	58	1,611	25.70
PVIT - Commodity Real Return Portfolio - Administrative	1,230	10,522	6.29
PVIT - Low Duration Portfolio - Administrative	3,249	34,227	9.78
PVIT - Real Return Portfolio - Administrative	1,105	15,898	12.01
PVIT - Total Return Portfolio - Administrative	3,151	36,384	9.45
Blackrock - Global Allocation V.I. Fund - Class I	1,703	31,206	17.48
FTVIP - Templeton Global Bond Fund - Class 2	309	6,125	13.17
FTVIP - Franklin U.S. Government Securities Fund - Class 2	358	4,664	10.50

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2025 and 2024 were as follows:

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Government Money Market Initial Class
Units Issued	906	467	—	—	—	—	—	—
Units Redeemed	(767)	(536)	(2)	(2)	—	—	—	—

Net Increase (Decrease)	139	(69)	(2)	(2)	—	—	—	—

VIP - Government Money Market Investor Class
Units Issued	—	—	—	—	21,147	205	—	—
Units Redeemed	—	—	—	—	(19,669)	(198)	—	—

Net Increase (Decrease)	—	—	—	—	1,478	7	—	—

VIP - High Income Initial Class
Units Issued	4	3	—	—	—	—	—	—
Units Redeemed	(9)	(11)	(1)	(1)	—	—	—	—

Net Increase (Decrease)	(5)	(8)	(1)	(1)	—	—	—	—

VIP - High Income Investor Class
Units Issued	—	—	—	—	170	17,828	—	—
Units Redeemed	—	—	—	—	(278)	(19,119)	—	—

Net Increase (Decrease)	—	—	—	—	(108)	(1,291)	—	—

VIP - Equity-Income Initial Class
Units Issued	2	2	—	—	—	—	—	—
Units Redeemed	(21)	(21)	(2)	(2)	—	—	—	—

Net Increase (Decrease)	(19)	(19)	(2)	(2)	—	—	—	—

VIP - Equity-Income Investor Class
Units Issued	—	—	—	—	298	250	—	—
Units Redeemed	—	—	—	—	(307)	(300)	—	—

Net Increase (Decrease)	—	—	—	—	(9)	(50)	—	—

VIP - Growth Initial Class
Units Issued	3	5	—	—	—	—	—	—
Units Redeemed	(26)	(20)	(1)	—	—	—	—	—

Net Increase (Decrease)	(23)	(15)	(1)	—	—	—	—	—

VIP - Growth Investor Class
Units Issued	—	—	—	—	134	322	—	—
Units Redeemed	—	—	—	—	(285)	(221)	—	—

Net Increase (Decrease)	—	—	—	—	(151)	101	—	—

VIP - Overseas Initial Class
Units Issued	19	—	—	—	—	—	—	—
Units Redeemed	(19)	(9)	(1)	(1)	—	—	—	—

Net Increase (Decrease)	—	(9)	(1)	(1)	—	—	—	—

55	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Overseas Investor Class
Units Issued	—	—	—	—	286	122	—	—
Units Redeemed	—	—	—	—	(190)	(221)	—	—

Net Increase (Decrease)	—	—	—	—	96	(99)	—	—

VIP - Investment Grade Bond Initial Class
Units Issued	11	17	—	—	—	—	—	—
Units Redeemed	(30)	(34)	(5)	(4)	—	—	—	—

Net Increase (Decrease)	(19)	(17)	(5)	(4)	—	—	—	—

VIP - Investment Grade Bond Investor Class
Units Issued	—	—	—	—	1,117	840	—	—
Units Redeemed	—	—	—	—	(927)	(664)	—	—

Net Increase (Decrease)	—	—	—	—	190	176	—	—

VIP - Asset Manager 50% Initial Class(B)
Units Issued	8	—	—	—	—	—	—	—
Units Redeemed	(34)	(24)	(1)	(2)	—	—	—	—

Net Increase (Decrease)	(26)	(24)	(1)	(2)	—	—	—	—

VIP - Asset Manager 50% Investor Class(B)
Units Issued	—	—	—	—	137	39	—	—
Units Redeemed	—	—	—	—	(125)	(103)	—	—

Net Increase (Decrease)	—	—	—	—	12	(64)	—	—

VIP - Index 500 Initial Class
Units Issued	11	14	—	—	787	1,094	—	—
Units Redeemed	(48)	(36)	(4)	(3)	(1,251)	(962)	—	—

Net Increase (Decrease)	(37)	(22)	(4)	(3)	(464)	132	—	—

VIP - Asset Manager 70% Initial Class(B)
Units Issued	1	3	—	—	—	—	—	—
Units Redeemed	(8)	(7)	—	(1)	—	—	—	—

Net Increase (Decrease)	(7)	(4)	—	(1)	—	—	—	—

VIP - Asset Manager 70% Investor Class(B)
Units Issued	—	—	—	—	127	59	—	—
Units Redeemed	—	—	—	—	(31)	(50)	—	—

Net Increase (Decrease)	—	—	—	—	96	9	—	—

VIP - Contrafund Initial Class
Units Issued	12	10	—	1	—	—	—	—
Units Redeemed	(72)	(62)	(4)	(6)	—	—	—	—

Net Increase (Decrease)	(60)	(52)	(4)	(5)	—	—	—	—

VIP - Contrafund Investor Class
Units Issued	—	—	—	—	460	747	—	—
Units Redeemed	—	—	—	—	(651)	(738)	—	—

Net Increase (Decrease)	—	—	—	—	(191)	9	—	—

VIP - Balanced Initial Class
Units Issued	4	14	—	—	—	—	—	—
Units Redeemed	(40)	(40)	(6)	(5)	—	—	—	—

Net Increase (Decrease)	(36)	(26)	(6)	(5)	—	—	—	—

VIP - Balanced Investor Class
Units Issued	—	—	—	—	622	696	—	—
Units Redeemed	—	—	—	—	(936)	(907)	—	—

Net Increase (Decrease)	—	—	—	—	(314)	(211)	—	—

VIP - Dynamic Capital Appreciation Initial Class
Units Issued	1	15	—	1	—	—	—	—
Units Redeemed	(4)	(3)	—	(1)	—	—	—	—

Net Increase (Decrease)	(3)	12	—	—	—	—	—	—

VIP - Dynamic Capital Appreciation Investor Class
Units Issued	—	—	—	—	24	33	—	—
Units Redeemed	—	—	—	—	(43)	(42)	—	—

Net Increase (Decrease)	—	—	—	—	(19)	(9)	—	—

VIP - Growth & Income Initial Class
Units Issued	12	3	1	—	—	—	—	—
Units Redeemed	(16)	(17)	(2)	(3)	—	—	—	—

Net Increase (Decrease)	(4)	(14)	(1)	(3)	—	—	—	—

(B) Fund Name Change (Note 1)	56	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Growth & Income Investor Class
Units Issued	—	—	—	—	112	73	—	—
Units Redeemed	—	—	—	—	(125)	(109)	—	—

Net Increase (Decrease)	—	—	—	—	(13)	(36)	—	—

VIP - Growth Opportunities Initial Class
Units Issued	17	8	—	3	—	—	—	—
Units Redeemed	(32)	(26)	(3)	(3)	—	—	—	—

Net Increase (Decrease)	(15)	(18)	(3)	—	—	—	—	—

VIP - Growth Opportunities Investor Class
Units Issued	—	—	—	—	126	205	—	—
Units Redeemed	—	—	—	—	(149)	(234)	—	—

Net Increase (Decrease)	—	—	—	—	(23)	(29)	—	—

VIP - Mid Cap Initial Class
Units Issued	7	8	—	—	—	—	—	—
Units Redeemed	(41)	(40)	(5)	(5)	—	—	—	—

Net Increase (Decrease)	(34)	(32)	(5)	(5)	—	—	—	—

VIP - Mid Cap Investor Class
Units Issued	—	—	—	—	127	216	—	—
Units Redeemed	—	—	—	—	(340)	(266)	—	—

Net Increase (Decrease)	—	—	—	—	(213)	(50)	—	—

VIP - Value Strategies Initial Class
Units Issued	2	2	—	—	—	—	—	—
Units Redeemed	(7)	(32)	(1)	(1)	—	—	—	—

Net Increase (Decrease)	(5)	(30)	(1)	(1)	—	—	—	—

VIP - Value Strategies Investor Class
Units Issued	—	—	—	—	35	59	—	—
Units Redeemed	—	—	—	—	(101)	(116)	—	—

Net Increase (Decrease)	—	—	—	—	(66)	(57)	—	—

VIP - Utilities Initial Class
Units Issued	10	13	—	1	—	—	—	—
Units Redeemed	(19)	(7)	—	(1)	—	—	—	—

Net Increase (Decrease)	(9)	6	—	—	—	—	—	—

VIP - Utilities Investor Class
Units Issued	—	—	—	—	173	151	—	—
Units Redeemed	—	—	—	—	(171)	(104)	—	—

Net Increase (Decrease)	—	—	—	—	2	47	—	—

VIP - Technology Initial Class
Units Issued	21	34	—	1	—	—	—	—
Units Redeemed	(55)	(67)	(5)	(3)	—	—	—	—

Net Increase (Decrease)	(34)	(33)	(5)	(2)	—	—	—	—

VIP - Technology Investor Class
Units Issued	—	—	—	—	201	268	—	—
Units Redeemed	—	—	—	—	(246)	(284)	—	—

Net Increase (Decrease)	—	—	—	—	(45)	(16)	—	—

VIP - Energy Initial Class
Units Issued	16	15	—	—	—	—	—	—
Units Redeemed	(40)	(42)	(1)	(2)	—	—	—	—

Net Increase (Decrease)	(24)	(27)	(1)	(2)	—	—	—	—

VIP - Energy Investor Class
Units Issued	—	—	—	—	136	236	—	—
Units Redeemed	—	—	—	—	(262)	(513)	—	—

Net Increase (Decrease)	—	—	—	—	(126)	(277)	—	—

57	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Health Care Initial Class
Units Issued	4	4	—	—	—	—	—	—
Units Redeemed	(25)	(32)	(2)	(2)	—	—	—	—

Net Increase (Decrease)	(21)	(28)	(2)	(2)	—	—	—	—

VIP - Health Care Investor Class
Units Issued	—	—	—	—	77	85	—	—
Units Redeemed	—	—	—	—	(216)	(177)	—	—

Net Increase (Decrease)	—	—	—	—	(139)	(92)	—	—

VIP - Financials Initial Class
Units Issued	19	20	—	3	—	—	—	—
Units Redeemed	(28)	(19)	—	(2)	—	—	—	—

Net Increase (Decrease)	(9)	1	—	1	—	—	—	—

VIP - Financials Investor Class
Units Issued	—	—	—	—	195	237	—	—
Units Redeemed	—	—	—	—	(220)	(241)	—	—

Net Increase (Decrease)	—	—	—	—	(25)	(4)	—	—

VIP - Industrials Initial Class
Units Issued	8	9	—	—	—	—	—	—
Units Redeemed	(9)	(8)	—	—	—	—	—	—

Net Increase (Decrease)	(1)	1	—	—	—	—	—	—

VIP - Industrials Investor Class
Units Issued	—	—	—	—	135	151	—	—
Units Redeemed	—	—	—	—	(64)	(124)	—	—

Net Increase (Decrease)	—	—	—	—	71	27	—	—

VIP - Consumer Discretionary Initial Class
Units Issued	3	4	—	1	—	—	—	—
Units Redeemed	(8)	(9)	—	(2)	—	—	—	—

Net Increase (Decrease)	(5)	(5)	—	(1)	—	—	—	—

VIP - Consumer Discretionary Investor Class
Units Issued	—	—	—	—	48	37	—	—
Units Redeemed	—	—	—	—	(75)	(112)	—	—

Net Increase (Decrease)	—	—	—	—	(27)	(75)	—	—

VIP - Real Estate Initial Class
Units Issued	4	3	—	1	—	—	—	—
Units Redeemed	(12)	(17)	—	(1)	—	—	—	—

Net Increase (Decrease)	(8)	(14)	—	—	—	—	—	—

VIP - Real Estate Investor Class
Units Issued	—	—	—	—	46	56	—	—
Units Redeemed	—	—	—	—	(194)	(72)	—	—

Net Increase (Decrease)	—	—	—	—	(148)	(16)	—	—

VIP - Strategic Income Initial Class
Units Issued	21	4	—	1	—	—	—	—
Units Redeemed	(19)	(23)	(4)	(3)	—	—	—	—

Net Increase (Decrease)	2	(19)	(4)	(2)	—	—	—	—

VIP - Strategic Income Investor Class
Units Issued	—	—	—	—	477	424	—	—
Units Redeemed	—	—	—	—	(337)	(408)	—	—

Net Increase (Decrease)	—	—	—	—	140	16	—	—

VIP - International Capital Appreciation Initial Class
Units Issued	12	—	—	—	—	—	—	—
Units Redeemed	(9)	(4)	—	—	—	—	—	—

Net Increase (Decrease)	3	(4)	—	—	—	—	—	—

58	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - International Capital Appreciation Investor Class
Units Issued	—	—	—	—	261	121	—	—
Units Redeemed	—	—	—	—	(219)	(169)	—	—

Net Increase (Decrease)	—	—	—	—	42	(48)	—	—

VIP - Value Initial Class
Units Issued	3	6	—	—	—	—	—	—
Units Redeemed	(25)	(12)	(1)	(1)	—	—	—	—

Net Increase (Decrease)	(22)	(6)	(1)	(1)	—	—	—	—

VIP - Value Investor Class
Units Issued	—	—	—	—	43	102	—	—
Units Redeemed	—	—	—	—	(92)	(194)	—	—

Net Increase (Decrease)	—	—	—	—	(49)	(92)	—	—

VIP - Freedom Income Initial Class(A)
Units Issued	3	32	—	—	—	—	—	—
Units Redeemed	(9)	(5)	—	—	—	—	—	—

Net Increase (Decrease)	(6)	27	—	—	—	—	—	—

VIP - Freedom Income Investor Class(A)
Units Issued	—	—	—	—	10	111	—	—
Units Redeemed	—	—	—	—	(59)	(14)	—	—

Net Increase (Decrease)	—	—	—	—	(49)	97	—	—

VIP - Freedom 2005 Initial Class(A)
Units Issued	—	—	—	—	—	—	—	—
Units Redeemed	—	(28)	—	—	—	—	—	—

Net Increase (Decrease)	—	(28)	—	—	—	—	—	—

VIP - Investor Freedom 2005 Investor Class(A)
Units Issued	—	—	—	—	—	1	—	—
Units Redeemed	—	—	—	—	—	(96)	—	—

Net Increase (Decrease)	—	—	—	—	—	(95)	—	—

VIP - Freedom 2010 Initial Class
Units Issued	3	2	—	—	—	—	—	—
Units Redeemed	(3)	(20)	—	—	—	—	—	—

Net Increase (Decrease)	—	(18)	—	—	—	—	—	—

VIP - Investor Freedom 2010 Investor Class
Units Issued	—	—	—	—	7	—	—	—
Units Redeemed	—	—	—	—	(10)	(1)	—	—

Net Increase (Decrease)	—	—	—	—	(3)	(1)	—	—

VIP - Freedom 2015 Initial Class
Units Issued	2	—	—	—	—	—	—	—
Units Redeemed	(8)	(9)	—	—	—	—	—	—

Net Increase (Decrease)	(6)	(9)	—	—	—	—	—	—

VIP - Investor Freedom 2015 Investor Class
Units Issued	—	—	—	—	4	15	—	—
Units Redeemed	—	—	—	—	(46)	(58)	—	—

Net Increase (Decrease)	—	—	—	—	(42)	(43)	—	—

VIP - Freedom 2020 Initial Class
Units Issued	1	—	—	—	—	—	—	—
Units Redeemed	(2)	(13)	—	—	—	—	—	—

Net Increase (Decrease)	(1)	(13)	—	—	—	—	—	—

VIP - Investor Freedom 2020 Investor Class
Units Issued	—	—	—	—	58	13	—	—
Units Redeemed	—	—	—	—	(140)	(60)	—	—

Net Increase (Decrease)	—	—	—	—	(82)	(47)	—	—

(A) Fund Merged (Note 1)	59	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Freedom 2025 Initial Class
Units Issued	2	1	—	—	—	—	—	—
Units Redeemed	(35)	(12)	—	—	—	—	—	—

Net Increase (Decrease)	(33)	(11)	—	—	—	—	—	—

VIP - Investor Freedom 2025 Investor Class
Units Issued	—	—	—	—	24	21	—	—
Units Redeemed	—	—	—	—	(57)	(129)	—	—

Net Increase (Decrease)	—	—	—	—	(33)	(108)	—	—

VIP - Freedom 2030 Initial Class
Units Issued	2	1	—	—	—	—	—	—
Units Redeemed	(11)	(8)	—	—	—	—	—	—

Net Increase (Decrease)	(9)	(7)	—	—	—	—	—	—

VIP - Investor Freedom 2030 Investor Class
Units Issued	—	—	—	—	47	68	—	—
Units Redeemed	—	—	—	—	(73)	(152)	—	—

Net Increase (Decrease)	—	—	—	—	(26)	(84)	—	—

VIP - Freedom 2035 Initial Class
Units Issued	2	5	—	—	—	—	—	—
Units Redeemed	(2)	(2)	—	—	—	—	—	—

Net Increase (Decrease)	—	3	—	—	—	—	—	—

VIP - Investor Freedom 2035 Investor Class
Units Issued	—	—	—	—	49	80	—	—
Units Redeemed	—	—	—	—	(45)	(51)	—	—

Net Increase (Decrease)	—	—	—	—	4	29	—	—

VIP - Freedom 2040 Initial Class
Units Issued	42	1	—	—	—	—	—	—
Units Redeemed	(1)	(1)	—	—	—	—	—	—

Net Increase (Decrease)	41	—	—	—	—	—	—	—

VIP - Investor Freedom 2040 Investor Class
Units Issued	—	—	—	—	77	16	—	—
Units Redeemed	—	—	—	—	(26)	—	—	—

Net Increase (Decrease)	—	—	—	—	51	16	—	—

VIP - Freedom 2045 Initial Class
Units Issued	4	3	—	—	—	—	—	—
Units Redeemed	(2)	(2)	—	—	—	—	—	—

Net Increase (Decrease)	2	1	—	—	—	—	—	—

VIP - Investor Freedom 2045 Investor Class
Units Issued	—	—	—	—	—	2	—	—
Units Redeemed	—	—	—	—	(1)	—	—	—

Net Increase (Decrease)	—	—	—	—	(1)	2	—	—

VIP - Freedom 2050 Initial Class
Units Issued	1	2	—	—	—	—	—	—
Units Redeemed	(1)	(2)	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—	—	—

VIP - Investor Freedom 2050 Investor Class
Units Issued	—	—	—	—	8	18	—	—
Units Redeemed	—	—	—	—	(5)	—	—	—

Net Increase (Decrease)	—	—	—	—	3	18	—	—

VIP - Freedom Lifetime Income I
Units Issued	—	—	—	—	—	—	1	—
Units Redeemed	—	—	—	—	—	—	(5)	(11)

Net Increase (Decrease)	—	—	—	—	—	—	(4)	(11)

60	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Freedom Lifetime Income II
Units Issued	—	—	—	—	—	—	1	1
Units Redeemed	—	—	—	—	—	—	(4)	(4)

Net Increase (Decrease)	—	—	—	—	—	—	(3)	(3)

VIP - Freedom Lifetime Income III
Units Issued	—	—	—	—	—	—	—	1
Units Redeemed	—	—	—	—	—	—	(5)	(5)

Net Increase (Decrease)	—	—	—	—	—	—	(5)	(4)

VIP - Disciplined Small Cap Initial Class
Units Issued	11	27	—	1	—	—	—	—
Units Redeemed	(20)	(32)	—	(3)	—	—	—	—

Net Increase (Decrease)	(9)	(5)	—	(2)	—	—	—	—

VIP - Disciplined Small Cap Investor Class
Units Issued	—	—	—	—	104	227	—	—
Units Redeemed	—	—	—	—	(243)	(245)	—	—

Net Increase (Decrease)	—	—	—	—	(139)	(18)	—	—

VIP - FundsManager 20% Investor Class
Units Issued	—	1	1	1	50	335	—	—
Units Redeemed	(13)	(14)	(2)	(3)	(321)	(477)	(2)	(2)

Net Increase (Decrease)	(13)	(13)	(1)	(2)	(271)	(142)	(2)	(2)

VIP - FundsManager 30% Investor Class
Units Issued	9	—	—	—	22	40	—	—
Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	9	—	—	—	22	40	—	—

VIP - FundsManager 40% Investor Class
Units Issued	16	—	—	—	137	1	—	—
Units Redeemed	(4)	(43)	—	—	(31)	(1)	—	—

Net Increase (Decrease)	12	(43)	—	—	106	—	—	—

VIP - FundsManager 50% Investor Class
Units Issued	1	1	2	—	124	221	—	1
Units Redeemed	(54)	(72)	(11)	(22)	(725)	(934)	(22)	(13)

Net Increase (Decrease)	(53)	(71)	(9)	(22)	(601)	(713)	(22)	(12)

VIP - FundsManager 60% Investor Class
Units Issued	—	21	1	1	371	299	10	4
Units Redeemed	(8)	(21)	(4)	(4)	(573)	(854)	(32)	(23)

Net Increase (Decrease)	(8)	—	(3)	(3)	(202)	(555)	(22)	(19)

VIP - FundsManager 70% Investor Class
Units Issued	—	2	—	—	492	755	8	—
Units Redeemed	(39)	(19)	(6)	(17)	(535)	(655)	(4)	(3)

Net Increase (Decrease)	(39)	(17)	(6)	(17)	(43)	100	4	(3)

VIP - FundsManager 85% Investor Class
Units Issued	—	2	—	—	300	261	—	—
Units Redeemed	(15)	(7)	(2)	(2)	(236)	(135)	—	—

Net Increase (Decrease)	(15)	(5)	(2)	(2)	64	126	—	—

VIP - Consumer Staples Initial Class
Units Issued	1	11	—	—	—	—	—	—
Units Redeemed	(9)	(13)	—	(1)	—	—	—	—

Net Increase (Decrease)	(8)	(2)	—	(1)	—	—	—	—

VIP - Consumer Staples Investor Class
Units Issued	—	—	—	—	30	47	—	—
Units Redeemed	—	—	—	—	(90)	(143)	—	—

Net Increase (Decrease)	—	—	—	—	(60)	(96)	—	—

VIP - Materials Initial Class
Units Issued	3	2	—	—	—	—	—	—
Units Redeemed	(14)	(17)	—	—	—	—	—	—

Net Increase (Decrease)	(11)	(15)	—	—	—	—	—	—

61	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Materials Investor Class
Units Issued	—	—	—	—	26	36	—	—
Units Redeemed	—	—	—	—	(31)	(91)	—	—

Net Increase (Decrease)	—	—	—	—	(5)	(55)	—	—

VIP - Communication Services Initial Class
Units Issued	28	24	1	3	—	—	—	—
Units Redeemed	(18)	(71)	(3)	(11)	—	—	—	—

Net Increase (Decrease)	10	(47)	(2)	(8)	—	—	—	—

VIP - Communication Services Investor Class
Units Issued	—	—	—	—	171	126	—	—
Units Redeemed	—	—	—	—	(100)	(171)	—	—

Net Increase (Decrease)	—	—	—	—	71	(45)	—	—

VIP - Hedged Equity Investor Class(C)
Units Issued	—		—		24		—
Units Redeemed	—		—		—		—

Net Increase (Decrease)	—		—		24		—

VIP - Emerging Markets Initial Class
Units Issued	62	9	—	3	—	—	—	—
Units Redeemed	(53)	(17)	—	(3)	—	—	—	—

Net Increase (Decrease)	9	(8)	—	—	—	—	—	—

VIP - Emerging Markets Investor Class
Units Issued	—	—	—	—	324	70	—	—
Units Redeemed	—	—	—	—	(193)	(140)	—	—

Net Increase (Decrease)	—	—	—	—	131	(70)	—	—

VIP - Floating Rate High Income Initial Class
Units Issued	39	22	—	—	—	—	—	—
Units Redeemed	(59)	(18)	(1)	(6)	—	—	—	—

Net Increase (Decrease)	(20)	4	(1)	(6)	—	—	—	—

VIP - Floating Rate High Income Investor Class
Units Issued	—	—	—	—	676	728	—	—
Units Redeemed	—	—	—	—	(940)	(812)	—	—

Net Increase (Decrease)	—	—	—	—	(264)	(84)	—	—

VIP - Bond Index Initial Class
Units Issued	81	46	1	—	930	1,289	—	—
Units Redeemed	(29)	(7)	(1)	(2)	(690)	(823)	—	—

Net Increase (Decrease)	52	39	—	(2)	240	466	—	—

VIP - Total Market Index Initial Class
Units Issued	5	24	1	—	918	987	—	—
Units Redeemed	(35)	(28)	(1)	(3)	(784)	(494)	—	—

Net Increase (Decrease)	(30)	(4)	—	(3)	134	493	—	—

VIP - Extended Market Index Initial Class
Units Issued	7	6	—	—	107	125	—	—
Units Redeemed	(11)	(8)	—	—	(99)	(131)	—	—

Net Increase (Decrease)	(4)	(2)	—	—	8	(6)	—	—

VIP - International Index Initial Class
Units Issued	43	5	—	—	835	298	—	—
Units Redeemed	(39)	(10)	—	—	(476)	(318)	—	—

Net Increase (Decrease)	4	(5)	—	—	359	(20)	—	—

VIF - Emerging Markets Equity Portfolio - Class I
Units Issued	1	—	—	—	169	38	—	—
Units Redeemed	(5)	(12)	—	(1)	(234)	(49)	—	—

Net Increase (Decrease)	(4)	(12)	—	(1)	(65)	(11)	—	—

VIF - Emerging Markets Debt Portfolio - Class I
Units Issued	1	—	—	—	33	23	—	—
Units Redeemed	(5)	(2)	—	(1)	(58)	(47)	—	—

Net Increase (Decrease)	(4)	(2)	—	(1)	(25)	(24)	—	—

(C) New Fund (Note 1)	62	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIF - Global Strategist - Class II
Units Issued	—	—	—	—	6	6	—	—
Units Redeemed	(1)	(1)	(1)	(1)	(50)	(5)	—	—

Net Increase (Decrease)	(1)	(1)	(1)	(1)	(44)	1	—	—

Lazard - Retirement Emerging Markets Portfolio - Investor
Units Issued	34	—	—	—	132	25	—	—
Units Redeemed	(26)	(2)	—	—	(132)	(70)	—	—

Net Increase (Decrease)	8	(2)	—	—	—	(45)	—	—

Invesco - V.I. Global Core Equity Series I
Units Issued	—	—	—	—	9	10	—	—
Units Redeemed	(3)	(1)	—	—	(18)	(11)	—	—

Net Increase (Decrease)	(3)	(1)	—	—	(9)	(1)	—	—

Allspring - VT Discovery SMID Cap Growth Class 2
Units Issued	—	—	—	—	—	—	—	—
Units Redeemed	(1)	(3)	—	—	—	—	—	—

Net Increase (Decrease)	(1)	(3)	—	—	—	—	—	—

Allspring - VT Opportunity Class 2
Units Issued	—	—	—	—	—	—	—	—
Units Redeemed	(1)	—	—	—	—	—	—	—

Net Increase (Decrease)	(1)	—	—	—	—	—	—	—

PVIT - Commodity Real Return Strategy Portfolio - Administrative
Units Issued	—	—	—	—	542	61	—	—
Units Redeemed	—	—	—	—	(214)	(121)	—	—

Net Increase (Decrease)	—	—	—	—	328	(60)	—	—

PVIT - Low Duration Portfolio - Administrative
Units Issued	155	1	1	—	588	202	—	—
Units Redeemed	(69)	(116)	—	—	(366)	(360)	—	—

Net Increase (Decrease)	86	(115)	1	—	222	(158)	—	—

PVIT - Real Return Portfolio - Administrative
Units Issued	15	1	—	—	155	70	—	—
Units Redeemed	(12)	(3)	—	—	(163)	(269)	—	—

Net Increase (Decrease)	3	(2)	—	—	(8)	(199)	—	—

PVIT - Total Return Portfolio - Administrative
Units Issued	7	1	—	—	197	176	—	—
Units Redeemed	(15)	(8)	—	—	(306)	(285)	—	—

Net Increase (Decrease)	(8)	(7)	—	—	(109)	(109)	—	—

Blackrock - Global Allocation V.I. Fund - Class I
Units Issued	4	2	—	—	99	55	—	—
Units Redeemed	(21)	(2)	—	—	(201)	(188)	—	—

Net Increase (Decrease)	(17)	—	—	—	(102)	(133)	—	—

FTVIP - Templeton Global Bond Fund - Class 2
Units Issued	67	1	—	—	166	41	—	—
Units Redeemed	(58)	(1)	—	—	(183)	(99)	—	—

Net Increase (Decrease)	9	—	—	—	(17)	(58)	—	—

FTVIP - Franklin U.S. Government Securities Fund - Class 2
Units Issued	4	1	—	—	124	68	—	—
Units Redeemed	(5)	(5)	—	—	(221)	(173)	—	—

Net Increase (Decrease)	(1)	(4)	—	—	(97)	(105)	—	—

63	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Growth and
	Guaranteed Income
(in thousands)	2025	2024
VIP - Government Money Market Investor Class
Units Issued	421	249
Units Redeemed	(420)	(146)

Net Increase (Decrease)	1	103

VIP - Balanced Investor Class
Units Issued	—	—
Units Redeemed	(205)	(213)

Net Increase (Decrease)	(205)	(213)

VIP - FundsManager 60% Investor Class
Units Issued	1	—
Units Redeemed	(216)	(575)

Net Increase (Decrease)	(215)	(575)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Government Money Market Initial Class
2025	1,108	$23.62	$22.39	$26,168	0.80%	1.00%	4.05%	3.28%		3.08%
2024	971	$22.87	$21.72	$22,205	0.80%	1.00%	4.99%	4.26%		4.07%
2023	1,043	$21.93	$20.87	$22,846	0.80%	1.00%	4.78%	4.05%		3.84%
2022	1,150	$21.08	$20.10	$24,234	0.80%	1.00%	1.45%	0.64%		0.43%
2021	957	$20.95	$20.01	$20,037	0.80%	1.00%	0.01%	(0.79%	)	(1.00%	)
VIP - Government Money Market Investor Class
2025	20,503	$12.06	$9.72	$258,306	0.10%	1.40%	4.03%	4.06%		2.64%
2024	19,024	$11.59	$9.47	$230,611	0.10%	1.25%	4.97%	4.97%		3.76%
2023	20,211	$11.04	$9.62	$234,315	0.10%	1.25%	4.77%	4.78%		3.61%
2022	19,649	$10.54	$9.03	$216,580	0.10%	1.25%	1.54%	1.31%		0.16%
2021	14,027	$10.40	$9.01	$153,039	0.10%	1.25%	0.01%	(0.09%	)	(1.24%	)
VIP - High Income Initial Class
2025	51	$72.23	$68.46	$3,578	0.80%	1.00%	6.30%	9.47%		9.17%
2024	57	$65.98	$62.71	$3,687	0.80%	1.00%	5.69%	8.10%		7.97%
2023	67	$61.04	$58.08	$4,032	0.80%	1.00%	5.53%	9.66%		9.38%
2022	77	$55.69	$53.10	$4,258	0.80%	1.00%	4.99%	(12.09%	)	(12.26%	)
2021	88	$63.35	$60.52	$5,580	0.80%	1.00%	5.23%	3.58%		3.37%
VIP - High Income Investor Class
2025	1,142	$21.90	$28.44	$27,576	0.10%	0.25%	6.57%	10.38%		10.17%
2024	1,250	$19.84	$25.81	$27,478	0.10%	0.25%	6.18%	8.94%		8.78%
2023	1,243	$18.22	$28.39	$25,263	0.10%	0.25%	5.41%	10.20%		10.04%
2022	1,483	$16.53	$25.80	$27,139	0.10%	0.25%	4.81%	(11.56%	)	(11.69%	)
2021	1,757	$18.69	$29.22	$36,671	0.10%	0.25%	5.34%	4.52%		4.36%
VIP - Equity-Income Initial Class
2025	178	$244.92	$232.12	$43,522	0.80%	1.00%	1.78%	18.07%		17.77%
2024	199	$207.44	$197.10	$41,175	0.80%	1.00%	1.75%	14.42%		14.21%
2023	220	$181.30	$172.52	$39,790	0.80%	1.00%	1.88%	9.76%		9.55%
2022	246	$165.17	$157.48	$40,502	0.80%	1.00%	1.84%	(5.72%	)	(5.91%	)
2021	280	$175.18	$167.37	$48,795	0.80%	1.00%	1.89%	23.89%		23.65%
VIP - Equity-Income Investor Class
2025	1,419	$54.06	$47.75	$73,709	0.10%	0.25%	1.77%	18.81%		18.63%
2024	1,428	$45.50	$40.25	$62,153	0.10%	0.25%	1.80%	15.14%		14.97%
2023	1,478	$39.52	$57.80	$55,926	0.10%	0.25%	1.82%	10.45%		10.30%
2022	1,619	$35.78	$52.41	$55,573	0.10%	0.25%	1.90%	(5.11%	)	(5.26%	)
2021	1,632	$37.71	$55.32	$59,322	0.10%	0.25%	1.90%	24.71%		24.52%

64	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Growth Initial Class
2025	167	$519.23	$492.09	$86,471	0.80%	1.00%	0.28%	13.98%		13.71%
2024	191	$455.56	$432.77	$86,842	0.80%	1.00%	—	29.34%		29.13%
2023	207	$352.20	$335.14	$72,832	0.80%	1.00%	0.13%	35.15%		34.88%
2022	221	$260.60	$248.48	$57,602	0.80%	1.00%	0.62%	(25.06%	)	(25.21%	)
2021	250	$347.74	$332.23	$86,851	0.80%	1.00%	—	22.23%		21.98%
VIP - Growth Investor Class
2025	975	$111.10	$102.25	$105,370	0.10%	0.25%	0.22%	14.70%		14.53%
2024	1,126	$96.86	$89.28	$106,459	0.10%	0.25%	—	30.17%		29.97%
2023	1,024	$74.41	$106.29	$74,161	0.10%	0.25%	0.07%	35.99%		35.78%
2022	997	$54.72	$78.28	$53,077	0.10%	0.25%	0.54%	(24.59%	)	(24.70%	)
2021	1,076	$72.56	$103.96	$76,009	0.10%	0.25%	0.00%	23.00%		22.82%
VIP - Overseas Initial Class
2025	91	$88.41	$83.79	$8,087	0.80%	1.00%	1.57%	19.41%		19.19%
2024	92	$74.04	$70.30	$6,810	0.80%	1.00%	1.59%	4.21%		4.01%
2023	102	$71.04	$67.60	$7,250	0.80%	1.00%	1.02%	19.55%		19.30%
2022	111	$59.42	$56.66	$6,589	0.80%	1.00%	1.05%	(25.09%	)	(25.24%	)
2021	124	$79.32	$75.78	$9,809	0.80%	1.00%	0.53%	18.74%		18.50%
VIP - Overseas Investor Class
2025	914	$30.73	$30.79	$28,208	0.10%	0.25%	1.59%	20.18%		20.00%
2024	818	$25.57	$25.65	$21,041	0.10%	0.25%	1.50%	4.87%		4.71%
2023	917	$24.38	$33.33	$22,574	0.10%	0.25%	0.98%	20.29%		20.09%
2022	904	$20.27	$27.75	$18,540	0.10%	0.25%	1.00%	(24.62%	)	(24.73%	)
2021	969	$26.89	$36.87	$26,348	0.10%	0.25%	0.49%	19.51%		19.33%
VIP - Investment Grade Bond Initial Class
2025	185	$48.59	$46.05	$8,842	0.80%	1.00%	3.50%	6.37%		6.11%
2024	209	$45.68	$43.40	$9,429	0.80%	1.00%	3.43%	0.97%		0.81%
2023	229	$45.25	$43.05	$10,316	0.80%	1.00%	2.49%	5.34%		5.14%
2022	270	$42.95	$40.95	$11,509	0.80%	1.00%	2.17%	(13.65%	)	(13.82%	)
2021	320	$49.74	$47.52	$15,822	0.80%	1.00%	2.00%	(1.40%	)	(1.60%	)
VIP - Investment Grade Bond Investor Class
2025	4,184	$14.99	$18.96	$67,756	0.10%	0.25%	3.62%	7.07%		6.94%
2024	3,994	$14.00	$17.73	$61,579	0.10%	0.25%	3.62%	1.64%		1.49%
2023	3,818	$13.77	$17.47	$58,755	0.10%	0.25%	2.53%	6.02%		5.82%
2022	4,075	$12.99	$16.51	$59,176	0.10%	0.25%	2.17%	(13.06%	)	(13.15%	)
2021	4,655	$14.94	$19.01	$78,013	0.10%	0.25%	2.00%	(0.74%	)	(0.89%	)
VIP - Asset Manager 50% Initial Class (B)
2025	203	$96.17	$91.14	$19,402	0.80%	1.00%	2.40%	14.07%		13.78%
2024	230	$84.31	$80.10	$19,311	0.80%	1.00%	2.40%	7.62%		7.42%
2023	256	$78.34	$74.54	$19,968	0.80%	1.00%	2.21%	12.04%		11.83%
2022	299	$69.92	$66.66	$20,906	0.80%	1.00%	2.05%	(15.61%	)	(15.79%	)
2021	321	$82.85	$79.16	$26,545	0.80%	1.00%	1.58%	9.04%		8.82%
VIP - Asset Manager 50% Investor Class (B)
2025	847	$28.90	$33.34	$26,059	0.10%	0.25%	2.61%	14.77%		14.61%
2024	835	$25.18	$29.09	$22,523	0.10%	0.25%	2.36%	8.25%		8.09%
2023	899	$23.26	$32.46	$22,444	0.10%	0.25%	2.21%	12.80%		12.64%
2022	1,029	$20.62	$28.82	$22,790	0.10%	0.25%	2.00%	(15.10%	)	(15.22%	)
2021	1,105	$24.29	$34.00	$28,968	0.10%	0.25%	1.50%	9.74%		9.58%
VIP - Index 500 Initial Class
2025	6,874	$81.00	$213.03	$599,746	0.10%	1.00%	1.16%	17.66%		16.49%
2024	7,379	$68.84	$182.87	$550,293	0.10%	1.00%	1.30%	24.77%		23.68%
2023	7,272	$55.17	$147.76	$438,282	0.10%	1.00%	1.51%	26.08%		24.94%
2022	7,089	$43.76	$118.27	$342,362	0.10%	1.00%	1.49%	(18.30%	)	(19.03%	)
2021	6,845	$53.56	$146.07	$410,684	0.10%	1.00%	1.26%	28.45%		27.29%
VIP - Asset Manager 70% Initial Class (B)
2025	85	$74.92	$71.00	$6,398	0.80%	1.00%	1.79%	17.30%		17.05%
2024	92	$63.87	$60.66	$5,906	0.80%	1.00%	1.74%	9.92%		9.71%
2023	99	$58.11	$55.29	$5,720	0.80%	1.00%	1.70%	15.43%		15.20%
2022	126	$50.34	$48.00	$6,310	0.80%	1.00%	1.76%	(17.54%	)	(17.71%)
2021	145	$61.05	$58.32	$8,783	0.80%	1.00%	1.41%	13.05%		12.82%

65	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Asset Manager 70% Investor Class (B)
2025	464	$36.79	$39.67	$18,322	0.10%	0.25%	2.27%	18.07%		17.86%
2024	368	$31.16	$33.66	$12,365	0.10%	0.25%	1.76%	10.62%		10.45%
2023	359	$28.17	$40.56	$10,961	0.10%	0.25%	1.77%	16.13%		15.96%
2022	395	$24.26	$34.97	$10,339	0.10%	0.25%	1.77%	(17.01%	)	(17.15%	)
2021	402	$29.23	$42.21	$12,641	0.10%	0.25%	1.41%	13.77%		13.60%
VIP - Contrafund Initial Class
2025	615	$296.85	$281.33	$181,774	0.80%	1.00%	0.14%	20.51%		20.16%
2024	679	$246.33	$234.12	$166,778	0.80%	1.00%	0.19%	32.71%		32.47%
2023	736	$185.60	$176.62	$136,360	0.80%	1.00%	0.49%	32.39%		32.12%
2022	809	$140.20	$133.68	$113,088	0.80%	1.00%	0.50%	(26.90%	)	(27.05%	)
2021	876	$191.79	$183.24	$167,541	0.80%	1.00%	0.06%	26.81%		26.56%
VIP - Contrafund Investor Class
2025	3,931	$83.48	$87.08	$336,142	0.10%	0.25%	0.10%	21.27%		20.98%
2024	4,122	$68.84	$71.98	$291,328	0.10%	0.25%	0.14%	33.57%		33.36%
2023	4,112	$51.54	$77.69	$218,696	0.10%	0.25%	0.44%	33.22%		33.01%
2022	4,247	$38.69	$58.40	$169,789	0.10%	0.25%	0.43%	(26.45%	)	(26.57%	)
2021	4,469	$52.60	$79.53	$242,968	0.10%	0.25%	0.05%	27.62%		27.42%
VIP - Balanced Initial Class
2025	177	$73.91	$70.05	$13,042	0.80%	1.00%	1.67%	14.27%		14.07%
2024	219	$64.48	$61.41	$14,088	0.80%	1.00%	1.79%	14.99%		14.76%
2023	250	$56.24	$53.52	$14,021	0.80%	1.00%	1.70%	20.56%		20.32%
2022	291	$46.65	$44.48	$13,540	0.80%	1.00%	1.26%	(18.60%	)	(18.76%	)
2021	319	$57.31	$54.75	$18,230	0.80%	1.00%	0.92%	17.32%		17.08%
VIP - Balanced Investor Class
2025	7,109	$47.58	$61.40	$348,686	0.10%	1.40%	1.69%	15.07%		13.56%
2024	7,628	$41.35	$54.07	$326,132	0.10%	1.40%	1.80%	15.72%		14.20%
2023	8,052	$35.74	$47.35	$299,494	0.10%	1.40%	1.65%	21.11%		19.72%
2022	8,703	$29.46	$39.55	$266,472	0.10%	1.40%	1.19%	(18.12%	)	(19.17%	)
2021	9,046	$35.98	$48.93	$336,919	0.10%	1.40%	0.89%	18.06%		16.52%
VIP - Dynamic Capital Appreciation Initial Class
2025	41	$97.65	$93.37	$3,985	0.80%	1.00%	0.59%	17.84%		17.61%
2024	44	$82.87	$79.39	$3,654	0.80%	1.00%	0.22%	24.52%		24.26%
2023	31	$66.55	$63.89	$2,099	0.80%	1.00%	0.37%	28.04%		27.78%
2022	30	$51.98	$50.00	$1,578	0.80%	1.00%	0.30%	(21.50%	)	(21.66%	)
2021	32	$66.22	$63.82	$2,158	0.80%	1.00%	0.40%	23.63%		23.38%
VIP - Dynamic Capital Appreciation Investor Class
2025	227	$84.79	$87.79	$19,904	0.10%	0.25%	0.50%	18.55%		18.36%
2024	246	$71.52	$74.16	$18,192	0.10%	0.25%	0.16%	25.30%		25.11%
2023	256	$57.08	$89.56	$15,135	0.10%	0.25%	0.29%	28.80%		28.59%
2022	236	$44.32	$69.64	$10,846	0.10%	0.25%	0.23%	(20.97%	)	(21.08%	)
2021	290	$56.08	$88.25	$16,776	0.10%	0.25%	0.34%	24.33%		24.15%
VIP - Growth & Income Initial Class
2025	215	$101.62	$96.31	$21,865	0.80%	1.00%	1.59%	20.53%		20.19%
2024	220	$84.31	$80.13	$18,527	0.80%	1.00%	1.45%	21.23%		21.01%
2023	239	$69.54	$66.18	$16,534	0.80%	1.00%	1.61%	17.77%		17.54%
2022	273	$59.05	$56.30	$16,062	0.80%	1.00%	1.59%	(5.71%	)	(5.90%	)
2021	301	$62.62	$59.83	$18,746	0.80%	1.00%	2.38%	24.94%		24.69%
VIP - Growth & Income Investor Class
2025	638	$73.28	$67.35	$45,815	0.10%	0.25%	1.54%	21.26%		21.08%
2024	651	$60.43	$55.62	$38,463	0.10%	0.25%	1.45%	22.05%		21.87%
2023	688	$49.51	$67.10	$33,214	0.10%	0.25%	1.48%	18.50%		18.34%
2022	834	$41.78	$56.71	$34,095	0.10%	0.25%	1.69%	(5.10%	)	(5.24%	)
2021	762	$44.03	$59.85	$32,883	0.10%	0.25%	2.41%	25.67%		25.48%
VIP - Growth Opportunities Initial Class
2025	182	$143.09	$135.61	$25,579	0.80%	1.00%	—	20.96%		20.69%
2024	200	$118.30	$112.36	$23,156	0.80%	1.00%	—	37.77%		37.53%
2023	218	$85.86	$81.70	$18,647	0.80%	1.00%	—	44.49%		44.19%
2022	233	$59.42	$56.66	$13,789	0.80%	1.00%	—	(38.64%	)	(38.77%	)
2021	304	$96.85	$92.53	$29,335	0.80%	1.00%	—	11.05%		10.82%

66	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Growth Opportunities Investor Class
2025	902	$146.19	$128.93	$126,959	0.10%	0.25%	—	21.73%		21.55%
2024	925	$120.09	$106.07	$106,988	0.10%	0.25%	—	38.65%		38.44%
2023	955	$86.62	$141.88	$79,328	0.10%	0.25%	—	45.43%		45.20%
2022	933	$59.56	$97.71	$53,464	0.10%	0.25%	—	(38.27%	)	(38.36%	)
2021	1,120	$96.48	$158.51	$104,067	0.10%	0.25%	—	11.75%		11.59%
VIP - Mid Cap Initial Class
2025	260	$93.62	$88.89	$24,098	0.80%	1.00%	0.43%	10.79%		10.56%
2024	299	$84.50	$80.40	$25,046	0.80%	1.00%	0.53%	16.56%		16.32%
2023	334	$72.46	$69.08	$24,120	0.80%	1.00%	0.58%	14.16%		13.92%
2022	386	$63.47	$60.64	$24,373	0.80%	1.00%	0.50%	(15.43%	)	(15.59%	)
2021	408	$75.05	$71.84	$30,493	0.80%	1.00%	0.62%	24.60%		24.35%
VIP - Mid Cap Investor Class
2025	1,212	$45.33	$57.00	$59,771	0.10%	0.25%	0.35%	11.57%		11.40%
2024	1,425	$40.63	$51.16	$63,173	0.10%	0.25%	0.50%	17.29%		17.11%
2023	1,475	$34.64	$60.99	$56,434	0.10%	0.25%	0.52%	14.90%		14.73%
2022	1,624	$30.15	$53.16	$54,232	0.10%	0.25%	0.46%	(14.92%	)	(15.04%	)
2021	1,615	$35.44	$62.57	$63,540	0.10%	0.25%	0.55%	25.41%		25.23%
VIP - Value Strategies Initial Class
2025	68	$58.73	$56.15	$3,974	0.80%	1.00%	1.12%	7.11%		6.89%
2024	74	$54.83	$52.53	$4,058	0.80%	1.00%	0.94%	8.52%		8.31%
2023	105	$50.52	$48.50	$5,278	0.80%	1.00%	1.15%	19.89%		19.63%
2022	114	$42.14	$40.54	$4,791	0.80%	1.00%	1.02%	(7.77%	)	(7.95%	)
2021	135	$45.69	$44.04	$6,148	0.80%	1.00%	1.53%	32.53%		32.26%
VIP - Value Strategies Investor Class
2025	315	$51.77	$50.46	$16,297	0.10%	0.25%	0.96%	7.79%		7.61%
2024	381	$48.03	$46.89	$18,347	0.10%	0.25%	0.94%	9.26%		9.09%
2023	439	$43.96	$89.88	$19,397	0.10%	0.25%	1.06%	20.61%		20.45%
2022	501	$36.45	$74.63	$18,509	0.10%	0.25%	0.98%	(7.19%	)	(7.33%	)
2021	574	$39.27	$80.54	$22,829	0.10%	0.25%	1.44%	33.35%		33.15%
VIP - Utilities Initial Class
2025	39	$59.03	$56.19	$2,262	0.80%	1.00%	1.72%	13.19%		12.97%
2024	48	$52.15	$49.74	$2,512	0.80%	1.00%	2.18%	27.96%		27.70%
2023	43	$40.75	$38.95	$1,738	0.80%	1.00%	1.62%	(1.83%)		(2.01%)
2022	176	$41.51	$39.75	$7,297	0.80%	1.00%	2.18%	4.59%		4.37%
2021	50	$39.69	$38.09	$1,949	0.80%	1.00%	1.86%	16.56%		16.32%
VIP - Utilities Investor Class
2025	427	$53.07	$63.97	$24,178	0.10%	0.25%	1.73%	13.91%		13.73%
2024	425	$46.59	$56.24	$21,322	0.10%	0.25%	2.17%	28.76%		28.57%
2023	378	$36.18	$44.57	$14,710	0.10%	0.25%	2.13%	(1.23%)		(1.37%)
2022	445	$36.63	$45.18	$17,683	0.10%	0.25%	1.50%	5.29%		5.12%
2021	371	$34.79	$42.98	$14,028	0.10%	0.25%	1.75%	17.25%		17.08%
VIP - Technology Initial Class
2025	291	$179.03	$170.42	$52,269	0.80%	1.00%	—	21.79%		21.54%
2024	330	$147.00	$140.22	$48,392	0.80%	1.00%	—	34.50%		34.23%
2023	364	$109.29	$104.46	$39,692	0.80%	1.00%	0.13%	57.05%		56.73%
2022	270	$69.59	$66.65	$18,819	0.80%	1.00%	—	(36.37%	)	(36.50%	)
2021	370	$109.36	$104.95	$40,419	0.80%	1.00%	—	27.14%		26.88%
VIP - Technology Investor Class
2025	1,240	$163.69	$209.73	$218,084	0.10%	0.25%	—	22.58%		22.39%
2024	1,285	$133.54	$171.36	$186,629	0.10%	0.25%	—	35.35%		35.15%
2023	1,301	$98.66	$226.18	$141,450	0.10%	0.25%	0.07%	57.99%		57.75%
2022	1,166	$62.45	$143.38	$80,511	0.10%	0.25%	—	(35.94%	)	(36.03%	)
2021	1,273	$97.48	$224.15	$136,899	0.10%	0.25%	—	27.94%		27.74%
VIP - Energy Initial Class
2025	56	$41.42	$39.43	$2,309	0.80%	1.00%	2.12%	9.69%		9.47%
2024	81	$37.76	$36.02	$3,043	0.80%	1.00%	2.02%	3.46%		3.27%
2023	109	$36.50	$34.88	$3,981	0.80%	1.00%	2.45%	0.19%		-0.02%
2022	204	$36.43	$34.89	$7,369	0.80%	1.00%	2.50%	61.87%		61.56%
2021	106	$22.51	$21.60	$2,384	0.80%	1.00%	2.77%	54.11%		53.80%

67	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Energy Investor Class
2025	474	$23.72	$26.12	$11,729	0.10%	0.25%	1.96%	10.38%		10.24%
2024	600	$21.49	$23.69	$13,524	0.10%	0.25%	1.90%	4.10%		3.94%
2023	877	$20.65	$30.35	$19,042	0.10%	0.25%	2.63%	0.81%		0.65%
2022	1,342	$20.48	$30.15	$29,036	0.10%	0.25%	2.47%	62.96%		62.72%
2021	1,056	$12.57	$18.53	$14,012	0.10%	0.25%	2.69%	55.00%		54.77%
VIP - Health Care Initial Class
2025	113	$85.03	$80.94	$9,642	0.80%	1.00%	0.39%	13.48%		13.25%
2024	136	$74.93	$71.47	$10,194	0.80%	1.00%	—	4.29%		4.08%
2023	166	$71.85	$68.67	$11,880	0.80%	1.00%	—	3.42%		3.22%
2022	184	$69.47	$66.53	$12,733	0.80%	1.00%	—	(13.10%	)	(13.28%	)
2021	208	$79.94	$76.72	$16,599	0.80%	1.00%	0.09%	10.84%		10.62%
VIP - Health Care Investor Class
2025	605	$77.78	$80.04	$48,012	0.10%	0.25%	0.30%	14.15%		13.98%
2024	744	$68.14	$70.22	$51,788	0.10%	0.25%	—	4.95%		4.79%
2023	836	$64.93	$93.97	$55,587	0.10%	0.25%	—	4.11%		3.95%
2022	998	$62.36	$90.40	$63,661	0.10%	0.25%	—	(12.58%	)	(12.71%	)
2021	1,058	$71.33	$103.56	$77,197	0.10%	0.25%	0.07%	11.54%		11.38%
VIP - Financials Initial Class (6)
2025	34	$39.45	$37.56	$1,326	0.80%	1.00%	1.65%	14.25%		14.03%
2024	43	$34.53	$32.94	$1,480	0.80%	1.00%	2.00%	31.66%		31.40%
2023	42	$26.23	$25.07	$1,082	0.80%	1.00%	2.60%	13.83%		13.58%
2022	45	$23.04	$22.07	$1,036	0.80%	1.00%	1.29%	(9.07%	)	(9.24%	)
2021	72	$25.34	$24.32	$1,826	0.80%	1.00%	2.01%	32.13%		31.86%
VIP - Financials Investor Class (6)
2025	533	$57.38	$35.31	$26,717	0.10%	0.25%	1.65%	14.97%		14.79%
2024	558	$49.91	$30.76	$23,687	0.10%	0.25%	1.74%	32.61%		32.41%
2023	563	$37.64	$58.32	$17,854	0.10%	0.25%	2.58%	14.44%		14.27%
2022	632	$32.89	$51.03	$16,983	0.10%	0.25%	1.87%	(8.46%	)	(8.60%	)
2021	815	$35.93	$55.83	$24,906	0.10%	0.25%	1.87%	33.00%		32.80%
VIP - Industrials Initial Class
2025	27	$110.83	$105.50	$3,183	0.80%	1.00%	0.10%	23.53%		23.28%
2024	28	$89.72	$85.58	$2,586	0.80%	1.00%	0.68%	22.64%		22.40%
2023	29	$73.16	$69.92	$2,094	0.80%	1.00%	0.31%	22.28%		22.03%
2022	30	$59.83	$57.30	$1,808	0.80%	1.00%	0.17%	(11.02%	)	(11.20%	)
2021	31	$67.24	$64.53	$2,099	0.80%	1.00%	—	16.15%		15.92%
VIP - Industrials Investor Class
2025	459	$66.98	$83.68	$32,683	0.10%	0.25%	0.05%	24.29%		24.11%
2024	388	$53.89	$67.42	$22,507	0.10%	0.25%	0.69%	23.41%		23.23%
2023	361	$43.67	$75.90	$17,085	0.10%	0.25%	0.24%	23.07%		22.90%
2022	398	$35.48	$61.76	$15,219	0.10%	0.25%	0.12%	(10.50%	)	(10.64%	)
2021	406	$39.64	$69.11	$17,242	0.10%	0.25%	—	16.91%		16.74%
VIP - Consumer Discretionary Initial Class
2025	26	$74.08	$70.52	$1,886	0.80%	1.00%	0.07%	5.95%		5.74%
2024	31	$69.92	$66.69	$2,168	0.80%	1.00%	0.05%	23.71%		23.45%
2023	37	$56.52	$54.02	$2,124	0.80%	1.00%	0.08%	40.88%		40.57%
2022	33	$40.12	$38.43	$1,325	0.80%	1.00%	—	(35.16%	)	(35.28%	)
2021	51	$61.88	$59.38	$3,171	0.80%	1.00%	—	18.45%		18.21%
VIP - Consumer Discretionary Investor Class
2025	313	$74.18	$73.46	$23,306	0.10%	0.25%	0.07%	6.60%		6.44%
2024	340	$69.59	$69.01	$23,779	0.10%	0.25%	0.04%	24.50%		24.31%
2023	415	$55.89	$100.37	$23,250	0.10%	0.25%	0.01%	41.79%		41.55%
2022	404	$39.42	$70.90	$16,022	0.10%	0.25%	—	(34.77%	)	(34.86%	)
2021	465	$60.43	$108.85	$28,276	0.10%	0.25%	—	19.20%		19.02%
VIP - Real Estate Initial Class
2025	40	$44.52	$42.57	$1,749	0.80%	1.00%	1.91%	2.27%		2.09%
2024	48	$43.53	$41.70	$2,072	0.80%	1.00%	4.03%	5.67%		5.44%
2023	63	$41.20	$39.55	$2,577	0.80%	1.00%	2.39%	10.30%		10.10%
2022	69	$37.35	$35.92	$2,564	0.80%	1.00%	1.32%	(28.09%	)	(28.25%	)
2021	68	$51.94	$50.06	$3,557	0.80%	1.00%	1.17%	37.88%		37.60%

68	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Real Estate Investor Class
2025	404	$27.23	$30.57	$11,608	0.10%	0.25%	1.89%	2.95%		2.79%
2024	552	$26.45	$29.74	$15,248	0.10%	0.25%	4.13%	6.29%		6.13%
2023	569	$24.89	$59.76	$14,932	0.10%	0.25%	2.28%	11.00%		10.85%
2022	646	$22.42	$53.92	$15,277	0.10%	0.25%	1.20%	(27.65%	)	(27.76%	)
2021	741	$30.99	$74.64	$24,214	0.10%	0.25%	1.23%	38.78%		38.57%
VIP - Strategic Income Initial Class
2025	149	$25.77	$24.66	$3,800	0.80%	1.00%	3.87%	8.01%		7.73%
2024	151	$23.86	$22.89	$3,566	0.80%	1.00%	3.55%	5.22%		5.00%
2023	172	$22.68	$21.80	$3,875	0.80%	1.00%	4.35%	8.56%		8.33%
2022	189	$20.89	$20.12	$3,919	0.80%	1.00%	3.41%	(11.98%	)	(12.15%	)
2021	223	$23.73	$22.90	$5,266	0.80%	1.00%	2.59%	2.91%		2.70%
VIP - Strategic Income Investor Class
2025	2,776	$18.72	$25.90	$58,206	0.10%	0.25%	3.84%	8.71%		8.55%
2024	2,636	$17.22	$23.86	$51,700	0.10%	0.25%	3.68%	5.86%		5.70%
2023	2,619	$16.26	$23.34	$49,480	0.10%	0.25%	4.18%	9.29%		9.14%
2022	3,103	$14.88	$21.38	$53,511	0.10%	0.25%	3.54%	(11.40%	)	(11.56%	)
2021	3,456	$16.80	$24.18	$67,303	0.10%	0.25%	2.61%	3.62%		3.46%
VIP - International Capital Appreciation Initial Class
2025	61	$37.71	$36.18	$2,255	0.80%	1.00%	0.98%	17.73%		17.51%
2024	58	$32.03	$30.79	$1,846	0.80%	1.00%	0.74%	7.32%		7.10%
2023	63	$29.84	$28.75	$1,885	0.80%	1.00%	0.38%	26.51%		26.21%
2022	76	$23.59	$22.78	$1,787	0.80%	1.00%	0.26%	(27.00%	)	(27.12%	)
2021	85	$32.31	$31.26	$2,742	0.80%	1.00%	—	11.44%		11.22%
VIP - International Capital Appreciation Investor Class
2025	1,037	$41.96	$39.17	$43,119	0.10%	0.25%	0.96%	18.43%		18.26%
2024	995	$35.43	$33.11	$35,084	0.10%	0.25%	0.67%	8.02%		7.85%
2023	1,042	$32.80	$61.86	$33,916	0.10%	0.25%	0.30%	27.27%		27.10%
2022	1,077	$25.77	$48.67	$27,633	0.10%	0.25%	0.18%	(26.51%	)	(26.63%	)
2021	1,165	$35.07	$66.34	$40,668	0.10%	0.25%	—	12.13%		11.96%
VIP - Value Initial Class
2025	27	$47.88	$45.94	$1,301	0.80%	1.00%	1.06%	10.35%		10.12%
2024	50	$43.39	$41.72	$2,146	0.80%	1.00%	1.24%	10.48%		10.25%
2023	56	$39.28	$37.84	$2,168	0.80%	1.00%	1.09%	18.84%		18.58%
2022	83	$33.05	$31.91	$2,724	0.80%	1.00%	1.29%	(4.89%	)	-5.06%
2021	71	$34.75	$33.61	$2,429	0.80%	1.00%	1.63%	29.11%		28.85%
VIP - Value Investor Class
2025	475	$56.96	$50.73	$26,220	0.10%	0.25%	1.29%	11.05%		10.88%
2024	524	$51.29	$45.75	$25,997	0.10%	0.25%	1.13%	11.14%		10.97%
2023	616	$46.15	$79.79	$27,480	0.10%	0.25%	1.14%	19.56%		19.39%
2022	741	$38.60	$66.83	$27,883	0.10%	0.25%	1.28%	(4.22%	)	(4.37%	)
2021	617	$40.30	$69.89	$24,153	0.10%	0.25%	1.68%	29.85%		29.66%
VIP - Freedom Income Initial Class (A)
2025	65	$19.98	$19.98	$1,294	0.80%	0.80%	3.24%	8.76%		8.76%
2024	71	$18.37	$18.37	$1,306	0.80%	0.80%	4.08%	3.61%		3.61%
2023	44	$17.73	$17.73	$779	0.80%	0.80%	3.97%	7.07%		7.07%
2022	52	$16.56	$16.56	$862	0.80%	0.80%	2.29%	(12.76%	)	(12.76%	)
2021	55	$18.98	$18.98	$1,052	0.80%	0.80%	1.07%	2.52%		2.52%
VIP - Freedom Income Investor Class (A)
2025	201	$18.54	$21.90	$4,215	0.10%	0.25%	3.18%	9.51%		9.34%
2024	250	$16.93	$20.03	$4,829	0.10%	0.25%	4.17%	4.21%		4.05%
2023	154	$16.25	$19.75	$2,825	0.10%	0.25%	4.31%	7.74%		7.62%
2022	183	$15.08	$18.35	$3,107	0.10%	0.25%	2.06%	(12.09%	)	(12.26%	)
2021	272	$17.15	$20.91	$5,317	0.10%	0.25%	1.14%	3.18%		3.03%
VIP - Freedom 2005 Initial Class (A)
2025	—	$—	$—	$—	0.80%	0.80%	—	—		—
2024	—	$—	$—	$—	0.80%	0.80%	2.70%	(100.00%)		(100.00%)
2023	28	$19.93	$19.93	$565	0.80%	0.80%	4.28%	7.17%		7.17%
2022	41	$18.60	$18.60	$763	0.80%	0.80%	2.29%	(13.09%	)	(13.09%	)
2021	46	$21.40	$21.40	$988	0.80%	0.80%	1.09%	3.26%		3.26%

69	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Investor Freedom 2005 Investor Class (A)
2025	—	$—	$—	$—	0.10%	0.25%	—	—		—
2024	—	$—	$—	$—	0.10%	0.25%	2.72%	(100.00%	)	(100.00%	)
2023	96	$18.72	$25.23	$2,007	0.10%	0.25%	4.39%	7.81%		7.63%
2022	109	$17.36	$23.44	$2,127	0.10%	0.25%	2.09%	(12.49%	)	(12.61%	)
2021	125	$19.84	$26.82	$2,779	0.10%	0.25%	0.81%	3.99%		3.83%
VIP - Freedom 2010 Initial Class
2025	15	$25.88	$25.88	$382	0.80%	0.80%	3.34%	9.66%		9.66%
2024	15	$23.60	$23.60	$352	0.80%	0.80%	2.49%	4.53%		4.53%
2023	33	$22.58	$22.58	$749	0.80%	0.80%	3.66%	8.62%		8.62%
2022	42	$20.79	$20.79	$866	0.80%	0.80%	2.16%	(14.23%	)	(14.23%	)
2021	43	$24.24	$24.24	$1,044	0.80%	0.80%	0.96%	5.04%		5.04%
VIP - Investor Freedom 2010 Investor Class
2025	160	$24.58	$27.89	$4,715	0.10%	0.25%	3.26%	10.37%		10.22%
2024	163	$22.27	$25.30	$4,381	0.10%	0.25%	3.60%	5.16%		5.00%
2023	164	$21.18	$29.08	$4,192	0.10%	0.25%	3.90%	9.27%		9.13%
2022	219	$19.38	$26.65	$5,002	0.10%	0.25%	2.13%	(13.57%	)	(13.72%	)
2021	237	$22.42	$30.89	$6,273	0.10%	0.25%	1.06%	5.70%		5.54%
VIP - Freedom 2015 Initial Class
2025	27	$28.76	$28.76	$772	0.80%	0.80%	2.84%	11.00%		11.00%
2024	33	$25.91	$25.91	$851	0.80%	0.80%	3.14%	5.66%		5.66%
2023	40	$24.52	$24.52	$988	0.80%	0.80%	3.65%	10.07%		10.07%
2022	46	$22.28	$22.28	$1,024	0.80%	0.80%	2.17%	(15.28%	)	(15.28%	)
2021	48	$26.30	$26.30	$1,267	0.80%	0.80%	1.08%	6.83%		6.83%
VIP - Investor Freedom 2015 Investor Class
2025	294	$27.08	$30.84	$8,728	0.10%	0.25%	2.97%	11.76%		11.59%
2024	336	$24.23	$27.63	$8,931	0.10%	0.25%	3.19%	6.32%		6.16%
2023	380	$22.79	$31.69	$9,457	0.10%	0.25%	3.62%	10.86%		10.68%
2022	415	$20.56	$28.63	$9,371	0.10%	0.25%	2.09%	(14.76%	)	(14.87%	)
2021	358	$24.12	$33.63	$9,637	0.10%	0.25%	1.01%	7.53%		7.37%
VIP - Freedom 2020 Initial Class
2025	37	$31.15	$31.15	$1,165	0.80%	0.80%	2.76%	12.41%		12.41%
2024	38	$27.71	$27.71	$1,057	0.80%	0.80%	2.56%	6.85%		6.85%
2023	51	$25.94	$25.94	$1,326	0.80%	0.80%	3.10%	11.51%		11.51%
2022	83	$23.26	$23.26	$1,929	0.80%	0.80%	2.18%	(16.36%	)	(16.36%	)
2021	100	$27.81	$27.81	$2,791	0.80%	0.80%	1.14%	8.60%		8.60%
VIP - Investor Freedom 2020 Investor Class
2025	423	$30.19	$33.20	$13,913	0.10%	0.25%	2.56%	13.16%		13.02%
2024	505	$26.68	$29.37	$14,793	0.10%	0.25%	2.84%	7.54%		7.38%
2023	552	$24.81	$35.84	$15,057	0.10%	0.25%	3.07%	12.30%		12.12%
2022	639	$22.09	$31.97	$15,606	0.10%	0.25%	2.04%	(15.93%	)	(16.03%	)
2021	730	$26.27	$38.08	$21,149	0.10%	0.25%	0.95%	9.43%		9.26%
VIP - Freedom 2025 Initial Class
2025	25	$34.75	$34.75	$874	0.80%	0.80%	2.57%	13.67%		13.67%
2024	58	$30.57	$30.57	$1,776	0.80%	0.80%	2.40%	7.59%		7.59%
2023	68	$28.41	$28.41	$1,942	0.80%	0.80%	2.90%	12.71%		12.71%
2022	69	$25.21	$25.21	$1,751	0.80%	0.80%	2.01%	(17.09%	)	(17.09%	)
2021	79	$30.41	$30.41	$2,413	0.80%	0.80%	1.05%	9.95%		9.95%
VIP - Investor Freedom 2025 Investor Class
2025	421	$33.80	$36.84	$15,547	0.10%	0.25%	2.57%	14.34%		14.16%
2024	454	$29.56	$32.27	$14,792	0.10%	0.25%	2.34%	8.35%		8.18%
2023	562	$27.29	$39.92	$16,874	0.10%	0.25%	2.79%	13.46%		13.25%
2022	641	$24.05	$35.24	$17,046	0.10%	0.25%	2.00%	(16.55%	)	(16.66%	)
2021	865	$28.82	$42.29	$27,168	0.10%	0.25%	1.24%	10.67%		10.51%
VIP - Freedom 2030 Initial Class
2025	34	$37.17	$37.17	$1,280	0.80%	0.80%	2.08%	14.58%		14.58%
2024	43	$32.44	$32.44	$1,381	0.80%	0.80%	2.24%	8.53%		8.53%
2023	49	$29.89	$29.89	$1,476	0.80%	0.80%	2.55%	13.77%		13.77%
2022	51	$26.27	$26.27	$1,334	0.80%	0.80%	2.00%	(17.53%	)	(17.53%	)
2021	49	$31.85	$31.85	$1,564	0.80%	0.80%	1.13%	11.47%		11.47%

70	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Investor Freedom 2030 Investor Class
2025	636	$37.35	$39.24	$25,466	0.10%	0.25%	2.44%	15.24%		15.07%
2024	662	$32.41	$34.10	$23,051	0.10%	0.25%	2.15%	9.29%		9.12%
2023	746	$29.65	$44.14	$23,688	0.10%	0.25%	2.52%	14.54%		14.37%
2022	768	$25.89	$38.60	$21,357	0.10%	0.25%	1.93%	(17.00%	)	(17.13%	)
2021	728	$31.19	$46.58	$24,250	0.10%	0.25%	1.08%	12.14%		11.97%
VIP - Freedom 2035 Initial Class (7)
2025	3	$13.82	$13.82	$57	0.80%	0.80%	2.26%	15.75%		15.75%
2024	3	$11.94	$11.94	$41	0.80%	0.80%	1.92%	10.14%		10.14%
2023	—	$—	$—	$2	0.80%	0.80%	—	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
VIP - Investor Freedom 2035 Investor Class (7)
2025	64	$14.06	$14.01	$900	0.10%	0.25%	2.93%	16.49%		16.36%
2024	60	$12.07	$12.04	$720	0.10%	0.25%	3.51%	10.83%		10.66%
2023	31	$10.88	$10.88	$333	0.25%	0.25%	6.56%	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
VIP - Freedom 2040 Initial Class (7)
2025	41	$14.49	$14.49	$588	0.80%	0.80%	1.85%	17.90%		17.90%
2024	—	$12.29	$12.29	$—	0.80%	0.80%	0.31%	12.19%		12.19%
2023	—	$10.96	$10.96	$2	0.80%	0.80%	—	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
VIP - Investor Freedom 2040 Investor Class (7)
2025	128	$14.74	$14.68	$1,879	0.10%	0.25%	2.20%	18.58%		18.39%
2024	77	$12.43	$12.40	$950	0.10%	0.25%	1.52%	12.82%		12.65%
2023	61	$11.02	$11.00	$670	0.10%	0.25%	3.23%	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
VIP - Freedom 2045 Initial Class (7)
2025	5	$14.76	$14.76	$69	0.80%	0.80%	1.81%	18.94%		18.94%
2024	3	$12.41	$12.41	$31	0.80%	0.80%	1.65%	12.92%		12.92%
2023	—	$10.99	$10.99	$2	0.80%	0.80%	—	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
VIP - Investor Freedom 2045 Investor Class (7)
2025	1	$14.94	$14.94	$23	0.25%	0.25%	0.42%	19.33%		19.33%
2024	2	$12.52	$12.52	$27	0.10%	0.25%	4.10%	13.62%		13.45%
2023	—	$11.03	$11.03	$3	0.25%	0.25%	2.28%	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
VIP - Freedom 2050 Initial Class (7)
2025	—	$14.75	$14.75	$1	0.80%	0.80%	0.97%	18.76%		18.76%
2024	—	$12.42	$12.42	$—	0.80%	0.80%	0.14%	12.92%		12.92%
2023	—	$—	$—	$2	0.80%	0.80%	—	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
VIP - Investor Freedom 2050 Investor Class (7)
2025	21	$14.94	$14.94	$318	0.25%	0.25%	1.14%	19.42%		19.42%
2024	18	$12.51	$12.51	$226	0.10%	0.25%	1.95%	—		—
2023	—	—	—	—	—	—	—	—		—
2022	—	—	—	—	—	—	—	—		—
2021	—	—	—	—	—	—	—	—		—
VIP - Freedom Lifetime Income I Initial Class
2025	42	$22.20	$22.20	$930	0.60%	0.60%	3.38%	9.04%		9.04%
2024	46	$20.36	$20.36	$937	0.60%	0.60%	3.50%	3.67%		3.67%
2023	57	$19.64	$19.64	$1,117	0.60%	0.60%	4.31%	7.25%		7.25%
2022	62	$18.31	$18.31	$1,132	0.60%	0.60%	2.23%	(12.54%	)	(12.54%	)
2021	73	$20.94	$20.94	$1,524	0.60%	0.60%	1.01%	2.64%		2.64%
VIP - Freedom Lifetime Income II Initial Class
2025	32	$26.72	$26.72	$883	0.60%	0.60%	3.21%	10.14%		10.14%
2024	35	$24.26	$24.26	$862	0.60%	0.60%	3.46%	4.93%		4.93%
2023	38	$23.12	$23.12	$883	0.60%	0.60%	3.83%	9.14%		9.14%
2022	41	$21.18	$21.18	$869	0.60%	0.60%	2.15%	(14.34%	)	(14.34%	)
2021	44	$24.73	$24.73	$1,088	0.60%	0.60%	1.05%	5.63%		5.63%

71	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Freedom Lifetime Income III Initial Class
2025	73	$33.15	$33.15	$2,445	0.60%	0.60%	2.69%	12.91%		12.91%
2024	78	$29.36	$29.36	$2,303	0.60%	0.60%	2.73%	7.15%		7.15%
2023	83	$27.40	$27.40	$2,277	0.60%	0.60%	3.07%	12.05%		12.05%
2022	88	$24.45	$24.45	$2,151	0.60%	0.60%	2.02%	(16.54%	)	(16.54%	)
2021	93	$29.30	$29.30	$2,729	0.60%	0.60%	1.06%	9.12%		9.12%
VIP - Disciplined Small Cap Initial Class
2025	36	$39.53	$37.99	$1,447	0.80%	1.00%	0.97%	16.47%		16.21%
2024	45	$33.94	$32.69	$1,538	0.80%	1.00%	1.13%	15.93%		15.72%
2023	50	$29.28	$28.25	$1,462	0.80%	1.00%	1.02%	20.00%		19.77%
2022	43	$24.40	$23.59	$1,049	0.80%	1.00%	0.81%	(18.89%	)	(19.06%	)
2021	55	$30.08	$29.15	$1,626	0.80%	1.00%	0.39%	19.69%		19.45%
VIP - Disciplined Small Cap Investor Class
2025	588	$55.38	$43.38	$30,190	0.10%	0.25%	0.80%	17.18%		17.00%
2024	727	$47.26	$37.07	$31,942	0.10%	0.25%	1.06%	16.70%		16.52%
2023	744	$40.50	$59.03	$27,950	0.10%	0.25%	0.96%	20.71%		20.55%
2022	739	$33.55	$48.97	$23,041	0.10%	0.25%	0.78%	(18.36%	)	(18.49%	)
2021	760	$41.10	$60.08	$29,070	0.10%	0.25%	0.32%	20.50%		20.32%
VIP - FundsManager 20% Investor Class
2025	2,541	$18.37	$17.81	$49,967	0.10%	1.00%	3.56%	9.09%		8.00%
2024	2,828	$16.84	$16.49	$51,234	0.10%	1.00%	3.53%	5.42%		4.50%
2023	2,988	$15.98	$15.78	$51,612	0.10%	1.00%	3.39%	8.04%		7.06%
2022	3,812	$14.79	$14.74	$61,083	0.10%	1.00%	2.24%	(9.68%	)	(10.49%	)
2021	4,257	$16.38	$16.47	$75,816	0.10%	1.00%	1.06%	3.55%		2.62%
VIP - FundsManager 30% Investor Class (7)
2025	71	$12.34	$12.16	$869	0.25%	0.80%	3.98%	10.57%		—
2024	40	$11.16	$11.16	$447	0.25%	0.25%	5.12%	—		—
2023	—	—	—	—	—	—	—	—		—
2022	—	—	—	—	—	—	—	—		—
2021	—	—	—	—	—	—	—	—		—
VIP - FundsManager 40% Investor Class (7)
2025	182	$12.73	$12.54	$2,307	0.25%	0.80%	3.95%	12.16%		11.47%
2024	64	$11.35	$11.25	$728	0.25%	0.80%	2.02%	7.36%		6.60%
2023	108	$10.59	$10.55	$1,145	0.25%	0.80%	4.09%	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
VIP - FundsManager 50% Investor Class
2025	4,582	$28.66	$25.63	$134,489	0.10%	1.00%	2.60%	14.05%		12.96%
2024	5,267	$25.13	$22.69	$135,458	0.10%	1.00%	2.34%	8.40%		7.43%
2023	6,084	$23.19	$21.12	$144,773	0.10%	1.00%	2.51%	12.83%		11.82%
2022	6,677	$20.55	$18.89	$141,775	0.10%	1.00%	1.97%	(14.01%	)	(14.78%	)
2021	7,299	$23.90	$22.17	$180,611	0.10%	1.00%	1.15%	9.91%		8.92%
VIP - FundsManager 60% Investor Class
2025	5,737	$33.01	$36.55	$176,620	0.10%	1.40%	2.21%	15.62%		14.11%
2024	6,187	$28.55	$32.03	$165,351	0.10%	1.40%	1.97%	9.47%		8.03%
2023	7,338	$26.08	$29.65	$178,862	0.10%	1.40%	2.34%	14.05%		12.58%
2022	7,810	$22.87	$26.34	$167,041	0.10%	1.40%	1.76%	(15.14%	)	(16.25%	)
2021	8,498	$26.95	$31.45	$214,965	0.10%	1.40%	1.13%	12.23%		10.77%
VIP - FundsManager 70% Investor Class
2025	5,228	$37.61	$30.96	$193,101	0.10%	1.00%	1.93%	17.02%		15.96%
2024	5,312	$32.14	$26.70	$167,524	0.10%	1.00%	1.80%	10.77%		9.79%
2023	5,248	$29.02	$24.32	$149,468	0.10%	1.00%	2.08%	15.61%		14.58%
2022	5,206	$25.10	$21.23	$128,432	0.10%	1.00%	1.64%	(15.75%	)	(16.51%	)
2021	5,180	$29.79	$25.43	$151,819	0.10%	1.00%	1.06%	14.41%		13.38%
VIP - FundsManager 85% Investor Class
2025	2,180	$45.03	$34.94	$93,915	0.10%	1.00%	1.49%	19.35%		18.24%
2024	2,133	$37.73	$29.55	$77,485	0.10%	1.00%	1.41%	12.39%		11.38%
2023	2,016	$33.57	$26.53	$65,344	0.10%	1.00%	1.60%	17.55%		16.51%
2022	2,109	$28.56	$22.77	$57,893	0.10%	1.00%	1.12%	(17.15%	)	(17.90%	)
2021	2,048	$34.47	$27.74	$67,739	0.10%	1.00%	0.97%	17.71%		16.65%
VIP - Consumer Staples Initial Class
2025	19	$35.76	$34.44	$685	0.80%	1.00%	1.71%	(3.77%	)	(3.96%	)
2024	27	$37.16	$35.86	$997	0.80%	1.00%	2.55%	4.72%		4.52%
2023	31	$35.48	$34.31	$1,096	0.80%	1.00%	2.01%	2.31%		2.11%
2022	36	$34.68	$33.60	$1,256	0.80%	1.00%	1.85%	(1.41%	)	(1.61%	)
2021	29	$35.17	$34.15	$1,040	0.80%	1.00%	1.79%	13.33%		13.10%

72	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Consumer Staples Investor Class
2025	342	$37.15	$39.07	$13,015	0.10%	0.25%	1.80%	(3.15%	)	(3.29%	)
2024	402	$38.36	$40.40	$15,828	0.10%	0.25%	2.01%	5.35%		5.19%
2023	499	$36.41	$48.06	$18,697	0.10%	0.25%	1.84%	2.97%		2.83%
2022	560	$35.36	$46.74	$20,389	0.10%	0.25%	1.71%	(0.78%	)	(0.94%	)
2021	508	$35.64	$47.18	$18,702	0.10%	0.25%	1.83%	13.99%		13.82%
VIP - Materials Initial Class
2025	21	$30.83	$29.69	$667	0.80%	1.00%	1.09%	10.50%		10.29%
2024	32	$27.90	$26.92	$890	0.80%	1.00%	1.01%	(3.22%)		(3.44%)
2023	48	$28.83	$27.88	$1,364	0.80%	1.00%	1.34%	6.73%		6.52%
2022	56	$27.01	$26.17	$1,495	0.80%	1.00%	1.14%	(10.50%	)	(10.69%	)
2021	45	$30.18	$29.30	$1,355	0.80%	1.00%	0.76%	32.36%		32.09%
VIP - Materials Investor Class
2025	138	$31.74	$33.65	$4,650	0.10%	0.25%	1.11%	11.13%		10.95%
2024	143	$28.56	$30.33	$4,385	0.10%	0.25%	1.07%	(2.64%)		(2.79%)
2023	198	$29.34	$63.25	$6,277	0.10%	0.25%	1.16%	7.46%		7.31%
2022	264	$27.30	$58.94	$7,725	0.10%	0.25%	1.08%	(10.00%	)	(10.13%	)
2021	221	$30.33	$65.59	$7,352	0.10%	0.25%	0.57%	33.26%		33.06%
VIP - Communication Services Initial Class
2025	81	$51.45	$49.55	$4,179	0.80%	1.00%	—	33.32%		33.06%
2024	73	$38.59	$37.24	$2,804	0.80%	1.00%	—	32.96%		32.67%
2023	128	$29.02	$28.07	$3,702	0.80%	1.00%	—	56.13%		55.83%
2022	56	$18.59	$18.01	$1,049	0.80%	1.00%	—	(38.63%	)	(38.76%	)
2021	72	$30.29	$29.41	$2,196	0.80%	1.00%	—	14.72%		14.49%
VIP - Communication Services Investor Class
2025	406	$73.18	$56.20	$27,669	0.10%	0.25%	—	34.15%		33.94%
2024	335	$54.55	$41.96	$16,845	0.10%	0.25%	—	33.76%		33.56%
2023	380	$40.78	$76.20	$14,205	0.10%	0.25%	—	57.10%		56.84%
2022	255	$25.96	$48.58	$6,062	0.10%	0.25%	—	(38.24%	)	(38.32%	)
2021	300	$42.03	$78.76	$11,694	0.10%	0.25%	—	15.48%		15.31%
VIP - Hedged Equity Investor Class (C)
2025	24	$11.74	$11.73	$276	0.10%	0.25%	1.13%	—		—
2024	—	—	—	—	—	—	—	—		—
2023	—	—	—	—	—	—	—	—		—
2022	—	—	—	—	—	—	—	—		—
2021	—	—	—	—	—	—	—	—		—
VIP - Emerging Markets Initial Class
2025	47	$19.35	$18.67	$900	0.80%	1.00%	2.26%	40.12%		39.75%
2024	38	$13.81	$13.36	$526	0.80%	1.00%	1.35%	9.15%		8.97%
2023	47	$12.66	$12.26	$595	0.80%	1.00%	2.28%	8.82%		8.61%
2022	47	$11.63	$11.29	$547	0.80%	1.00%	1.81%	(20.77%	)	(20.94%	)
2021	48	$14.68	$14.28	$702	0.80%	1.00%	1.84%	(3.02%	)	(3.22%	)
VIP - Emerging Markets Investor Class
2025	866	$27.36	$21.04	$22,496	0.10%	0.25%	2.26%	40.96%		40.72%
2024	735	$19.41	$14.95	$13,510	0.10%	0.25%	1.32%	9.79%		9.62%
2023	805	$17.68	$36.38	$13,535	0.10%	0.25%	2.12%	9.50%		9.30%
2022	818	$16.15	$33.28	$12,545	0.10%	0.25%	1.69%	(20.27%	)	(20.39%	)
2021	789	$20.26	$41.80	$15,195	0.10%	0.25%	1.84%	(2.37%	)	(2.52%	)
VIP - Floating Rate High Income Initial Class
2025	112	$15.37	$15.01	$1,724	0.80%	1.00%	7.09%	4.49%		4.24%
2024	133	$14.71	$14.40	$1,946	0.80%	1.00%	7.10%	7.63%		7.38%
2023	134	$13.67	$13.41	$1,834	0.80%	1.00%	5.64%	11.32%		11.07%
2022	198	$12.28	$12.07	$2,443	0.80%	1.00%	5.06%	(1.34%	)	(1.52%	)
2021	93	$12.45	$12.26	$1,153	0.80%	1.00%	2.86%	4.36%		4.15%
VIP - Floating Rate High Income Investor Class
2025	1,687	$16.62	$16.33	$27,855	0.10%	0.25%	7.52%	5.26%		5.08%
2024	1,951	$15.79	$15.54	$30,601	0.10%	0.25%	7.22%	8.25%		8.09%
2023	2,036	$14.59	$14.38	$29,537	0.10%	0.25%	7.29%	12.15%		11.99%
2022	1,973	$13.01	$12.84	$25,553	0.10%	0.25%	4.19%	(0.68%	)	(0.85%	)
2021	1,971	$13.10	$12.95	$25,709	0.10%	0.25%	2.99%	4.97%		4.82%
VIP - Bond Index Initial Class
2025	3,525	$11.47	$10.71	$40,120	0.10%	1.00%	3.44%	6.90%		5.93%
2024	3,233	$10.73	$10.11	$34,520	0.10%	1.00%	3.20%	1.11%		0.20%
2023	2,729	$10.61	$10.09	$28,838	0.10%	1.00%	2.51%	5.39%		4.47%
2022	2,506	$10.07	$9.66	$25,136	0.10%	1.00%	1.80%	(13.30%	)	(14.10%	)
2021	2,322	$11.61	$11.25	$26,880	0.10%	1.00%	0.96%	(2.05%	)	(2.93%	)

73	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Total Market Index Initial Class
2025	2,938	$26.09	$24.36	$76,152	0.10%	1.00%	1.13%	17.00%		15.94%
2024	2,834	$22.30	$21.01	$62,836	0.10%	1.00%	1.40%	23.57%		22.44%
2023	2,346	$18.05	$17.16	$42,089	0.10%	1.00%	1.10%	25.94%		24.81%
2022	2,338	$14.33	$13.75	$33,370	0.10%	1.00%	1.45%	(19.30%	)	(20.02%	)
2021	1,924	$17.76	$17.19	$34,042	0.10%	1.00%	1.23%	25.56%		24.43%
VIP - Extended Market Index Initial Class
2025	537	$18.07	$16.87	$9,658	0.10%	1.00%	1.22%	12.24%		11.21%
2024	533	$16.10	$15.17	$8,538	0.10%	1.00%	1.36%	12.19%		11.14%
2023	540	$14.35	$13.65	$7,708	0.10%	1.00%	1.66%	17.35%		16.27%
2022	646	$12.23	$11.74	$7,867	0.10%	1.00%	1.57%	(18.23%	)	(18.93%	)
2021	487	$14.96	$14.48	$7,252	0.10%	1.00%	1.17%	21.12%		20.03%
VIP - International Index Initial Class
2025	1,861	$16.98	$15.86	$31,353	0.10%	1.00%	3.07%	32.97%		31.84%
2024	1,498	$12.77	$12.03	$19,017	0.10%	1.00%	2.90%	5.00%		4.07%
2023	1,521	$12.16	$11.56	$18,404	0.10%	1.00%	2.87%	16.01%		15.04%
2022	1,489	$10.48	$10.05	$15,552	0.10%	1.00%	2.44%	(16.08%	)	(16.88%	)
2021	1,233	$12.49	$12.09	$15,364	0.10%	1.00%	2.79%	7.61%		6.64%
VIF - Emerging Markets Equity Portfolio - Class I
2025	256	$18.78	$40.67	$5,839	0.10%	1.00%	0.36%	32.81%		31.62%
2024	325	$14.14	$30.90	$5,526	0.10%	1.00%	1.39%	7.71%		6.73%
2023	349	$13.13	$28.95	$5,799	0.10%	1.00%	1.64%	11.82%		10.87%
2022	363	$11.74	$26.11	$5,415	0.10%	1.00%	0.43%	(25.13%	)	(25.84%	)
2021	327	$15.68	$35.21	$6,786	0.10%	1.00%	0.86%	2.88%		1.96%
VIF - Emerging Markets Debt Portfolio - Class I
2025	376	$17.76	$40.64	$8,011	0.10%	1.00%	14.21%	15.25%		14.19%
2024	405	$15.41	$35.59	$7,602	0.10%	1.00%	10.16%	11.12%		10.12%
2023	430	$13.87	$32.32	$7,322	0.10%	1.00%	8.76%	11.76%		10.74%
2022	506	$12.41	$29.19	$7,662	0.10%	1.00%	7.55%	(18.84%	)	(19.56%	)
2021	558	$15.29	$36.29	$10,422	0.10%	1.00%	5.09%	(2.12%	)	(3.00%	)
VIF - Global Strategist - Class II
2025	143	$26.22	$26.05	$3,690	0.10%	1.00%	—	17.32%		16.09%
2024	189	$22.35	$22.44	$4,118	0.10%	1.00%	—	7.36%		6.50%
2023	190	$20.82	$21.07	$3,885	0.10%	1.00%	1.65%	13.96%		12.90%
2022	193	$18.27	$18.66	$3,478	0.10%	1.00%	—	(17.03%	)	(17.75%	)
2021	214	$22.02	$22.69	$4,672	0.10%	1.00%	1.83%	8.26%		7.28%
Lazard - Retirement Emerging Markets Portfolio - Investor
2025	339	$21.55	$24.97	$8,469	0.10%	1.00%	2.96%	41.96%		40.60%
2024	331	$15.18	$17.76	$5,752	0.10%	1.00%	3.65%	7.57%		6.67%
2023	378	$14.11	$16.65	$6,099	0.10%	1.00%	5.07%	22.49%		21.43%
2022	394	$11.52	$13.71	$5,222	0.10%	1.00%	3.47%	(15.04%	)	(15.84%	)
2021	502	$13.56	$16.29	$7,767	0.10%	1.00%	2.11%	5.69%		4.74%
Invesco - V.I. Global Core Equity Series I
2025	224	$32.21	$35.23	$7,045	0.10%	1.00%	1.39%	15.45%		14.27%
2024	236	$27.90	$30.83	$6,340	0.10%	1.00%	1.14%	16.73%		15.82%
2023	240	$23.90	$26.62	$5,495	0.10%	1.00%	0.50%	21.58%		20.50%
2022	249	$19.66	$22.09	$4,719	0.10%	1.00%	0.35%	(21.94%	)	(22.65%	)
2021	254	$25.19	28.56	$6,137	0.10%	1.00%	0.98%	15.86%		14.81%
Allspring - VT Discovery SMID Cap Growth Class 2 (5)(6)
2025	43	$83.03	$78.69	$3,499	0.80%	1.00%	—	4.55%		4.18%
2024	44	$79.42	$75.53	$3,462	0.80%	1.00%	—	17.18%		17.12%
2023	47	$67.78	$64.49	$3,171	0.80%	1.00%	—	19.18%		18.95%
2022	48	$56.87	$54.22	$2,747	0.80%	1.00%	—	(38.35%	)	(38.47%	)
2021	52	$92.24	$88.12	$4,777	0.80%	1.00%	—	(5.80%	)	(5.99%	)
Allspring - VT Opportunity Class 2 (5)
2025	15	$99.84	$94.62	$1,452	0.80%	1.00%	0.05%	5.85%		5.64%
2024	16	$94.32	$89.57	$1,436	0.80%	1.00%	0.05%	14.12%		13.90%
2023	16	$82.64	$78.64	$1,327	0.80%	1.00%	—	25.49%		25.25%
2022	17	$65.86	$62.79	$1,155	0.80%	1.00%	—	(21.44%	)	(21.60%	)
2021	19	$83.83	$80.09	$1,585	0.80%	1.00%	0.04%	23.78%		23.53%

74	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
PVIT - Commodity Real Return Strategy Portfolio - Administrative
2025	791	$9.82	$8.67	$7,735	0.10%	1.00%	2.87%	18.60%		17.64%
2024	463	$8.28	$7.37	$3,812	0.10%	1.00%	2.14%	4.06%		3.08%
2023	523	$7.95	$7.15	$4,145	0.10%	1.00%	16.79%	(7.95%)		(8.80%)
2022	813	$8.64	$7.84	$6,959	0.10%	1.00%	24.65%	8.52%		7.76%
2021	600	$7.96	$7.29	$4,758	0.10%	1.00%	4.87%	33.21%		32.28%
PVIT - Low Duration Portfolio - Administrative
2025	2,458	$12.82	$11.73	$31,778	0.10%	1.00%	3.94%	5.43%		4.45%
2024	2,149	$12.16	$11.23	$26,493	0.10%	1.00%	3.99%	4.39%		3.41%
2023	2,422	$11.65	$10.86	$28,583	0.10%	1.00%	3.59%	4.88%		3.89%
2022	2,859	$11.11	$10.45	$32,188	0.10%	1.00%	1.66%	(5.85%	)	(6.65%	)
2021	3,207	$11.80	$11.19	$38,427	0.10%	1.00%	0.52%	(1.03%	)	(1.92%	)
PVIT - Real Return Portfolio - Administrative
2025	860	$14.96	$14.35	$13,272	0.10%	1.00%	3.32%	7.70%		6.77%
2024	865	$13.89	$13.44	$12,410	0.10%	1.00%	2.62%	2.03%		1.13%
2023	1,066	$13.61	$13.29	$15,044	0.10%	1.00%	2.99%	3.57%		2.63%
2022	1,354	$13.14	$12.95	$18,439	0.10%	1.00%	7.06%	(12.00%	)	(12.78%	)
2021	1,458	$14.93	$14.85	$22,642	0.10%	1.00%	4.97%	5.48%		4.53%
PVIT - Total Return Portfolio - Administrative
2025	1,992	$14.48	$13.70	$29,781	0.10%	1.00%	4.11%	8.79%		7.79%
2024	2,109	$13.31	$12.71	$29,044	0.10%	1.00%	4.04%	2.43%		1.52%
2023	2,225	$13.00	$12.52	$29,952	0.10%	1.00%	3.56%	5.84%		4.85%
2022	2,758	$12.28	$11.94	$35,046	0.10%	1.00%	2.59%	(14.39%	)	(15.14%	)
2021	3,336	$14.34	$14.07	$49,452	0.10%	1.00%	1.82%	(1.37%	)	(2.25%	)
Blackrock - Global Allocation V.I. Fund - Class I
2025	1,263	$23.81	$21.02	$29,765	0.10%	1.00%	3.35%	19.41%		18.36%
2024	1,382	$19.94	$17.76	$27,254	0.10%	1.00%	1.19%	11.19%		10.17%
2023	1,515	$17.93	$16.12	$27,413	0.10%	1.00%	1.85%	10.22%		9.23%
2022	1,835	$16.27	$14.76	$29,565	0.10%	1.00%	—	(16.05%	)	(16.81%	)
2021	1,976	$19.38	$17.74	$37,966	0.10%	1.00%	0.78%	6.44%		5.48%
FTVIP - Templeton Global Bond Fund - Class 2
2025	397	$10.39	$9.18	$4,069	0.10%	1.00%	—	15.57%		14.61%
2024	405	$8.99	$8.01	$3,608	0.10%	1.00%	—	(11.46%)		(12.27%)
2023	462	$10.15	$9.35	$4,657	0.10%	1.00%	—	2.77%		1.90%
2022	545	$9.88	$8.96	$5,343	0.10%	1.00%	—	(5.04%	)	(5.90%	)
2021	591	$10.40	$9.52	$6,101	0.10%	1.00%	—	(5.09%	)	—
FTVIP - Franklin U.S. Government Securities Fund - Class 2
2025	333	$11.40	$10.35	$3,762	0.10%	0.80%	3.81%	6.64%		5.83%
2024	431	$10.69	$9.53	$4,566	0.10%	0.80%	2.84%	1.27%		0.32%
2023	541	$10.56	$9.72	$5,648	0.10%	0.80%	2.74%	4.36%		3.66%
2022	563	$10.12	$9.38	$5,617	0.10%	0.80%	2.39%	(9.84%	)	(10.49%	)
2021	693	$11.22	$10.48	$7,675	0.10%	0.80%	2.38%	(1.92%	)	(2.61%	)

(1)

These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)

The unit value and total return columns labeled “Highest” correspond with the product with the lowest expense ratio. The unit value and total return columns labeled “Lowest” correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)	During 2021, the following underlying funds were renamed:

Old Name	New Name
Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund
Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

75	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

(6)	During 2023, the following underlying funds were renamed:

Old Name

Allspring VT Discovery Fund

VIP Financial Services Initial Class

VIP Financial Services Investor Class

New Name

Allspring – VT Discovery SMID Cap Growth Class 2

VIP – Financials Initial Class

VIP – Financials Investor Class

(7)	During 2023, the following underlying funds were added and commenced operations effective May 1, 2023:

VIP – Freedom 2035 Initial Class

VIP – Freedom 2040 Initial Class

VIP – Freedom 2045 Initial Class

VIP – Freedom 2050 Initial Class

VIP – FundsManager 30% Investor Class

VIP – Investor Freedom 2035 Investor Class

VIP – Investor Freedom 2040 Investor Class

VIP – Investor Freedom 2045 Investor Class

VIP – Investor Freedom 2050 Investor Class

VIP – FundsManager 40% Investor Class

(A)	Fund Merged. See Note 1
(B)	Fund Name Change. See Note 1
(C)	New Fund. See Note 1

7. Subsequent Events

Effective April 30, 2026, the VIP Freedom Income Initial Class will be renamed to VIP Freedom Retirement Initial Class.

Effective April 30, 2026, the VIP Investor Freedom Income Investor Class will be renamed to VIP Investor Freedom Retirement Investor Class.

The Invesco V.I. Global Core Equity and Invesco V.I. Global funds approved a Plan of Reorganization Agreement to transfer of all the net assets of the Invesco V.I. Global Core Equity fund in exchange for shares of the Invesco V.I. Global fund effective April 24, 2026.

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

76	Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contract Owners of Empire Fidelity Investments Variable Annuity Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than the subaccounts denoted by footnote (2), which only includes a statement of changes in net assets for the period January 1, 2024 to June 7, 2024 (date of merger)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A (other than the subaccounts denoted by footnote (2)) as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)

Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity-Income - Initial Class (1)	Fidelity VIP Equity-Income - Investor Class (1)

Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)

Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)

Fidelity VIP Asset Manager 50% - Initial Class (1)	Fidelity VIP Asset Manager 50% - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)

Fidelity VIP Asset Manager 70% - Initial Class (1)	Fidelity VIP Asset Manager 70% - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)

Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)

Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)

Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)

Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)

Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)

Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)

Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)

Fidelity VIP Financials - Initial Class (1)	Fidelity VIP Financials - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)

Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)

Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)

Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)

Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)

Fidelity VIP Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (2)	Fidelity VIP Investor Freedom 2005 - Investor Class (2)

Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)

Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)

Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)

77	Annual Report

Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom 2035 - Initial Class (1)	Fidelity VIP Investor Freedom 2035 - Investor Class (1)

Fidelity VIP Freedom 2040 - Initial Class (1)	Fidelity VIP Investor Freedom 2040 - Investor Class (1)	Fidelity VIP Freedom 2045 - Initial Class (1)

Fidelity VIP Investor Freedom 2045 - Investor Class (1)	Fidelity VIP Freedom 2050 - Initial Class (1)	Fidelity VIP Investor Freedom 2050 -Investor Class (1)

Fidelity VIP Freedom Lifetime Income I (1)	Fidelity VIP Freedom Lifetime Income II (1)	Fidelity VIP Freedom Lifetime Income III (1)

Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)	Fidelity VIP FundsManager 20% - Investor Class (1)

Fidelity VIP FundsManager 30% - Investor Class (1)	Fidelity VIP FundsManager 40% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)

Fidelity VIP FundsManager 60% - Investor Class (1)	Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)

Fidelity VIP Consumer Staples - Initial Class (1)	Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)

Fidelity VIP Materials - Investor Class (1)	Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)

Fidelity VIP Hedged Equity - Investor Class (3)	Fidelity VIP Emerging Markets - Initial Class (1)	Fidelity VIP Emerging Markets - Investor Class (1)

Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)	Fidelity VIP Bond Index - Initial Class (1)

Fidelity VIP Total Market Index - Initial Class (1)	Fidelity VIP Extended Market Index - Initial Class (1)	Fidelity VIP International Index - Initial Class (1)

Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley VIF Emerging Markets Debt Portfolio - Class I (1)	Morgan Stanley VIF Global Strategist Portfolio - Class II (1)

Lazard Retirement Emerging Markets Equity Portfolio - Investor (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Allspring VT Discovery SMID Cap Growth - Class 2 (1)

Allspring VT Opportunity Fund - Class 2 (1)	PIMCO Commodity Real Return Strategy Portfolio - Administrative (1)	PIMCO Low Duration Portfolio - Administrative (1)

PIMCO Real Return Portfolio - Administrative (1)	PIMCO Total Return Portfolio - Administrative (1)	Blackrock Global Allocation V.I. Fund - Class I (1)

Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024

(2) Statement of operations for the period January 1, 2024 to June 7, 2024 (date of merger) and statement of changes in net assets for the period January 1, 2024 to June 7, 2024 (date of merger)

(3) Statement of operations and statement of changes in net assets for the period May 1, 2025 (commencement of operations) through December 31, 2025

Basis for Opinions

These financial statements are the responsibility of the Empire Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

78	Annual Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the custodians or the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 30, 2026

We have served as the auditor of one or more of the subaccounts of Empire Fidelity Investments Variable Annuity Account A since 1991.

79	Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.EVA/E.FIA-ANN-0221

1.XXXXXX.XXX

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended December 31, 2025, 2024 and 2023

Report of Independent Auditors

To the Management and Board of Directors of Empire Fidelity Investments Life Insurance Company

Opinion

We have audited the accompanying financial statements of Empire Fidelity Investments Life Insurance Company (the “Company”), which comprise the balance sheets as of December 31, 2025 and 2024, and the related statements of comprehensive income, of stockholder’s equity and of cash flows for the years then ended, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for long-duration insurance and annuity contracts in 2025.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

1

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 30, 2026

2

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

BALANCE SHEETS

(in thousands, except share data)

	December 31, 2025	December 31, 2024 (As Restated)
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $195,637 in 2025 $196,020 in 2024)	$193,989	$187,200

Policy loans	43	41

Total Investments	194,032	187,241

Cash and cash equivalents	10,306	14,792

Accrued investment income	2,179	1,920

Deferred policy acquisition costs	55,751	57,888

Reinsurance deposit and receivables	22,392	24,668

Other assets	2,720	2,522

Income taxes receivable	248	1,064

Receivable from parent and affiliates, net	811	—

Market risk benefit asset	3,740	3,572

Separate account assets	4,432,830	4,031,148

Total Assets	$4,725,009	$4,324,815

LIABILITIES

Liability for future policy benefits	$63,004	$64,607

Contract holder deposit funds	42,125	44,672

Market risk benefit liability	3,771	4,705

Payable to parent and affiliates, net	—	751

Other liabilities and accrued expenses	2,845	7,903

Deferred tax liability, net	5,317	6,045

Separate account liabilities	4,432,830	4,031,148

Total Liabilities	4,549,892	4,159,831

COMMITMENTS AND CONTINGENCIES (Note 11)

STOCKHOLDER’S EQUITY

Common stock, par value $10 per share - 200,000 shares authorized, issued, and outstanding	2,000	2,000

Additional paid-in capital	13,500	13,500

Accumulated other comprehensive income	(1,435)	(6,122)

Retained earnings	161,052	155,606

Total stockholder’s equity	175,117	164,984

Total Liabilities and Stockholder’s Equity	$4,725,009	$4,324,815

The accompanying notes are an integral part of the financial statements

3

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2025	2024 (As Restated)	2023 (As Restated)
Revenues
Fees charged to contract holders	$12,447	$12,097	$10,783
Net investment income	7,784	7,594	6,669
Fund administration fees (1)	10,511	9,901	8,787
Premiums and other, net	270	485	500
Net realized investment (losses) gains:
Net realized investment (losses) on sales	(536)	(1,574)	(3,815)

Total revenues	$30,476	$28,503	$22,924

Benefits and expenses:

Underwriting, acquisition and insurance expenses (1)	11,261	11,116	10,251

Contract and policy benefits and expenses	4,131	6,956	7,414

Liability for future policy benefits remeasurement (gain) loss	(1,639)	(3,617)	(4,360)

Market risk benefit remeasurement loss (gain)	29	181	(295)

Total benefits and expenses	13,782	14,636	13,010

Income before income taxes	16,694	13,867	9,914

Income tax expense	248	834	5,022

Net Income	16,446	13,033	4,892

Other comprehensive income (loss), before tax:
Net unrealized holding gains (losses) during the period	6,635	36	6,088

Reclassification adjustment for net realized losses included in net income	536	1,574	3,815

Changes in discount rate on the liability for future policy benefits	(1,380)	525	(1,401)

Changes in credit risk on market risk benefits	143	123	341

(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(1,246)	(474)	(1,857)

Other comprehensive income (loss), net of tax	4,688	1,784	6,986

Comprehensive income	$21,134	$14,817	$11,878

(1)	Includes affiliated company transactions (Note 12)

The accompanying notes are an integral part of the financial statements

4

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2025, 2024, and 2023

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder’s Equity
Balance at December 31, 2022	$2,000	$13,500	$(13,861)	$157,707	$159,346

Cumulative effect of adoption of accounting changes	—	—	(1,030)	(1,026)	(2,056)

Balance at December 31, 2022 (Restated)	$2,000	$13,500	$(14,891)	$156,681	$157,290

Comprehensive income:
Net Income	—	—	—	4,892	4,892
Other comprehensive income	—	—	8,046	—	8,046
Changes in discount rate on the liability for future policy benefits	—	—	(1,401)	—	(1,401)

Changes in credit risk on market risk benefits	—	—	341	—	341
Dividend paid to parent	—	—	—	(10,000)	(10,000)

Balance at December 31, 2023 (Restated)	$2,000	$13,500	$(7,905)	$151,573	$159,168

Comprehensive income:
Net Income	—	—	—	13,033	13,033
Other comprehensive income	—	—	1,135	—	1,135
Changes in discount rate on the liability for future policy benefits	—	—	525	—	525

Changes in credit risk on market risk benefits	—	—	123	—	123
Dividend paid to parent	—	—	—	(9,000)	(9,000)

Balance at December 31, 2024 (Restated)	$2,000	$13,500	$(6,122)	$155,606	$164,984

Comprehensive income:
Net Income	—	—	—	16,446	16,446
Other comprehensive income	—	—	5,925	—	5,925
Changes in discount rate on the liability for future policy benefits	—	—	(1,380)	—	(1,380)

Changes in credit risk on market risk benefits	—	—	142	—	142
Dividend paid to parent	—	—	—	(11,000)	(11,000)

Balance at December 31, 2025	$2,000	$13,500	$(1,435)	$161,052	$175,117

The accompanying notes are an integral part of the financial statements

5

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2025	2024 (As Restated)	2023 (As Restated)
Cash flows provided by (used in) operating activities:
Net income	$16,446	$13,033	$4,892
Adjustments to reconcile net income to cash provided by operating activities:
Amortization and depreciation	25	59	120
Net realized investment losses	536	1,574	3,815
(Benefit) provision for deferred taxes	(1,974)	(877)	1,708
Deferred policy acquisition costs, net	2,137	1,673	1,962
Changes in assets and liabilities:
Accrued investment income	(259)	(59)	(150)
Market risk benefits, net	(960)	645	(5,501)
Liability for future policy benefits, net	7,360	6,752	4,229
Reinsurance deposit and receivables	2,518	1,963	5,816
(Receivable) Payable to parent and affiliates, net	(1,562)	(997)	1,131
Income taxes	817	(2,894)	1,892
Other assets and other liabilities, net	(5,258)	(2,829)	4,851

Net cash provided by operating activities	19,826	18,043	24,765

Cash flows (used for) provided by investing activities:
Purchase of debt securities	(65,447)	(53,144)	(67,857)
Proceeds from sales of debt securities	45,600	54,954	62,275
Proceeds from maturities and calls of debt securities	19,668	9,488	10,683
Change in policy loans	(2)	(2)	9

Net cash (used for) provided by investing activities	(181)	11,296	5,110

Cash flows (used for) financing activities:
Deposits credited to fixed and variable annuity contracts	87,268	100,920	91,980
Net transfers from separate accounts	200,565	176,769	179,564
Withdrawals from variable annuity contracts	(298,929)	(294,664)	(285,298)
Withdrawals from fixed annuity contracts	(2,035)	(3,720)	(3,980)
Dividend paid to parent	(11,000)	(9,000)	(10,000)

Net cash (used for) financing activities	(24,131)	(29,695)	(27,734)

Net (decrease) increase in cash and cash equivalents	(4,486)	(356)	2,141

Cash and cash equivalents:
Beginning of year	14,792	15,148	13,007

End of year	$10,306	$14,792	$15,148

The accompanying notes are an integral part of the financial statements

6

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

1.   ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the “Company”) is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”), which is a wholly-owned subsidiary of FMR LLC. The Company operates exclusively in the State of New York.

The Company issues and services certain variable and fixed annuity contracts and variable universal life policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds (Initial Class), the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Allspring Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.

The Company services a term life insurance product with level premium paying periods from ten to twenty years.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Effective January 1, 2025, the Company adopted Accounting Standard Update (“ASU”) 2018-12, Financial Services—Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts (“LDTI”) which provides new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and requires additional disclosures including disaggregated rollforwards of significant insurance liabilities and other account balances as well as disclosures about significant inputs, judgments, assumptions and methods used in measurement.

7

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Adoption of Long Duration Targeted Improvements

The Company adopted the LDTI guidance effective January 1, 2025 with a transition date of January 1, 2023. The Company elected the modified retrospective basis for the liability for future policy benefits, deferred acquisition costs and related balances where permitted, and market risk benefits applied a retrospective transition approach as required. As a result of applying the guidance, results for 2024 and 2023 have been restated under the LDTI guidance.

The Company recorded a cumulative effect adjustment of $1,026 as a decrease to retained earnings and a cumulative effect adjustment of $1,030 as a decrease to accumulated other comprehensive income (“AOCI”) as of January 1, 2023, as shown below.

	Retained Earnings	Accumulated Other Comprehensive Income (AOCI)
Deferred Acquisition Costs
Adjustment for unrealized gains and other	$(1,983)	$(2,787)
Reinsurance Receivables
Adjustment under the modified retrospective approach	5,976	—
Effect of remeasurement using current discount rate	—	2,426
Liability for Future Policy Benefits
Adjustment under the modified retrospective approach	348	—
Effect of remeasurement using current discount rate	—	(63)
Market Risk Benefits
Adjustment under the retrospective approach	(5,573)	—
Adjustment for own credit risk	—	(880)
Other Assets	(67)	—

Sub-total	(1,299)	(1,304)
Tax	(273)	(274)

Total	$(1,026)	$(1,030)

8

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The following details the transition adjustment to reconcile the ending asset or liability balances as of December 31, 2022, to the opening balance as of January 1, 2023 which is the earliest period presented within the financial statements for those balances impacted by LDTI with the associated disaggregated disclosure requirements.

Deferred Acquisition Costs

	Variable Annuities	Term and Other	Total
Balance as of December 31, 2022	$65,980	$313	$66,293

Adjustment for unrealized gains and other	(4,539)	(232)	(4,771)

Balance as of January 1, 2023	$61,441	$81	$61,522

Upon the adoption of LDTI for deferred acquisition costs, an adjustment to the opening balance of AOCI was recorded related to the reversal of unrealized gains and losses on investments and an adjustment to the opening balance of retained earnings for legacy balances.

Reinsurance Receivables

Total
Balance as of December 31, 2022	$24,691

Adjustment for modified retrospective approach	199

Effect of remeasurement at the current discount rate	2,426

Adjustment for reinsured market risk benefits	5,777

Balance as of January 1, 2023	$33,093

Reinsurance receivables are measured in a manner consistent with the underlying reinsured contracts. Reinsurance receivables was updated to reflect certain cash flow assumption updates as an adjustment to the opening balance of retained earnings upon adoption of LDTI. Remeasurement of the reinsurance receivable at the current upper-medium grade fixed-income instrument yield, which was generally lower than the locked-in interest accretion rate, was reflected as an adjustment to the opening balance of AOCI upon the adoption of LDTI. The valuation of reinsured market risk benefits was reflected as an adjustment to the opening balance of retained earnings.

9

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Liability for Future Policy Benefits

	Payout Annuities	Term and Other	Total
Balance as of December 31, 2022	$39,683	$3,959	$43,642

Adjustment for modified retrospective approach	(7,819)	(1,046)	(8,866)

Reclassification from contract holder deposit funds	32,021	—	32,021

Effect of remeasurement at the current discount rate	70	(7)	63

Balance as of January 1, 2023	63,955	2,905	66,860

Reconciling Items:
Deferred profit liability	8,517	—	8,517

Balance as of January 1, 2023	$72,472	$2,905	$75,377

The impact of updating certain cash flow assumptions and measuring the liability for future policy benefits at the issue-year cohort level was reflected as an adjustment to the opening balance of retained earnings upon adoption of LDTI. The remeasurement of the liability at the current upper-medium grade fixed-income instrument yield, which was generally lower than the locked-in interest accretion rate, was reflected as an adjustment to the opening balance of AOCI upon the adoption of LDTI. In addition, the Company reclassified the fixed portion of certain life contingent income annuity products that was previously included in contract holder deposit funds to the Liability for future policy benefits upon adoption of LDTI.

Market Risk Benefits (“MRB”)

Variable Annuities
Balance as of December 31, 2022	$—

Adjustments for credit risk	880

Adjustment for remeasurement as MRB	5,573

Balance as of January 1, 2023	$6,453

The valuation of contracts as MRBs was reflected as an adjustment to the opening balance of retained earnings (exclusive of credit risk changes). The cumulative effect of changes in the Company’s own credit risk between the original contract issue date and the transition date was recorded as an adjustment to AOCI.

The following tables presents amounts previously reported in 2024 and 2023, the effect on the amounts from adopting LDTI and the restated amounts for impacted line items reflected in the Financial Statements.

10

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Balance Sheet

	As of December 31, 2024
(Impacted Lines Only)	As Originally Reported	Effect of Adopting LDTI	As Restated
Assets
Deferred policy acquisition costs	$65,543	$(7,655)	$57,888
Reinsurance deposit and receivables	22,031	2,637	24,668
Market risk benefit asset	—	3,572	3,572
Income taxes receivable	1,032	32	1,064
Other assets	2,591	(69)	2,522

Total Assets	$4,326,297	$(1,482)	$4,324,815

Liabilities
Liability for future policy benefits	$37,499	$27,108	$64,607
Contract holder deposit funds	72,400	(27,728)	44,672
Market risk benefit liability	—	4,705	4,705
Deferred tax liability, net	7,240	(1,195)	6,045

Total Liabilities	4,156,941	2,890	4,159,831

Stockholder’s Equity
Accumulated other comprehensive (loss) income	(6,222)	100	(6,122)
Retained earnings	160,078	(4,472)	155,606

Total Stockholder’s Equity	169,355	(4,372)	164,984

Total Liabilities and Stockholder’s equity	$4,326,297	$(1,482)	$4,324,815

11

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Statement of Comprehensive Income

		For the years ended December 31,
	2024			2023
(Impacted Lines Only)	As Originally Reported	Effect of Adopting LDTI	As Restated	As Originally Reported	Effect of Adopting LDTI	As Restated
Revenues
Interest on reinsurance deposit	1,043	(1,043)	—	1,112	(1,112)	—
Premiums and other, net	363	122	485	410	90	500

Total revenues	$29,424	$(921)	$28,503	$23,945	$(1,021)	$22,924

Benefits and Expenses
Underwriting, acquisition and insurance expenses	$9,113	$2,003	$11,116	$7,526	$2,725	$10,251
Contract and policy benefits and expenses	4,214	2,742	6,956	4,309	3,105	7,414
Liability for future policy benefits remeasurement (gain) loss	—	(3,617)	(3,617)	—	(4,360)	(4,360)
Market risk benefit remeasurement (gain) loss	—	181	181	—	(295)	(295)

Total benefits and expenses	13,327	1,309	14,636	11,835	1,175	13,010

Income before income taxes	16,097	(2,230)	13,867	12,111	(2,197)	9,914
Income tax expense	1,295	(461)	834	5,542	(520)	5,022

Net Income	$14,802	$(1,769)	$13,033	$6,569	$(1,677)	$4,892

Other comprehensive (loss) income, before tax:
Net unrealized investment (losses) gains during the period	(396)	432	36	4,678	1,410	6,088
Changes in discount rate on the liability for future policy benefits	—	525	525	—	(1,401)	(1,401)

Changes in credit risk on market risk benefits	—	123	123	—	341	341
(Provision) benefit for income taxes related to items of other comprehensive (loss) income	(248)	(226)	(474)	(1,784)	(73)	(1,857)

Other comprehensive income (loss), net of tax	930	854	1,784	6,709	277	6,986

Comprehensive income (loss)	$15,732	$(915)	$14,817	$13,278	$(1,400)	$11,878

12

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Statements of Cash Flows

		For the years ended December 31,
	2024			2023
(Impacted Lines Only)	As Originally Reported	Effect of Adopting LDTI	As Restated	As Originally Reported	Effect of Adopting LDTI	As Restated
Cash flows provided by (used for) operating activities:
Net Income	$14,802	$(1,769)	$13,033	$6,569	$(1,677)	$4,892
Adjustments to reconcile net income to cash provided by operating activities:
Provision (benefit) for deferred taxes	(416)	(461)	(877)	2,197	(489)	1,708
Change in assets and liabilities:
Deferred policy acquisition costs, net of amortization	(330)	2,003	1,673	(765)	2,727	1,962
Market risk benefits remeasurement gain or loss, net	—	645	645	—	(5,501)	(5,501)
Liability for future policy benefits, net	7,244	(492)	6,752	4,303	(74)	4,229
Reinsurance deposit and receivables	1,883	80	1,963	776	5,040	5,816
Income taxes	(2,894)	—	(2,894)	1,925	(33)	1,892
Other assets and other liabilities, net	(2,823)	(6)	(2,829)	4,845	7	4,852

Net cash provided by operating activities	$18,043	$—	$18,043	$24,765	$—	$24,765

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

13

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investments (continued)

The Company evaluates available-for-sale investments that experience declines in fair value for impairment. Impairment related to credit losses on available-for-sale investments is recorded in the statements of comprehensive income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of AOCI. The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings). If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company writes down the amortized cost to fair value and records an impairment loss in earnings.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $8,404 and $12,953 at December 31, 2025, and 2024, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $540 and $1,519 at December 31, 2025, and 2024, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Reinsurance expense allowances are recognized when earned.

14

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Liability for Future Policy Benefits

The liability for future policy benefits (“LFPB”) represents the present value of expected future benefit payments to policyholders and related expenses less the present value of the net premiums for fixed income annuities with life contingency (limited-payment contracts or payout annuities) and term life insurance. Net premiums represent the net portion of gross premiums required to fund future benefit payments and are calculated using a net premium ratio. The reserves are computed using certain assumptions related to the discount rate and policyholder behavior including mortality and lapse which are based on the Company’s experience, industry results, emerging trends and future expectations. For purposes of the liability measurement, contracts are grouped into cohorts based primarily on issue year and product type.

Cash flow assumptions are established at contract issuance and incorporated in the calculation of the cohort’s net premium ratio. The net premium ratio and liability for future policy benefits are updated retrospectively for actual experience, whereas future cash flow assumptions are reviewed annually and updated if required or more frequently if actual experience suggests a revision is necessary. The Company locks in expense assumptions at issuance for each cohort.

The updated net premium ratio is used to compute a revised liability for future policy benefits at the beginning of the period, discounted using the same rate at contract issuance, and is then compared to the carrying amount of the liability as of that same date to determine the current period remeasurement gain or loss. The remeasurement gain or loss is recorded through current period earnings in “Liability for future policy benefits remeasurement gains and (losses)” in the Statements of Comprehensive Income.

If net premiums exceed gross premiums, the net premium ratio is capped at 100% by increasing the corresponding liability and recording a loss in the Statements of Comprehensive Income. In addition, the liability is never recorded at an amount less than zero for the cohort.

The discount rate is based on the assumed investment yield for contracts issued prior to January 1, 2023, unless there was a historical loss recognition that required premium deficiency reserves to be established with an updated discount rate. For contracts issued after January 1, 2023, the discount rate is based on the upper-medium grade fixed income instrument yield for which the Company used a corporate single A rate matched to the underlying duration of the insurance liability and has maximized the use of observable market data where available. The definition of upper medium grade is based on Moody’s definition which includes the spectrum of A (i.e., A- to A+). The discount rate for each cohort is locked-in for the purposes of interest accretion expense. However, the liability is remeasured using the current single A rate at each reporting period with the effect on the liability resulting from the update recorded in “Changes in discount rate on the liability for future policy benefits” as a component of AOCI.

In addition, for limited-payment contracts, the liability for future policy benefits also includes a deferred profit liability (“DPL”) representing gross premiums received in excess of net premiums. The DPL is recognized in the liability for future policy benefits and is amortized into income in relation to benefit payments for annuity contracts. When the premium ratio for the corresponding liability for future policy benefits liability is revised, the DPL is retrospectively recalculated from contract issuance to the current reporting period with the revised DPL at the beginning of the period recorded through “Liability for future policy benefits liability remeasurement gains and (losses)” in the Statements of Comprehensive Income.

15

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Market Risk Benefits

Market risk benefits (“MRB”) represents contracts or contract features that provide protection to the contract holder and exposes the Company to other than nominal capital market risk. The Company provides death or withdrawal benefit guarantees contained in variable annuity contracts. These benefits are accounted for using a fair value measurement framework. Market risk benefits in an asset position are presented separately from those in a liability position as there is no legal right of offset between contracts. The fair value of market risk benefits is calculated as the present value of expected future benefit payments to contract holders less the present value of expected future fees attributable to the market risk benefits. The fair value of market risk benefits is based on assumptions a market participant would use in valuing market risk benefits. Changes in the fair value of market risk benefits are recorded in net income, in “Market risk benefit remeasurement gain or loss,” in the Statements of Comprehensive Income except for the portion of the change attributable to changes in the Company’s credit risk which is recorded in AOCI.

Contract Holder Deposit Funds

Policyholder account balances consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product and for fixed income annuities with no life contingencies. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company records reinsurance receivables in a manner consistent with the direct contract.

For limited-payment contracts and term life insurance, the Company applies a net premium ratio to measure the reinsurance receivables and groups cohorts consistent with the underlying reinsured contracts. The reinsurance receivable is remeasured using the current single A rate at each reporting period with the effect on the reinsurance receivable resulting from the update recorded in “Changes in discount rate on the liabilities for future policy benefits” as a component of AOCI. For reinsurance of limited-payment contracts, the Company establishes a cost of reinsurance asset related to the direct DPL which is recognized in “Reinsurance deposit and receivables” in the Consolidated Balance Sheets and is amortized into income using the same methodology and assumptions to amortize the direct DPL.

The Company reinsures certain guaranteed minimum death benefit and guaranteed minimum withdrawal benefit guarantees contained in variable annuity contracts which are MRBs. Reinsurance receivables for MRBs are recognized in a manner consistent with the underlying direct liabilities and measured at fair value which is recorded in net income in “Market risk benefits remeasurement gain or loss,” in the Consolidated Statements of Comprehensive Income inclusive the portion of the change attributable to changes in the reinsurer’s credit risk.

16

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Reinsurance Deposit and Receivables (continued)

The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Certain reinsurance counterparty exposure is partially held in collateral accounts which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer. The Company is subject to concentration of risk with respect to these reinsurance agreements.

Reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of- default (“PD”) / loss-given-default (“LGD”) models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management’s estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s Statements of Comprehensive Income.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 12 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting.

The Company amortizes deferred policy acquisition costs (“DAC”) by grouping contracts into cohorts based on issue year and product type consistent with the groupings used in estimating the related liabilities for contracts and amortize on a constant-level basis over the expected lifetime of the policy. The Company uses a measure as a basis for amortization that will result in a constant level amortization pattern for the expected life of the contract. Life insurance contracts are amortized in proportion to the face amount in-force. Variable deferred and variable payout annuities are amortized in proportion to policy count. Fixed payout annuities are amortized in proportion to the benefit payments.

If actual contract terminations differ from expectations, the amortization pattern is adjusted on a prospective basis. The Company uses various assumptions, estimates and judgments about the future which could impact inforce. The primary assumptions are mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders) which are consistent with those used in estimating the liability for future contract benefits. These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future.

17

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs (continued)

An internal replacement of an insurance and investment contracts is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2025, 2024, or 2023.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.

18

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Income Taxes (continued)

The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

Adoption of Accounting Pronouncements

The FASB issued new guidance that improves income tax disclosures primarily related to a company’s effective tax rate reconciliation and income taxes paid. The Company adopted the guidance effective January 1, 2025 on a prospective method. Adoption resulted in additional disclosures in the Notes to the Financial Statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

19

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.   LIABILITY FOR FUTURE POLICY BENEFITS:

The balances and changes in the present value for expected future policy benefits for payout annuities were as follows:

	Year ended December 31,
	2025	2024	2023

Present value of expected future policy benefits
Beginning balance	$54,537	$60,527	$64,004
Effect of changes in discount rate assumptions	(350)	(1,658)	(70)

Beginning balance at original discount rate	54,187	58,869	63,934

Effect of changes in cash flow assumptions	(775)	(160)	(157)
Effect of actual experience to expected experience	(253)	147	118

Adjusted balance	53,159	58,856	63,895

Issuances	3,504	866	625
Interest accrual	2,528	2,596	2,730
Benefit payments	(7,993)	(8,131)	(8,381)

Ending balance at original discount rate	51,198	54,187	58,869

Effect of changes in discount rate assumptions	1,905	350	1,658

Ending balance	$53,103	$54,537	$60,527

Net liability for future policy benefits	53,103	54,537	60,527
Less: Reinsurance recoverables	16,881	18,021	19,774

Net liability for future policy benefits after reinsurance recoverable	$36,222	$36,516	$40,753

Weighted-average liability duration (in years)	5.13	5.38	5.76
Weighted-average interest accretion rate	4.9%	4.7%	4.5%
Weighted-average current discount rate	4.9%	5.3%	4.9%

	For Years Ended December 31,
	2025	2024	2023

Expected future benefit payments - undiscounted	$71,184	$76,563	$83,732

Expected future gross premiums - undiscounted	—	—	—

Expected future benefit payments - discounted (current)	53,103	54,537	60,527

Expected future gross premiums - discounted (current)	—	—	—

The Company updated actuarial assumptions during 2025, 2024 and 2023 respectively. The impact of changes in cash flow assumptions and actual versus expected experience resulted in a $1,028 decrease, $13 decrease, and $38 decrease in the LFPB for 2025, 2024 and 2023, respectively due to favorable updates to mortality assumptions.

20

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.   LIABILITY FOR FUTURE POLICY BENEFITS (CONTINUED):

The amount of gross premiums or assessments and interest expense was as follows:

	Gross Premiums or Assessments Year ended December 31,			Interest Expense Year ended December 31,
	2025	2024	2023	2025	2024	2023
Payout Annuities	$3,504	$866	$625	$2,528	$2,596	$2,730

The following summarizes the liability for future policy benefits reported in the balance sheet:

	December 31

	2025	2024

Payout Annuities	$53,103	$54,537

Reconciling items:

Deferred profit liability	7,540	7,428

Life insurance and Other	2,361	2,642

Liability for Future Policy Benefits	$63,004	$64,607

4.   CONTRACT HOLDER DEPOSIT FUNDS:

Contract holder deposit funds include policyholder account balances related to contracts without significant insurance risk and investment contracts.

The balances and changes in contract holder deposit funds for variable deferred annuities were as follows:

	Year ended December 31,
	2025	2024	2023

Beginning balance	$44,623	$52,519	$60,978

Policy charges	(3)	(4)	(4)

Surrenders and withdrawals	(2,669)	(5,676)	(9,414)

Benefit payments	(605)	(1,442)	(437)

Net transfers from (to) separate account	(535)	(2,458)	(564)

Interest credited	1,269	1,684	1,960

Ending Balance	$42,080	$44,623	$52,519

Weighted average crediting rate	3.5%	3.5%	3.5%

Net amount of risk	$11,600	$12,427	$13,347

Cash surrender value	$42,080	$44,623	$52,519

21

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.   CONTRACT HOLDER DEPOSIT FUNDS (CONTINUED):

The account balances by range of guaranteed minimum interest crediting rate (“GMIR”) and the related range of difference between the rates credited to policyholders and the respective GMIR for variable deferred annuities were as follows.

December 31, 2025

Range of guaranteed minimum crediting rate	At guaranteed minimum	1 to 50 basis points above	51 to 150 basis points above	Greater than 150 basis points above	Total
Less than 2%	$—	$—	$—	$—	$—

2% to 4%	42,080	—	—	—	42,080

Greater than 4%	—	—	—	—	—

Total	$42,080	$—	$—	$—	$42,080

December 31, 2024

Range of guaranteed minimum crediting rate	At guaranteed minimum	1 to 50 basis points above	51 to 150 basis points above	Greater than 150 basis points above	Total
Less than 2%	$—	$—	$—	$—	$—

2% to 4%	44,623	—	—	—	44,623

Greater than 4%	—	—	—	—	—

Total	$44,623	$—	$—	$—	$44,623

The following tables summarize the amounts reported in the balance sheets:

	December 31
	2025	2024

Deferred annuities	$42,080	$44,623
Reconciling item: other	45	49

Contract holder deposit funds	$42,125	$44,672

5.   MARKET RISK BENEFITS:

The Company has certain variable annuity contracts with a guaranteed minimum death benefit (“GMDB”) feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

22

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.   MARKET RISK BENEFITS (CONTINUED):

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit (“GMWB”) feature. The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1⁄2 for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit (“GWB”) value as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday. The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59 1⁄2 or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59 1⁄2.

Contracts or contract features such as GMDB and GMWB that provide protection to the policyholder from and expose the Company to other-than-nominal capital market risk are classified as MRB. MRBs are classified as Level 3 fair value measurements as the fair value is based on unobservable inputs. The Company uses a non-option valuation model for calculating the fair value of the MRBs where key assumptions are market assumptions such as equity market returns, interest rate levels, market volatility, mortality and policyholder behavior assumptions such as lapse, rider utilization and withdrawal patterns. Risk margins are included in the mortality and policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment.

MRBs are valued using models that incorporate a spread reflecting the Company’s own credit risk (i.e. non-performance risk). The assumption for the Company’s own credit risk for MRBs is based on a standard index for credit default swaps (“CDX”) as a basis for calculating the instrument specific credit risk which is an observable input as the Company has no debt in the market. The Company may adjust the CDX trends based on actuarial judgement and analysis, such as benchmarking to a group of peer companies’ spreads to the CDX. Increases (decreases) in the Company’s own credit risk, which impacts the rates used to discount future cash flows, could lead to favorable (unfavorable) changes in the fair value of the MRBs. The Company uses risk-neutral scenarios to project the change in value of the associated account value and the discount rate used in the discounted future cash flows valuation. Changes in various assumptions such as the amount of claims, market volatility, mortality rates, lapse rates or utilization rate assumptions could cause a favorable (unfavorable) change in the fair value of the MRBs.

23

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.   MARKET RISK BENEFITS (CONTINUED):

The balances and changes in the net market risk benefit were as follows:

	Year ended December 31,

	2025	2024	2023

Beginning balance	$1,133	$611	$6,453
Effect of changes in own credit risk	(416)	(539)	(880)

Beginning balance before changes in own credit risk	717	72	5,573
Interest accrual	58	21	356
Benefit payments	987	1,069	992
Effect of changes in interest rates and equity markets	(1,836)	(128)	(6,482)
Effect of changes in other future expected assumptions	(169)	(318)	(367)

Ending balance before changes in own credit risk	(243)	717	72
Effect of changes in own credit risk	274	416	539

Ending balance	31	1,133	611
Less reinsurance recoverable	45	1,034	570

Ending balance, net of reinsurance recoverable	$(15)	$99	$41

Net amount at risk [1]
GMWB	96,948	143,798	370,083
GMDB	—	2,175	2,435
Attained Age [2]
GMWB	82	81	81
GMDB	74	74	73

[1]	For GMWB, defined as the GMWB Benefit Base less the Account Value, floored at 0
For GMDB, defined as the GMDB Benefit (ROP or Ratchet) less the Account Value, floored at 0
[2]	Weighted average attained age of contract holders in years, weighted by account value

The following table summarizes the MRB amounts reported in the Balance Sheets as of December 31:

	2025			2024

	Asset	Liability	Net Asset (Liability)	Asset	Liability	Net Asset (Liability)

Variable Annuities	$3,740	$3,771	$(31)	$3,572	$4,705	$(1,133)

Total	$3,740	$3,771	$(31)	$3,572	$4,705	$(1,133)

Market risk benefits are measured at fair value on a recurring basis and reflected in Level 3 as either an asset or liability. The key assumptions for calculating MRBs include market, discount rate and policyholder behavior. The assumptions are based on a combination of historical data and actuarial assumptions. Risk margins are included in mortality and policyholder behavior assumptions. In addition, MRBs reflect a spread to reflect the Company’s own credit risk.

24

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.   MARKET RISK BENEFITS (CONTINUED):

The fair value measurement of MRBs uses certain significant unobservable inputs as follows:

	December 31,
	2025		2024
	Range of Inputs	Weighted Average	Range of Inputs	Weighted Average
Equity market volatility (1)	13.4% - 33.7%	22.3%	11.6% - 37.8%	22.1%

Discount rate (2)	(2.8%) - 17.6%	5.9%	(2.3%) - 26.9%	5.7%

Own credit risk	0.7%	0.7%	0.7%	0.7%

Lapse rate	3.8% - 5.4%	5.2%	4.4% - 6.0%	5.8%

Mortality rate	.01% - 27.2%	2.6%	.02% - 15.5%	2.1%

(1) Equity market volatility represents the estimated annualized variability of equity returns based on risk-neutral scenarios. For each equity index, scenario-level average annualized volatilities are calculated over projection horizon across the full set risk-neutral scenarios. Index-level ranges reflect the minimum and maximum of these scenario-level averages, and index-level weighted averages represent the simple average across scenarios. The final disclosed ranges and weighted-average equity volatility are determined by aggregating the index-level results across equity indices, weighted by the associated account value exposure.

(2) Discount rate assumptions represent risk-free interest rates derived from risk-neutral scenarios. The range of inputs reflects the minimum and maximum of scenario-level average annual discount rates across the full set of risk-neutral scenarios over the projection horizon. The weighted-average discount rate represents the simple average of the scenario-level average annual rates.

6.   SEPARATE ACCOUNTS:

The balances and changes in separate account liabilities for the years ended December 31, are as follows:

	For the Year Ended December 31,
	2025	2024	2023

Beginning balance	$4,029,675	$3,596,055	$3,188,070

Premiums and deposits	90,064	105,249	91,936

Policy charges	(12,419)	(12,130)	(10,717)

Surrenders and withdrawals	(256,387)	(255,625)	(245,716)

Benefit payments	(30,609)	(26,629)	(25,410)

Investment performance	614,751	621,417	599,189

Net transfer to (from) general account and other	(3,950)	(1,338)	(1,297)

Ending balance	$4,431,125	$4,029,675	$3,596,055

Cash surrender value	$4,355,742	$3,960,108	$3,533,113

There were no transfers of assets, other than cash, from the general account to a separate account; therefore, no gains or losses were recorded for the years ended December 31, 2025, 2024 and 2023.

25

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6.   SEPARATE ACCOUNTS (CONTINUED):

The Company has certain variable annuity products with guaranteed minimum death benefit or guaranteed minimum withdrawal benefit feature that is classified as MRB. The MRB is valued and presented separately from the related separate accounts balances. Refer to Note 5, Market Risk Benefits.

The following table summarizes the separate account amounts reported in the Balance Sheets:

	As of December 31,
	2025	2024

Variable Annuities	$4,431,125	$4,029,675

Reconciling item: Variable Life	1,705	1,473

Total	$4,432,830	$4,031,148

The aggregate fair value of assets, by major investment asset category, supporting the variable annuities separate accounts is as follows:

	As of December 31,
	2025	2024

Mutual Funds

Equity	$3,078,636	$2,786,781

Fixed Income	330,265	308,280

Asset Allocation	737,751	681,799

Money Market	284,473	252,815

Total	$4,431,125	$4,029,675

7.   DEFERRED ACQUISITION COSTS:

The balances and changes in variable annuities DAC were as follows for the years ended December 31:

	2025	2024	2023

Beginning balance	$57,784	$59,423	$61,441

Capitalization	2,724	3,134	2,752

Amortization	(4,825)	(4,773)	(4,770)

Ending balance	$55,683	$57,784	$59,423

The following table summarizes the DAC amounts reported in the balance sheet:

	December 31,
	2025	2024

Variable Annuities	$55,683	$57,784

Reconciling items:

Term and other	68	104

Total	$55,751	$57,888

26

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

8.   INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2025	2024	2023

Debt securities	$7,923	$7,495	$6,898
Cash and cash equivalents	603	439	434
Other income	3	2	2

Total investment income	8,529	7,936	7,334
Less: investment expenses	745	342	665

Net investment income	$7,784	$7,594	$6,669

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2025	2024	2023

Debt securities:
Gross realized gains	$395	$370	$123
Gross realized losses	(931)	(1,944)	(3,938)

Total realized investment gains	$(536)	$(1,574)	$(3,815)

There were no realized investment losses as a result of impairments in 2025, 2024 or 2023. There were no debt securities that were non-income producing for 2025, 2024 or 2023, respectively. There was no interest foregone by non-income producing securities for 2025, 2024, and 2023, respectively.

27

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

8.   INVESTMENTS (CONTINUED):

Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2025 were as follows:

	2025

	Less than twelve months			Twelve months or more			Total

	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities

	(in thousands)
Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$3,469	$(19)	5	$6,979	$(176)	4	$10,448	$(195)	$9

States and political subdivisions	—	—	—	1,263	(202)	5	1,263	(202)	5

Corporate debt securities	5,258	(142)	26	62,773	(4,007)	243	68,031	(4,149)	269

Mortgage and asset backed securities	119	(1)	3	29	(2)	1	148	(3)	4

Total	$8,846	$(162)	$34	$71,044	$(4,387)	$253	$79,890	$(4,549)	287

Below Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$—	$—	$—	$—	$—	$—	$—	$—	$—

States and political subdivisions	—	—	—	—	—	—	—	—	—

Corporate debt securities	33	—	1	—	—	—	33	—	1

Mortgage and asset backed securities	—	—	—	—	—	—	—	—	—

Total	$33	$—	1	$—	$—	—	$33	$—	1

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2025. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The securities are investment grade debt securities with average fair values of 94% of amortized cost at December 31, 2025.

28

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

8.   INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2024, were as follows:

	2024

	Less than twelve months			Twelve months or more			Total

	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities

	(in thousands)
Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$31,810	$(817)	20	$5,705	$(470)	5	$37,515	$(1,287)	$25
States and political subdivisions	—	—	—	1,234	(249)	5	1,234	(249)	5
Corporate debt securities	21,765	(283)	66	86,219	(7,797)	336	107,984	(8,080)	402
Mortgage and asset backed securities	118	(3)	3	30	(4)	1	148	(7)	4

Total	$53,693	$(1,103)	89	$93,188	$(8,520)	347	$146,881	$(9,623)	436

Below Investment grade debt securities:
U.S. Treasury and U.S. Government agency securities	$—	$—	$—	$—	$—	$—	$—	$—	$—
States and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	—	—	—	—	—	—	—	—	—
Mortgage and asset backed securities	—	—	—	—	—	—	—	—	—

Total	$—	$—	—	$—	$—	—	$—	$—	—

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2024. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The securities are investment grade debt securities with average fair values of 94% of amortized cost at December 31, 2024.

The allowance for credit losses was zero as of December 31, 2025 and 2024, respectively. There were no additions, write offs, and recoveries to the allowance for credit losses during 2025 and 2024.

29

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

8.   INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2025, were as follows:

	December 31, 2025

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:

U.S. Treasury and U.S. Government agency securities	$40,032	$406	$(195)	$—	$40,243

States and political subdivisions	1,464	—	(202)	—	1,262

Corporate and other debt securities	153,855	2,492	(4,149)	—	152,198

Mortgage and asset backed securities	286	3	(3)	—	286

Total debt securities	$195,637	$2,901	$(4,549)	—	$193,989

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2024, were as follows:

	December 31, 2024

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:

U.S. Treasury and U.S. Government agency securities	$42,744	$28	$(1,287)	$—	$41,485

States and political subdivisions	1,483	—	(249)	—	1,234

Corporate and other debt securities	151,501	773	(8,080)	—	144,194

Mortgage and asset backed securities	292	2	(7)	—	287

Total debt securities	$196,020	$803	$(9,623)	—	$187,200

During 2025 and 2024, the Company recorded no impairments for the portion of noncredit related losses in other comprehensive income.

Proceeds from sales of available-for-sale investments (excluding proceeds from calls and maturities) were $45,600, $54,954 and $62,275 in 2025, 2024 and 2023, respectively.

30

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

8.   INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2025, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2025
	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$15,589	$15,496

Due after 1 year through 5 years	100,003	100,244

Due after 5 years through 10 years	68,107	67,338

Due after 10 years	11,652	10,625

Mortgage and asset backed securities	286	286

	$195,637	$193,989

At December 31, 2025, and 2024, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities and Financial & Banking securities.

At December 31, 2025, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $384 and $386 respectively. At December 31, 2024, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $400 and $395 respectively.

9.   FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, market risk benefits and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.

Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

31

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

9.   FAIR VALUE MEASUREMENTS (CONTINUED):

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Market risk benefits are measured at fair value and reflected in Level 3 as either an asset or liability. The significant inputs to the fair value measurement is described in Note 5, Market Risk Benefits.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

32

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

9.   FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2025
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$40,243	$—	—	$40,243
States and political subdivisions	—	1,262	—	1,262
Corporate and other debt securities	—	152,198	—	152,198
Mortgage and asset backed securities	—	286	—	286

Total available-for-sale debt securities	40,243	153,746	—	193,989
Cash equivalents	8,404	—	—	8,404
Market risk benefit asset	—	—	3,740	3,740
Separate account assets	4,432,830	—	—	4,432,830

Total	$4,481,477	$153,746	$3,740	$4,638,963

Liabilities:
Market risk benefit liability	—	—	3,771	3,771

Total	$—	$—	$3,771	$3,771

	December 31, 2024
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$41,485	$—	—	$41,485
States and political subdivisions	—	1,234	—	1,234
Corporate and other debt securities	—	144,194	—	144,194
Mortgage and asset backed securities	—	287	—	287

Total available-for-sale debt securities	41,485	145,715	—	187,200
Cash equivalents	12,953	—	—	12,953
Market Risk Benefit Asset	—	—	3,572	3,572
Separate account assets	4,031,148	—	—	4,031,148

Total	$4,085,586	$145,715	$3,572	$4,234,873

Liabilities:
Market risk benefit liability	—	—	4,705	4,705

Total	$—	$—	$4,705	$4,705

33

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

9.   FAIR VALUE MEASUREMENTS (CONTINUED):

There were no Level 3 assets held by the Company during 2025 or 2024. There were no transfers into or out of Level 3 during 2025 or 2024.

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.

The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2025		December 31, 2024

	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:
Policy loans	43	43	41	41
Reinsurance deposit and receivables	22,392	22,392	24,668	24,668

	$22,435	$22,435	$24,709	$24,709

Financial Liabilities:
Contract holder deposit funds	$42,125	$42,125	$44,672	$44,672

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Contract Holder Deposit Funds

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

34

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

10.   INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,

	2025	2024	2023
Current:
Federal	$2,203	$1,693	$3,305
State	19	18	9

	$2,222	$1,711	$3,314

Deferred:
Federal	$(1,974)	$(877)	$1,708
State	—	—	—

	$(1,974)	$(877)	$1,708

Income tax expense	$248	$834	$5,022

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for the Company as it believes that the reversal of temporary differences will have no impact on the state income tax that it will pay in the future.

Significant components of the Company’s net deferred tax liability were as follows:

	Years Ended December 31,

	2025	2024

Deferred income tax assets (liabilities):

Deferred policy acquisition costs	$(8,625)	$(9,110)

Unrealized losses on available-for-sale securities	346	1,852

Contract holder reserves	3,271	2,938

Contract holder reserves - TCJA Transition Adjustment	—	64

Deferred revenue	35	65

Capital loss carryforward	786	678

Other, net	1	(2)

Net deferred tax liability before valuation allowance	(4,186)	(3,515)

Valuation allowance	(1,131)	(2,530)

Net deferred tax liability after valuation allowance	$(5,317)	$(6,045)

35

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

10.   INCOME TAXES (CONTINUED):

The Company recorded a deferred tax asset of $1,131 and $2,530 related to net unrealized losses on available-for-sale securities and capital loss carryforwards as of December 31, 2025 and 2024, respectively. The capital loss carryforwards can be used to offset taxable capital gains income in the future but will expire if they are not used within certain prescribed periods. The Company concluded that it was more likely than not that it will not have sufficient taxable capital gains income in the future to realize the net unrealized losses on available-for-sale securities and capital loss carryforwards. Accordingly, the Company recorded a valuation allowance of $1,131 and $2,530 as of December 31, 2025 and 2024, respectively.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2025	2024	2023

Tax provision at U.S. Federal statutory rate	$3,506	$2,932	$2,082

Provision to Return	(87)	(742)	735

Dividends received deduction	(1,555)	(1,352)	(302)

(Decrease) increase valuation allowance	(1,398)	(21)	2,551

Other, net	(218)	17	(44)

Income Tax expense	$248	$834	$5,022

The Company paid FILI federal income taxes of $1,640, $4,606, and $1,420 in 2025, 2024, and 2023 respectively, related to the Company’s separate-company basis. The Company paid state income taxes of $0 in 2025, 2024 and 2023 respectively.

The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties. The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

The Inflation Reduction Act of 2022 (“IRA”) was enacted by the U.S. Government on August 16, 2022 and includes a new corporate alternative minimum tax (“CAMT”) effective January 1, 2023. The CAMT applies to corporations based on their affiliated group basis and requires computing the U.S. federal income tax liability under the regular corporate tax system and the CAMT. The Company did not have any CAMT liability as of December 31, 2025.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2022. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded. The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

36

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

11.   STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under New York State Insurance Laws, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company paid a dividend of $11,000, $9,000 and $10,000 to FILI during 2025, 2024 and 2023 respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2025	2024	2023
Statutory net income	$18,600	$14,547	$9,151

Statutory surplus	$121,450	$113,866	$108,769

12.   AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $9,977, $9,375 and $8,214 in 2025, 2024 and 2023, respectively, under these agreements. These fees are included in Fund administration fees in the Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. The Company pays FIA sales compensation for variable deferred, immediate annuity contracts and term life insurance in accordance with the terms of the agreement. The Company incurred expenses in the amount of $2,701, $3,145, and $2,759 to FIA in 2025, 2024 and 2023, respectively.

37

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

12.   AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided to the Company. The Company incurred expenses of $5,490, $5,693, and $5,160 with FILI and $398, $214 and $262 with FMR LLC and its subsidiaries in 2025, 2024 and 2023 respectively. Intercompany balances are settled in accordance with the terms of the respective agreements.

The Company has an agreement with FIAM LLC whereby investment and managerial advice is provided to the Company. The Company incurred expenses of $271, $293, and $303 in 2025, 2024 and 2023, respectively for such services.

FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $135, $336, and $202 in 2025, 2024 and 2023, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms. All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $347, $511, and $734 in 2025, 2024 and 2023, respectively.

13.   UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2025	2024	2023
Underwriting, acquisition and insurance expenses:

Commissions, gross	$2,701	$3,145	$2,759

Compensation and benefits	4,059	3,726	3,358

Deferred policy acquisition costs, net	2,204	1,672	1,961

Rent expenses	134	167	145

Taxes, licenses and fees	179	289	175

General insurance expenses	1,984	2,117	1,853

Total underwriting, acquisition and insurance expenses	$11,261	$11,116	$10,251

38

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

14.   REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed.

The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The Company is subject to concentration of risk with respect to this reinsurance agreement. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%.

Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.

Financial information related to the coinsurance agreement for the fixed portion of the variable income annuity and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009 is as follows:

	Years Ended December 31,

	2025	2024
Reinsurance deposit and receivables:
Principal Life Insurance Company	$20,265	$21,412

Future contract and policy benefits	$20,265	$21,412

Reinsurance expense allowance	$213	$1,016

Contract and policy benefits and expenses	$1,325	$1,561

The Company’s deposit assets under the reinsurance agreement with Principal Life Insurance Company is partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of this reinsurer.

39

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

14.   REINSURANCE (CONTINUED):

The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2025.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2025	2024	2023
Direct life premiums	$572	$730	$745

Reinsurance ceded, net of ceding expense allowance	(302)	(245)	(245)

Net premiums	$270	$485	$500

Direct contract and policy benefits	$6,535	$2,775	$3,682

Reinsurance ceded benefits incurred	(5,062)	(602)	(1,705)

Reinsurance costs	1,019	1,166	1,077

Net contract and policy benefits	$2,492	$3,339	$3,054

Direct change in market risk benefits	$(959)	$645	$(5,502)

Reinsurance ceded	988	(464)	5,207

Net change in market risk benefits	$29	$181	$(295)

15.   COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

16.   SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 30, 2026 and did not identify any other events that would require adjustments to, or disclosure in, the financial statements.

40

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution

(1)

Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity Investments Life”) establishing the Empire Fidelity Investments Variable Annuity Account A incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997.

(2)

Board of Directors Resolution incorporated by reference from Post-Effective Amendment No. 36 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2022.

(b)	Custodian Agreements - Not Applicable

(c)	Underwriting Contracts

(1)

Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC, incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997.

(d)	Contracts

(1)

Specimen Variable Annuity Contract incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997.

(2)

Endorsement for Unisex Contract incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997.

(3)

Endorsement for Qualified Contracts incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997.

(e)	Applications

(1)

Application for Variable Annuity Contract incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997.

(f)	Insurance Company’s Certification of Incorporation and By-Laws

(1)

Charter of Empire Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997.

(2)

Amended By-laws of Empire Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997.

(g)	Reinsurance Contracts - Not Applicable

(h)	Participation Agreements

(1)

Participation Agreement between Empire Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the “Adviser”), incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on August 29, 1997.

(2)

Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. (“FUND”), and PILGRIM BAXTER & ASSOCIATES, LTD. (“ADVISER”) incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on August 29, 1997.

(3)

Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”) incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on August 29, 1997.

(4)

Participation Agreement between Empire Fidelity Investments Life and Warburg, Pincus Trust, (the “Fund”); Warburg, Pincus Counsellors, Inc. (the “Adviser”); and Counsellors Securities Inc., incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on August 29, 1997.

(5)

Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Distributor”) and LAZARD RETIREMENT SERIES, INC. (“Fund”) incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 27, 2006.

(6)

Participation Agreement between Empire Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

(7)

Participation Agreement between Empire Fidelity Investments Life Insurance Company and Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V incorporated by reference from Post-Effective Amendment No. 36 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2022.

(i)	Administrative Contracts - Not Applicable

(j)	Other Material Contracts

(1)

Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997.

(2)

Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corporate Services incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997.

(k)	Legal Opinion

Legal opinion and consent of Lance A. Warrick filed herein as Exhibit (k)

(l)	Other Opinions

Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit (l)

(m)	Omitted Financial Statements - Not Applicable

(n)	Initial Capital Agreements - Not Applicable

(o)	Form of Initial Summary Prospectuses - Not Applicable

(p)	Power of Attorney

(1)

Power of Attorney for William J. Johnson, Jr. incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(2)

Power of Attorney for Miles Mei incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(3)

Power of Attorney for Nancy D. Prior incorporated by reference from Post-Effective Amendment No. 32 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2018.

(4)

Power of Attorney for David J. Vargo incorporated by reference from Post-Effective Amendment No. 34 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 30, 2020.

(5)

Power of Attorney for Kathryn A. Dunn incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 28, 2023.

(6)

Power of Attorney for Robert W. Litle incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 28, 2023.

(7)

Power of Attorney for Ari Lindner incorporated by reference from Post-Effective Amendment No. 39 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2025.

(8)

Power of Attorney for Thomas J. Tesauro incorporated by reference from Post-Effective Amendment No. 39 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2025.

(q)	Letter Regarding Change in Certifying Account - Not Applicable

(r)	Historical Current Limits on Index Gains - Not Applicable

Item 28. Directors and Officers of the Insurance Company

Name and Principal Business Address	Positions and Offices with Insurance Company
Ari Lindner	Director and President
Kathryn A. Dunn	Director
William J. Johnson, Jr.	Director
Robert W. Litle	Director
Nancy D. Prior	Director
Thomas J. Tesauro	Director
David J. Vargo	Director
James F. Andrea, Jr.	Head of Client Services & Operations
Kerri Bellantoni	Vice President, Human Resources
Jason Heath	Chief Investment Officer
Maxine Hensel	Chief Operating Officer
Andrew McIntosh	Illustration Actuary
Sara Liane Latham	Appointed Actuary
Brian N. Leary	Vice President, Consumer Services Officer & Chief Compliance Officer
Miles Mei	Chief Financial Officer and Treasurer
Robert G. Regan	Chief Risk Officer
Jeffrey Scobee	Head of Technology Vice President, Technology Management
Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each person named in Item 28 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 29. Persons Controlled By or Under Common Control with the Insurance Company or the Registered Separate Account

The Depositor, Empire Fidelity Investments Life Insurance Company, is 100% owned by Fidelity Investments Life Insurance Company, a Utah Corporation. Fidelity Investments Life Insurance Company is 100% owned by FMR LLC. FMR LLC has numerous subsidiaries, including the following financial services providers:

•	Fidelity Brokerage Services LLC, a Delaware limited liability Company

•	Fidelity Distributors Company LLC, a Delaware limited liability Company

•	Fidelity Workplace Investing LLC, a Delaware limited liability Company

•	Fidelity Insurance Agency, Inc., a Massachusetts Corporation

•	Fidelity Investments Institutional Operations Company LLC, a Delaware limited liability Company

•	Fidelity Management & Research Company LLC, a Delaware limited liability Company (advisor to the Fidelity Funds including the Variable Insurance Product Funds named in the prospectus)

•	Digital Brokerage Services, LLC, a Delaware limited liability Company

•	Fidelity Prime Financing LLC, a Delaware limited liability Company

•	Green Pier Fintech LLC, a Delaware limited liability Company

•	National Financial Services LLC, a Delaware limited liability Company

Item 30. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article VI of Empire Fidelity Investments Life Insurance Company’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

ARTICLE VI

IDEMNIFICATION

Section 6.1 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND AGENTS

Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgment in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney’s fees), judgments, fines and amounts paid in settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed exclusive of any other rights to which any person indemnified may be entitled under any lawful agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

The Board of Directors may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Management

Name and Principal Business Address	Positions and Offices with Underwriter
Robert R. Mascialino	Director, Chief Executive Officer, and President
Lisa D. Krieser	Assistant Secretary
Kevin M. McLaughlin	Chief Financial Officer
Gail R. Merken	Chief Compliance Officer
Michael Shulman	Assistant Treasurer
Charles Sturdy	Secretary and Chief Legal Officer

The address for each person named in Item 31(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)	Compensation to the Distributor:

The following aggregate amount of commissions and other compensation was received by the principal underwriter, directly or indirectly, from the Registrant for this and other variable annuity contracts issued by the Depositor, during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Fidelity Brokerage Services LLC	$587,000	$0	$0	$0

Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

(a)

For any Contract with Index-Linked Options and/or Fixed Options subject to a Contract Adjustment offered through this registration statement, provide the information required by the following table as of December 31 of the prior calendar year:

Name of Contract	Number of Contracts outstanding	Total value attributable to the Index- Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Not Applicable	Not Applicable	Not Appliable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 32. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue, New York, New York 10019.

Item 33. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2025, 2024, and 2023 were $5,489,537, $5,693,076, and $5,159,870, respectively.

Item 34. Fee Representation and Undertakings

Empire Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Empire Fidelity Investments Life Insurance Company, under this registration statement, are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investments Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Smithfield, and State of Rhode Island, on this 30th day of April, 2026.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registered Separate Account)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Ari Lindner		Lance A. Warrick
	President		Secretary

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Insurance Company)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Ari Lindner		Lance A. Warrick
	President		Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on this 30th day of April 2026.

Signature	Title	Date

/s/ *			)
Ari Lindner	President and Director	April 30, 2026)
/s/ *			) )
Miles Mei	Treasurer	April 30, 2026)
/s/ *			) )
Kathryn A. Dunn	Director	April 30, 2026	) By:	/s/ Lance A. Warrick
/s/ *			) )	Lance A. Warrick (Attorney-in-Fact)*
William J. Johnson, Jr.	Director	April 30, 2026)
/s/ *			) )
Robert W. Litle /s/ *	Director	April 30, 2026	) ) )
Nancy D. Prior /s/ *	Director	April 30, 2026	) ) )
Thomas J. Tesauro	Director	April 30, 2026)
/s/ *			) )
David J. Vargo	Director	April 30, 2026)